                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 85 (File No. 2-38355)                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61 (File No. 811-2111)                                         [X]

RIVERSOURCE LARGE CAP SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on Sept. 29, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE

DISCIPLINED EQUITY FUND


PROSPECTUS SEPT. 29, 2008

RIVERSOURCE DISCIPLINED EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, I, R2, R3, R4, R5 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................     10p
Other Investment Strategies and Risks.......................     13p
Fund Management and Compensation............................     14p
FINANCIAL HIGHLIGHTS........................................     16P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.2
   Investment Options -- Classes of Shares .................     S.2
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.11
Exchanging or Selling Shares................................    S.14
   Exchanges................................................    S.16
   Selling Shares...........................................    S.18
VALUING FUND SHARES.........................................    S.19
DISTRIBUTIONS AND TAXES.....................................    S.19
GENERAL INFORMATION.........................................    S.22


RIVERSOURCE COMPLEX OF FUNDS

The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

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2P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Disciplined Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index.

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on sector and industry allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

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                       RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 3P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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4P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

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                       RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 5P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares; and


- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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6P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                +9.96%     +6.20%     +16.47%    +5.26%
                                                                                 2004       2005       2006       2007



During the periods shown in the bar chart, the highest return for a calendar quarter was +9.77% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -3.05% (quarter ended Sept. 30, 2004).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2008 was -13.60%.


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                       RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 7P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                       SINCE                     SINCE
                                     INCEPTION      SINCE      INCEPTION       SINCE
                                    (CLASSES A,   INCEPTION   (CLASSES R2,   INCEPTION
                           1 YEAR   B, C & R4)    (CLASS I)     R3 & R5)     (CLASS W)
 RiverSource Disciplined
 Equity Fund:
   Class A
      Return before taxes  -0.84%     +11.52%(a)      N/A          N/A          N/A
      Return after taxes
      on distributions     -2.16%     +10.05%(a)      N/A          N/A          N/A
      Return after taxes
      on distributions
      and sale of fund
      shares               +0.17%      +9.34%(a)      N/A          N/A          N/A
   Class B
      Return before taxes  -0.53%     +11.81%(a)      N/A          N/A          N/A
   Class C
      Return before taxes  +3.59%     +12.11%(a)      N/A          N/A          N/A
   Class I
      Return before taxes  +5.62%        N/A       +11.65%(b)      N/A          N/A
   Class R2
      Return before taxes  +4.99%        N/A          N/A        +4.89%(c)      N/A
   Class R3
      Return before taxes  +5.27%        N/A          N/A        +5.15%(c)      N/A
   Class R4
      Return before taxes  +5.35%     +13.17%(a)      N/A          N/A          N/A
   Class R5
      Return before taxes  +5.58%        N/A          N/A        +5.46%(c)      N/A
   Class W
      Return before taxes  +5.17%        N/A          N/A          N/A        +6.38%(d)
 S&P 500 Index (reflects
 no deduction for fees,
 expenses or taxes)        +5.49%     +12.66%(e)   +10.83%(f)    +6.42%(g)    +6.42%(g)
 Lipper Large-Cap Core
 Funds Index               +6.63%     +11.48%(e)   +10.43%(f)    +7.10%(g)    +7.10%(g)



(a)  Inception date is April 24, 2003.

(b)  Inception date is July 15, 2004.

(c)  Inception date is Dec. 11, 2006.


(d)  Inception date is Dec. 1, 2006.


(e)  Measurement period started May 1, 2003.


(f)  Measurement period started Aug. 1, 2004.


(g)  Measurement period started Dec. 1, 2006.


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8P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 and Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class
A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.


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                       RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                    CLASS I
                                                                                    CLASS R2
                                                                                    CLASS R3
                                                                                    CLASS R4
                                                                                    CLASS R5
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)                5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time of
 purchase)                                           None        5%         1%        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees(b)                                 0.53%      0.53%      0.53%      0.53%
 Distribution and/or service (12b-1) fees           0.25%      1.00%      1.00%      0.25%
 Other expenses(c)                                  0.18%      0.19%      0.19%      0.28%
 Total annual fund operating expenses               0.96%      1.72%      1.72%      1.06%
 Fee waiver/expense reimbursement                   0.00%      0.00%      0.00%      0.00%
 Total annual (net) fund operating expenses(d)      0.96%      1.72%      1.72%      1.06%




                                       CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees(b)                     0.53%      0.53%       0.53%       0.53%       0.53%
 Distribution and/or service
 (12b-1) fees                           0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(c)                      0.08%      0.38%       0.37%       0.38%       0.13%
 Total annual fund operating
 expenses                               0.61%      1.41%       1.15%       0.91%       0.66%
 Fee waiver/expense reimbursement       0.00%      0.00%       0.00%       0.07%       0.00%
 Total annual (net) fund operating
 expenses(d)                            0.61%      1.41%       1.15%       0.84%       0.66%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


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10P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.05% for Class A, 1.81% for Class B, 1.81% for Class C, 0.72% for Class I, 1.52% for Class R2, 1.27% for Class R3, 0.88% for Class R4, 0.77% for Class R5 and 1.17% for Class W.


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                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 11P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                 $  667      $  863       $1,076        $1,690
 Class B                                    $  675(b)   $  942(b)    $1,134(b)     $1,833(c)
 Class C                                    $  275(b)   $  542       $  934        $2,035
 Class I                                    $   62      $  196       $  341        $  766
 Class R2                                   $  144      $  447       $  772        $1,696
 Class R3                                   $  117      $  366       $  634        $1,402
 Class R4                                   $   86      $  283       $  498        $1,118
 Class R5                                   $   67      $  211       $  368        $  826
 Class W                                    $  108      $  337       $  586        $1,299


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                 $  667      $  863       $1,076        $1,690
 Class B                                    $  175      $  542       $  934        $1,833(b)
 Class C                                    $  175      $  542       $  934        $2,035
 Class I                                    $   62      $  196       $  341        $  766
 Class R2                                   $  144      $  447       $  772        $1,696
 Class R3                                   $  117      $  366       $  634        $1,402
 Class R4                                   $   86      $  283       $  498        $1,118
 Class R5                                   $   67      $  211       $  368        $  826
 Class W                                    $  108      $  337       $  586        $1,299


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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12P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

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                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

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14P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.53% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

- Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 15P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JULY 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JULY 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.


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16P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,          2008              2007           2006           2005           2004
Net asset value, beginning of
  period                                $7.22          $6.74          $6.70          $5.95          $5.44
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .09(b)         .08(b)         .06            .04            .02
Net gains (losses) (both realized
 and unrealized)                        (1.00)           .97            .35            .90            .63
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.91)          1.05            .41            .94            .65
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.06)          (.06)          (.06)          (.03)          (.02)
Distributions from realized gains        (.37)          (.51)          (.31)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.43)          (.57)          (.37)          (.19)          (.14)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.88          $7.22          $6.74          $6.70          $5.95
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1,067         $1,410         $1,368            $28            $13
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             .96%          1.05%          1.05%          1.35%          1.91%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)         .96%          1.03%          1.02%          1.25%          1.13%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.35%          1.13%           .95%           .84%           .65%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   58%            62%           137%            64%            64%
---------------------------------------------------------------------------------------------------------
Total return(g)                       (13.40%)        15.92%          6.25%         15.95%         11.99%
---------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 17P

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $7.12          $6.65          $6.62          $5.90          $5.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .03(b)         .01            .02           (.02)
Net gains (losses) (both realized and
 unrealized)                               (.99)           .96            .34            .86            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.95)           .99            .35            .88            .59
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.01)          (.01)            --             --
Distributions from realized gains          (.37)          (.51)          (.31)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.37)          (.52)          (.32)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.80          $7.12          $6.65          $6.62          $5.90
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $35            $62            $73             $9             $3
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.72%          1.82%          1.85%          2.13%          2.73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.72%          1.79%          1.82%          2.04%          1.95%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .59%           .37%           .20%           .06%          (.16%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     58%            62%           137%            64%            64%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (14.07%)        15.18%          5.42%         15.03%         10.95%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


18P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $7.11          $6.65          $6.62          $5.90          $5.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .03(b)         .01            .01           (.02)
Net gains (losses) (both realized and
 unrealized)                               (.99)           .96            .35            .87            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.95)           .99            .36            .88            .59
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)          (.02)          (.02)            --             --
Distributions from realized gains          (.37)          (.51)          (.31)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.38)          (.53)          (.33)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.78          $7.11          $6.65          $6.62          $5.90
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $3             $3             $3            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.72%          1.81%          1.84%          2.13%          2.73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.72%          1.79%          1.81%          2.06%          1.95%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .59%           .36%           .20%           .02%          (.17%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     58%            62%           137%            64%            64%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (14.11%)        15.14%          5.51%         15.03%         10.96%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 19P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005       2004(B)
Net asset value, beginning of period      $7.27          $6.78          $6.73          $5.96          $5.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(c)         .11(c)         .08            .04            .02
Net gains (losses) (both realized and
 unrealized)                               (.99)           .97            .36            .92           (.05)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.88)          1.08            .44            .96           (.03)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.08)          (.08)          (.03)            --
Distributions from realized gains          (.37)          (.51)          (.31)          (.16)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)          (.59)          (.39)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.93          $7.27          $6.78          $6.73          $5.96
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $391           $441           $252            $82             $9
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .61%           .70%           .72%           .91%          1.27%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .61%           .67%           .70%           .91%           .93%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.69%          1.47%          1.41%          1.19%          5.35%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     58%            62%           137%            64%            64%
-----------------------------------------------------------------------------------------------------------
Total return                            (12.98%)        16.29%          6.73%         16.29%          (.50%)(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from July 15, 2004 (inception date) to July 31, 2004.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


20P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008          2007(B)
Net asset value, beginning of period      $7.21          $7.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .08            .03
Net gains (losses) (both realized and
 unrealized)                              (1.00)           .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.92)           .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.08)
Distributions from realized gains          (.37)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.41)          (.59)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.88          $7.21
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.41%          1.49%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.16%          1.48%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.15%           .55%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     58%            62%
-----------------------------------------------------------------------------------------------------------
Total return                            (13.51%)         3.31%(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 21P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,          2008          2007(B)
Net asset value, beginning of
  period                                $7.22          $7.57
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)           .09            .04
Net gains (losses) (both realized
 and unrealized)                         (.99)           .20
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.90)           .24
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.06)          (.08)
Distributions from realized gains        (.37)          (.51)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.43)          (.59)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.89          $7.22
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.15%          1.24%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .90%          1.22%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)         1.41%           .81%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   58%            62%
---------------------------------------------------------------------------------------------------------
Total return                          (13.26%)         3.46%(i)
---------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


22P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,          2008              2007           2006           2005           2004
Net asset value, beginning of
  period                                $7.25          $6.76          $6.71          $5.95          $5.45
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .10(b)         .09(b)         .07            .05            .03
Net gains (losses) (both realized
 and unrealized)                        (1.00)           .98            .36            .91            .61
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.90)          1.07            .43            .96            .64
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)          (.07)          (.07)          (.04)          (.02)
Distributions from realized gains        (.37)          (.51)          (.31)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.44)          (.58)          (.38)          (.20)          (.14)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.91          $7.25          $6.76          $6.71          $5.95
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $126           $158           $224            $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             .91%           .95%           .87%          1.18%          1.76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)         .84%           .87%           .84%          1.06%           .98%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.47%          1.29%          1.10%          1.03%           .78%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   58%            62%           137%            64%            64%
---------------------------------------------------------------------------------------------------------
Total return                          (13.26%)        16.15%          6.48%         16.25%         11.87%
---------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------


                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 23P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,          2008          2007(B)
Net asset value, beginning of
  period                                $7.24          $7.57
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)           .11            .06
Net gains (losses) (both realized
 and unrealized)                        (1.00)           .20
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.89)           .26
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.08)          (.08)
Distributions from realized gains        (.37)          (.51)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.45)          (.59)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.90          $7.24
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .66%           .75%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .66%           .74%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.66%          1.28%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   58%            62%
---------------------------------------------------------------------------------------------------------
Total return                          (13.09%)         3.76%(i)
---------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


24P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,          2008          2007(B)
Net asset value, beginning of
  period                                $7.22          $7.46
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)           .08            .03
Net gains (losses) (both realized
 and unrealized)                        (1.00)           .32
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.92)           .35
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)          (.08)
Distributions from realized gains        (.37)          (.51)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.44)          (.59)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.86          $7.22
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1,355           $745
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.06%          1.18%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.06%          1.13%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.22%           .59%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   58%            62%
---------------------------------------------------------------------------------------------------------
Total return                          (13.52%)         5.01%(i)
---------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


                      RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 PROSPECTUS 25P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

--------------------------------------------------------------------------------

S.1                                                                     S-6400-4

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             S.2

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

--------------------------------------------------------------------------------

S.3

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

--------------------------------------------------------------------------------

                                                                             S.4

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------
S.5

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

                                                                             S.6

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

--------------------------------------------------------------------------------

S.7

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

--------------------------------------------------------------------------------
                                                                             S.8

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

--------------------------------------------------------------------------------

S.9

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
  - selling under an approved substantially equal periodic payment arrangement.

--------------------------------------------------------------------------------

                                                                            S.10

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.11

BY MAIL (CONT.)
                    (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.12

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000           $1,000         $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $100           $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300             None           $2,500       $5,000        $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100             $100           $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $50            $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None             None           $2,500       $5,000        $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

--------------------------------------------------------------------------------

S.13

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.14

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.15

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND

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                                                                            S.16

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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S.17

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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                                                                            S.18

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

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S.19

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

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                                                                            S.20

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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S.21

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association, The Bank of New York or JP Morgan Chase Bank, N.A. provide custody services. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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                                                                            S.22

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment
Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or

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S.23
payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

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                                                                            S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

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S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

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                                                                            S.26

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

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S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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                                                                            S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-2111

TICKER SYMBOL
Class A: AQEAX  Class B: AQEBX   Class C: RDCEX   Class I: ALEIX
Class R2: --    Class R3: RSDEX  Class R4: RQEYX  Class R5: RSIPX  Class W: RDEWX


(RIVERSOURCE INVESTMENTS LOGO)                                S-6263-99 H (9/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

GROWTH FUND


PROSPECTUS SEPT. 29, 2008

RIVERSOURCE GROWTH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, I, R2, R3, R4, R5 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................     10p
Other Investment Strategies and Risks.......................     13p
Fund Management and Compensation............................     15p
FINANCIAL HIGHLIGHTS........................................     16P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.2
   Investment Options -- Classes of Shares .................     S.2
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.11
Exchanging or Selling Shares................................    S.14
   Exchanges................................................    S.16
   Selling Shares...........................................    S.18
VALUING FUND SHARES.........................................    S.19
DISTRIBUTIONS AND TAXES.....................................    S.19
GENERAL INFORMATION.........................................    S.22



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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2P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its net assets in foreign investments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

- Management's track record.

- Financial strength.

- Competitive market or product position.

- Technological advantage (more advanced technology or proven technological advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

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                                   RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 3P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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4P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

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                                   RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 5P

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares; and


- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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6P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +22.56%    +39.51%    -19.02%    -31.30%    -24.09%    +20.75%    +8.49%     +8.42%     +10.91%    +2.87%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +27.10% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -28.16% (quarter ended Sept. 30, 2001).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2008 was -15.35%.


The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

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                                   RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 7P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                        SINCE       SINCE     SINCE INCEPTION     SINCE
                                                      INCEPTION   INCEPTION    (CLASSES R2,     INCEPTION
                       1 YEAR    5 YEARS   10 YEARS   (CLASS C)   (CLASS I)      R3 & R5)       (CLASS W)
 RiverSource Growth
 Fund:
   Class A
      Return before
      taxes              -3.06%    +8.84%    +1.06%      N/A         N/A            N/A            N/A
      Return after
      taxes on
      distributions      -3.34%    +8.72%    +0.77%      N/A         N/A            N/A            N/A
      Return after
      taxes on
      distributions
      and sale of
      fund shares        -1.99%    +7.62%    +0.84%      N/A         N/A            N/A            N/A
   Class B
      Return before
      taxes              -2.97%    +9.00%    +0.80%      N/A         N/A            N/A            N/A
   Class C
      Return before
      taxes              +1.08%    +9.29%     N/A       -6.60%(a)    N/A            N/A            N/A
   Class I
      Return before
      taxes              +3.29%     N/A       N/A        N/A        +7.62%(b)       N/A            N/A
   Class R2
      Return before
      taxes              +2.66%     N/A       N/A        N/A         N/A           +3.47%(c)       N/A
   Class R3
      Return before
      taxes              +2.94%     N/A       N/A        N/A         N/A           +3.75%(c)       N/A
   Class R4
      Return before
      taxes              +3.12%   +10.35%    +1.75%      N/A         N/A            N/A            N/A
   Class R5
      Return before
      taxes              +3.25%     N/A       N/A        N/A         N/A           +4.08%(c)       N/A
   Class W
      Return before
      taxes              +2.86%     N/A       N/A        N/A         N/A            N/A           +4.62%(d)
 Russell 1000(R)
 Growth Index
 (reflects no
 deduction for fees,
 expenses or taxes)     +11.81%   +12.11%    +3.83%     -3.66%(e)   +7.70%(f)     +11.20%(g)     +11.20%(g)
 Lipper Large-Cap
 Growth Funds Index     +14.97%   +12.06%    +3.64%     -3.34%(e)   +8.35%(f)     +14.30%(g)     +14.30%(g)



(a)  Inception date is June 26, 2000.

(b)  Inception date is March 4, 2004.

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8P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

(c)  Inception date is Dec. 11, 2006.


(d)  Inception date is Dec. 1, 2006.


(e)  Measurement period started July 1, 2000.


(f)  Measurement period started March 1, 2004.


(g)  Measurement period started Dec. 1, 2006.


The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 and Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class
A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.


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                                   RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                    CLASS I
                                                                                    CLASS R2
                                                                                    CLASS R3
                                                                                    CLASS R4
                                                                                    CLASS R5
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)      5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales (as a percentage of offering price at
 time of purchase)                                   None        5%         1%        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees(b)                                 0.45%      0.45%      0.45%      0.45%
 Distribution and/or service (12b-1) fees           0.25%      1.00%      1.00%      0.25%
 Other expenses(c)                                  0.30%      0.31%      0.31%      0.30%
 Total annual fund operating expenses(d)            1.00%      1.76%      1.76%      1.00%
 Acquired fund fees and expenses(e)                 0.04%      0.04%      0.04%      0.04%
 Total fund and acquired fund fees and
 expenses(e)                                        1.04%      1.80%      1.80%      1.04%




                                       CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees(b)                     0.45%      0.45%       0.45%       0.45%       0.45%
 Distribution and/or service
 (12b-1) fees                           0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(c)                      0.09%      0.41%       0.42%       0.39%       0.16%
 Total annual fund operating
 expenses(d)                            0.54%      1.36%       1.12%       0.84%       0.61%
 Acquired fund fees and expenses(e)     0.04%      0.04%       0.04%       0.04%       0.04%
 Total fund and acquired fund fees
 and expenses(e)                        0.58%      1.40%       1.16%       0.88%       0.65%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.13% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.


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10P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.97% for Class R4.


(e) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.


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                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 11P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $675        $887        $1,117        $1,777
 Class B                                      $683(b)     $967(b)     $1,176(b)     $1,920(c)
 Class C                                      $283(b)     $567        $  976        $2,121
 Class I                                      $ 59        $186        $  324        $  729
 Class R2                                     $143        $443        $  767        $1,685
 Class R3                                     $118        $369        $  639        $1,414
 Class R4                                     $ 90        $281        $  488        $1,089
 Class R5                                     $ 66        $208        $  363        $  814
 Class W                                      $106        $331        $  575        $1,276


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $675        $887        $1,117        $1,777
 Class B                                      $183        $567        $  976        $1,920(b)
 Class C                                      $183        $567        $  976        $2,121
 Class I                                      $ 59        $186        $  324        $  729
 Class R2                                     $143        $443        $  767        $1,685
 Class R3                                     $118        $369        $  639        $1,414
 Class R4                                     $ 90        $281        $  488        $1,089
 Class R5                                     $ 66        $208        $  363        $  814
 Class W                                      $106        $331        $  575        $1,276


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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12P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

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                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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14P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.



Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:


Nick Thakore, Portfolio Manager

- Managed the Fund since 2002.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 15P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JULY 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JULY 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period     $32.73         $28.61         $28.34         $23.73         $22.80
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .26(b)         .23(b)         .18            .04            .02
Net gains (losses) (both realized and
 unrealized)                              (5.50)          4.11            .10           4.57            .91
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.24)          4.34            .28           4.61            .93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.22)          (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.22         $32.73         $28.61         $28.34         $23.73
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,591         $2,393         $2,351         $2,101         $2,117
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.00%          1.19%          1.14%          1.19%          1.03%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .84%           .71%           .72%           .16%           .07%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(e)                         (16.14%)        15.20%           .98%         19.43%          4.08%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


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16P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period     $29.79         $26.06         $26.01         $21.95         $21.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)        (.02)(b)       (.05)          (.16)          (.16)
Net gains (losses) (both realized and
 unrealized)                              (5.02)          3.75            .10           4.22            .86
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.00)          3.73            .05           4.06            .70
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $24.79         $29.79         $26.06         $26.01         $21.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $189           $369           $462           $578           $598
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.76%          1.96%          1.91%          1.97%          1.81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .08%          (.06%)         (.06%)         (.62%)         (.71%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(e)                         (16.78%)        14.31%           .19%         18.50%          3.29%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


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                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 17P

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period     $29.77         $26.07         $26.01         $21.95         $21.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)        (.01)(b)       (.04)          (.16)          (.16)
Net gains (losses) (both realized and
 unrealized)                              (5.01)          3.74            .10           4.22            .86
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (4.99)          3.73            .06           4.06            .70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $24.73         $29.77         $26.07         $26.01         $21.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $13            $20            $19            $15            $13
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.76%          1.95%          1.91%          1.97%          1.81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .08%          (.03%)         (.03%)         (.62%)         (.71%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(e)                         (16.78%)        14.31%           .23%         18.50%          3.29%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


18P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005        2004(B)
Net asset value, beginning of period     $33.54         $29.31         $28.93         $24.10         $25.61
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .44(c)         .40(c)         .32            .12            .09
Net gains (losses) (both realized and
 unrealized)                              (5.66)          4.19            .10           4.71          (1.60)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.22)          4.59            .42           4.83          (1.51)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.42)          (.36)          (.04)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.90         $33.54         $29.31         $28.93         $24.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $326           $298           $256           $147            $18
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .54%           .74%           .68%           .75%           .57%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.40%          1.21%          1.22%           .55%           .43%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.74%)        15.70%          1.44%         20.04%         (5.90%)(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g)  Not annualized.


--------------------------------------------------------------------------------


                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 19P

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period     $33.13         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .24            .13
Net gains (losses) (both realized and
 unrealized)                              (5.54)          1.12
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.30)          1.25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.61         $33.13
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.50%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after
 waiver/reimbursement(e),(g),(h)          1.11%          1.50%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .76%           .63%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%
-----------------------------------------------------------------------------------------------------------
Total return                            (16.11%)         3.93%(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


20P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period     $33.18         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .31            .18
Net gains (losses) (both realized and
 unrealized)                              (5.54)          1.13
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.23)          1.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.30)          (.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.65         $33.18
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.12%          1.27%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after
 waiver/reimbursement(e),(g),(h)           .86%          1.27%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.00%           .87%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.91%)         4.09%(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 21P

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,             2008              2007           2006           2005           2004
Net asset value, beginning of period      $33.34         $29.13         $28.81         $24.07         $23.09
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .35(b)         .25(b)         .24            .09            .07
Net gains (losses) (both realized and
 unrealized)                               (5.58)         (4.22)           .10           4.65            .91
------------------------------------------------------------------------------------------------------------
Total from investment operations           (5.23)          4.47            .34           4.74            .98
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.33)          (.26)          (.02)            --             --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $27.78         $33.34         $29.13         $28.81         $24.07
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $56           $146           $265           $304           $350
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                .84%          1.03%           .95%          1.02%           .86%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)            .66%          1.03%           .95%          1.02%           .86%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)               1.11%           .79%           .89%           .34%           .25%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     112%            98%           134%           136%           171%
------------------------------------------------------------------------------------------------------------
Total return                             (15.85%)        15.39%          1.17%         19.69%          4.24%
------------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------


22P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period     $33.28         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .39            .29
Net gains (losses) (both realized and
 unrealized)                              (5.59)          1.12
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.20)          1.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.40)          (.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.68         $33.28
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .61%           .76%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.25%          1.38%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.80%)         4.41%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g)  Not annualized.


--------------------------------------------------------------------------------


                                  RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS 23P

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period     $33.21         $31.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .27            .24
Net gains (losses) (both realized and
 unrealized)                              (5.59)          1.43
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (5.32)          1.67
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.62         $33.21
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.00%          1.17%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .86%          1.09%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    112%            98%
-----------------------------------------------------------------------------------------------------------
Total return                            (16.15%)         5.29%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g)  Not annualized.


--------------------------------------------------------------------------------


24P RIVERSOURCE GROWTH FUND -- 2008 PROSPECTUS

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

--------------------------------------------------------------------------------

S-6400-4                                                                     S.1

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.2

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

--------------------------------------------------------------------------------

                                                                             S.3

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

--------------------------------------------------------------------------------

S.4

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------
                                                                             S.5

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

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S.6

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

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                                                                             S.7

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

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S.8

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

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                                                                             S.9

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
  - selling under an approved substantially equal periodic payment arrangement.

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S.10

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling
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                                                                            S.11

BY MAIL (CONT.)
                    (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
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BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
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BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
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S.12

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000           $1,000         $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $100           $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300             None           $2,500       $5,000        $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
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MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100             $100           $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $50            $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None             None           $2,500       $5,000        $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
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These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

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                                                                            S.13

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

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S.14

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
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BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
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                                                                            S.15

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional
                    fees for wire transactions.
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BY SCHEDULED        You may elect to receive regular periodic payments through
PAYOUT PLAN         an automatic sale of shares. See the SAI for more
                    information.
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EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND

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S.16

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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                                                                            S.17

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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S.18

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

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                                                                            S.19

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

--------------------------------------------------------------------------------

S.20

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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                                                                            S.21

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association, The Bank of New York or JP Morgan Chase Bank, N.A. provide custody services. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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S.22

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment
Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or

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                                                                            S.23
payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

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S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

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                                                                            S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

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S.26

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

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                                                                            S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds 734
Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-2111


TICKER SYMBOL
Class A: INIDX     Class B: IGRBX     Class C: AXGCX     Class I: AGWIX
Class R2: --       Class R3: RSCGX    Class R4: IGRYX    Class R5: RSWHX    Class W: --



(RIVERSOURCE INVESTMENTS LOGO)                               S-6455-99 AD (9/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
LARGE CAP EQUITY FUND


PROSPECTUS SEPT. 29, 2008

RIVERSOURCE LARGE CAP EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS ON PURCHASES OF CLASS A SHARES. PLEASE NOTIFY YOUR FINANCIAL INSTITUTION IF YOU HAVE OTHER ACCOUNTS HOLDING SHARES OF RIVERSOURCE FUNDS TO DETERMINE WHETHER YOU QUALIFY FOR A SALES CHARGE DISCOUNT. SEE "BUYING AND SELLING SHARES" FOR MORE INFORMATION.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................     10p
Other Investment Strategies and Risks.......................     13p
Fund Management and Compensation............................     15p
FINANCIAL HIGHLIGHTS........................................     17P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.2
   Investment Options -- Classes of Shares .................     S.2
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.11
Exchanging or Selling Shares................................    S.14
   Exchanges................................................    S.16
   Selling Shares...........................................    S.18
VALUING FUND SHARES.........................................    S.19
DISTRIBUTIONS AND TAXES.....................................    S.19
GENERAL INFORMATION.........................................    S.22



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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2P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Large Cap Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

- Effective management.

- Financial strength.

- Competitive market or product position.

- Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

- Identifying stocks that are undervalued:

  - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;
  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

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                         RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 3P

  - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

- A more attractive opportunity has been identified.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

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4P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


FOREIGN RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market.

Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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                         RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 5P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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6P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)


                                  (BAR CHART)

                                                                     +27.57%    +5.52%     +5.76%     +14.95%    +2.68%
                                                                      2003       2004       2005       2006       2007



During the periods shown in the bar chart, the highest return for a calendar quarter was +16.15% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -4.93% (quarter ended Sept. 30, 2004).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2008 was -14.26%.


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                         RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 7P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)


                                                    SINCE                     SINCE
                                                  INCEPTION      SINCE      INCEPTION
                                                 (CLASSES A,   INCEPTION   (CLASSES R2,
                              1 YEAR   5 YEARS   B, C & R4)    (CLASS I)     R3 & R5)
 RiverSource Large Cap
 Equity Fund:
   Class A
      Return before taxes     -3.25%    +9.63%     +3.92%(a)      N/A           N/A
      Return after taxes on
      distributions           -5.84%    +8.44%     +2.93%(a)      N/A           N/A
      Return after taxes on
      distributions and sale
      of fund shares          -0.75%    +7.83%     +2.92%(a)      N/A           N/A
   Class B
      Return before taxes     -2.64%    +9.76%     +4.01%(a)      N/A           N/A
   Class C
      Return before taxes     +1.00%   +10.04%     +4.21%(a)      N/A           N/A
   Class I
      Return before taxes     +3.14%      N/A        N/A        +7.23%(b)       N/A
   Class R2
      Return before taxes     +2.49%      N/A        N/A          N/A         +3.30%(c)
   Class R3
      Return before taxes     +2.74%      N/A        N/A          N/A         +3.55%(c)
   Class R4
      Return before taxes     +2.77%   +11.10%     +5.19%(a)      N/A           N/A
   Class R5
      Return before taxes     +2.87%      N/A        N/A          N/A         +3.68%(c)
 Russell 1000(R) Index
 (reflects no deduction for
 fees, expenses or taxes)     +5.77%   +13.43%     +6.81%(d)    +9.16%(e)     +6.56%(f)
 S&P 500 Index (reflects no
 deduction for fees,
 expenses or taxes)           +5.49%   +12.83%     +6.30%(d)    +8.69%(e)     +6.42%(f)
 Lipper Large-Cap Core Funds
 Index                        +6.63%   +11.55%     +5.49%(d)    +8.12%(e)     +7.10%(f)



(a)  Inception date is March 28, 2002.

(b)  Inception date is March 4, 2004.

(c)  Inception date is Dec. 11, 2006.


(d)  Measurement period started April 1, 2002.


(e)  Measurement period started March 1, 2004.


(f)  Measurement period started Dec. 1, 2006.


The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

8P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

--------------------------------------------------------------------------------


                         RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                    CLASS I
                                                                                    CLASS R2
                                                                                    CLASS R3
                                                                                    CLASS R4
                                                   CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)      5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales (as a percentage of offering price at
 time of purchase)                                   None        5%         1%        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(b)                                           0.47%      0.47%      0.47%
 Distribution and/or service (12b-1) fees                     0.25%      1.00%      1.00%
 Other expenses(c)                                            0.31%      0.32%      0.32%
 Total annual fund operating expenses                         1.03%      1.79%      1.79%
 Fee waiver/expense reimbursement                             0.07%      0.06%      0.07%
 Total annual (net) fund operating expenses(d)                0.96%      1.73%      1.72%
 Acquired fund fees and expenses(e)                           0.02%      0.02%      0.02%
 Total fund and acquired fund fees and expenses(e)            0.98%      1.75%      1.74%




                                       CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees(b)                     0.47%      0.47%       0.47%       0.47%       0.47%
 Distribution and/or service
 (12b-1) fees                           0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(c)                      0.10%      0.42%       0.42%       0.40%       0.20%
 Total annual fund operating
 expenses                               0.57%      1.39%       1.14%       0.87%       0.67%
 Fee waiver/expense reimbursement       0.03%      0.05%       0.05%       0.05%       0.08%
 Total annual (net) fund operating
 expenses(d)                            0.54%      1.34%       1.09%       0.82%       0.59%
 Acquired fund fees and expenses(e)     0.02%      0.02%       0.02%       0.02%       0.02%
 Total fund and acquired fund fees
 and expenses(e)                        0.56%      1.36%       1.11%       0.84%       0.61%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.08% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


--------------------------------------------------------------------------------


10P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.04% for Class A, 1.81% for Class B, 1.80% for Class C, 0.62% for Class I, 1.42% for Class R2, 1.17% for Class R3, 0.90% for Class R4 and 0.67% for Class R5.


(e) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.


--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 11P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $669        $884        $1,116        $1,782
 Class B                                      $678(b)     $964(b)     $1,175(b)     $1,926(c)
 Class C                                      $277(b)     $563        $  975        $2,126
 Class I                                      $ 57        $186        $  327        $  738
 Class R2                                     $138        $442        $  767        $1,692
 Class R3                                     $113        $364        $  634        $1,409
 Class R4                                     $ 86        $279        $  489        $1,096
 Class R5                                     $ 62        $213        $  377        $  855



(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $669        $884        $1,116        $1,782
 Class B                                      $178        $564        $  975        $1,926(b)
 Class C                                      $177        $563        $  975        $2,126
 Class I                                      $ 57        $186        $  327        $  738
 Class R2                                     $138        $442        $  767        $1,692
 Class R3                                     $113        $364        $  634        $1,409
 Class R4                                     $ 86        $279        $  489        $1,096
 Class R5                                     $ 62        $213        $  377        $  855


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------


12P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------


14P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.47% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 15P

Nick Thakore, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weighting of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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16P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JULY 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JULY 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.


--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 17P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $6.05          $5.40          $5.26          $4.64          $4.53
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .06(b)         .06            .04            .01
Net gains (losses) (both realized and
 unrealized)                               (.90)           .79            .12            .61            .32
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.83)           .85            .18            .65            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.06)          (.04)          (.02)            --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.70)          (.20)          (.04)          (.03)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.52          $6.05          $5.40          $5.26          $4.64
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $3,389         $5,039         $5,461         $1,030         $1,248
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.03%          1.09%          1.06%          1.16%          1.23%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .97%          1.09%          1.06%          1.11%          1.20%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.31%           .99%          1.08%           .79%           .36%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (15.40%)        15.79%          3.51%         13.99%          7.19%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.96% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

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18P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $5.91          $5.29          $5.15          $4.56          $4.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized and
 unrealized)                               (.88)           .76            .12            .60            .31
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.85)           .77            .14            .60            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.01)            --             --             --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.15)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.41          $5.91          $5.29          $5.15          $4.56
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $433           $833         $1,169           $472           $572
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.79%          1.86%          1.84%          1.93%          1.98%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.73%          1.86%          1.84%          1.88%          1.95%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .56%           .23%           .28%           .02%          (.46%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (15.97%)        14.71%          2.72%         13.09%          6.48%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 19P

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $5.92          $5.30          $5.16          $4.57          $4.49
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized and
 unrealized)                               (.89)           .77            .12            .60            .31
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.86)           .78            .14            .60            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.02)            --             --             --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.16)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.41          $5.92          $5.30          $5.16          $4.57
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $21            $32            $35             $9            $11
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.79%          1.86%          1.84%          1.93%          2.01%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.73%          1.86%          1.84%          1.88%          1.98%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .55%           .23%           .28%           .02%          (.43%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (16.11%)        14.80%          2.71%         13.06%          6.46%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

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20P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008           2007           2006           2005        2004(B)
Net asset value, beginning of period      $6.09          $5.44          $5.31          $4.67          $5.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(c)         .09(c)         .10            .05             --
Net gains (losses) (both realized and
 unrealized)                               (.90)           .78            .12            .63           (.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.81)           .87            .22            .68           (.28)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)          (.09)          (.03)            --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.13)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.73)          (.22)          (.09)          (.04)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.55          $6.09          $5.44          $5.31          $4.67
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $39            $68           $105            $43            $14
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .57%           .63%           .59%           .70%           .72%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .57%           .63%           .59%           .65%           .71%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.74%          1.44%          1.53%          1.24%           .74%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.02%)        16.13%          4.06%         14.64%         (5.65%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.56% for the year ended July 31, 2008.
(i)  Not annualized.

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                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 21P

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008        2007(B)
Net asset value, beginning of period      $6.08          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .03
Net gains (losses) (both realized and
 unrealized)                               (.90)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.84)           .22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.69)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.55          $6.08
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.39%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.14%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.15%           .67%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.45%)         3.71%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------


22P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008        2007(B)
Net asset value, beginning of period      $6.09          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .08            .04
Net gains (losses) (both realized and
 unrealized)                               (.90)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.82)           .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.71)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.56          $6.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.14%          1.19%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .89%          1.19%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.40%           .92%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.19%)         3.88%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 23P

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $6.13          $5.47          $5.28          $4.66          $4.54
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .07(b)         .09            .04            .01
Net gains (losses) (both realized and
 unrealized)                               (.92)           .79            .12            .61            .34
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.84)           .86            .21            .65            .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.06)          (.02)          (.02)          (.01)
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.71)          (.20)          (.02)          (.03)          (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.58          $6.13          $5.47          $5.28          $4.66
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $179           $330         $1,069            $--             $8
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .87%           .90%           .81%           .95%          1.03%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .82%           .89%           .81%           .90%          1.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.46%          1.14%          1.41%          1.08%           .50%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.40%)        15.80%          4.03%         14.06%          7.44%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.81% for the year ended July 31, 2008.

--------------------------------------------------------------------------------


24P RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2008        2007(B)
Net asset value, beginning of period      $6.11          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .08            .06
Net gains (losses) (both realized and
 unrealized)                               (.93)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.85)           .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.61          $6.11
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .67%           .70%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .67%           .70%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.21%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.38%)         4.24%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended July 31, 2008.
(i)  Not annualized.

--------------------------------------------------------------------------------


                        RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 PROSPECTUS 25P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

--------------------------------------------------------------------------------

S.1                                                                     S-6400-4

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             S.2

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

--------------------------------------------------------------------------------

S.3

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

--------------------------------------------------------------------------------

                                                                             S.4

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------
S.5

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

                                                                             S.6

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

--------------------------------------------------------------------------------

S.7

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

--------------------------------------------------------------------------------
                                                                             S.8

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

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S.9

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
  - selling under an approved substantially equal periodic payment arrangement.

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                                                                            S.10

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.11

BY MAIL (CONT.)
                    (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
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BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
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BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
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                                                                            S.12

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000           $1,000         $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $100           $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300             None           $2,500       $5,000        $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
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MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100             $100           $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $50            $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None             None           $2,500       $5,000        $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

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S.13

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.14

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.15

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND

--------------------------------------------------------------------------------

                                                                            S.16

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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S.17

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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                                                                            S.18

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

S.19

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

--------------------------------------------------------------------------------

                                                                            S.20

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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S.21

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association, The Bank of New York or JP Morgan Chase Bank, N.A. provide custody services. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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                                                                            S.22

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment
Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or

--------------------------------------------------------------------------------
S.23
payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

                                                                            S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

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                                                                            S.26

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

--------------------------------------------------------------------------------

S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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                                                                            S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-2111

TICKER SYMBOL
Class A: ALEAX     Class B: ALEBX     Class C: ARQCX     Class I: ALRIX
Class R2: --       Class R3: --       Class R4: ALEYX    Class R5: --


(RIVERSOURCE INVESTMENTS LOGO)                                S-6244-99 J (9/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE


LARGE CAP VALUE FUND



PROSPECTUS SEPT. 29, 2008

RIVERSOURCE LARGE CAP VALUE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................     10p
Other Investment Strategies and Risks.......................     13p
Fund Management and Compensation............................     15p
FINANCIAL HIGHLIGHTS........................................     16P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.2
   Investment Options -- Classes of Shares .................     S.2
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.11
Exchanging or Selling Shares................................    S.14
   Exchanges................................................    S.16
   Selling Shares...........................................    S.18
VALUING FUND SHARES.........................................    S.19
DISTRIBUTIONS AND TAXES.....................................    S.19
GENERAL INFORMATION.........................................    S.22


RIVERSOURCE COMPLEX OF FUNDS


The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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2P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

- Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

- Identifying stocks that are undervalued:

  - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;

  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

  - because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security is overvalued relative to other potential investments.
- A more attractive opportunity has been identified.

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                          RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 3P

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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4P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

FOREIGN RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

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                          RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 5P

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and


- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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6P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)


                                  (BAR CHART)

                                                                     +28.01%    +11.37%    +4.22%     +19.15%    -0.56%
                                                                      2003       2004       2005       2006       2007



During the periods shown in the bar chart, the highest return for a calendar quarter was +17.42% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -6.08% (quarter ended Dec. 31, 2007).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2008 was -15.54%.


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                          RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 7P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                  SINCE                     SINCE
                                                INCEPTION      SINCE      INCEPTION
                                               (CLASSES A,   INCEPTION   (CLASSES R2,
                            1 YEAR   5 YEARS   B, C & R4)    (CLASS I)     R3 & R5)
 RiverSource Large Cap
 Value Fund:
   Class A
      Return before taxes   -6.24%   +10.65%       +7.52%(a)       N/A          N/A
      Return after taxes
      on distributions      -8.11%    +8.65%       +5.73%(a)       N/A          N/A
      Return after taxes
      on distributions and
      sale
      of fund shares        -2.66%    +8.55%       +5.86%(a)       N/A          N/A
   Class B
      Return before taxes   -5.73%   +10.89%       +7.75%(a)       N/A          N/A
   Class C
      Return before taxes   -2.30%   +11.11%       +7.85%(a)       N/A          N/A
   Class I
      Return before taxes   -0.01%       N/A          N/A       +8.05%(b)        N/A
   Class R2
      Return before taxes   -0.86%       N/A          N/A          N/A       +0.50%(c)
   Class R3
      Return before taxes   -0.60%       N/A          N/A          N/A       +0.75%(c)
   Class R4
      Return before taxes   -0.31%   +12.24%       +8.92%(a)       N/A          N/A
   Class R5
      Return before taxes   -0.22%       N/A          N/A          N/A       +1.13%(c)
 Russell 1000(R) Value
 Index (reflects no
 deduction for fees,
 expenses or taxes)         -0.17%   +14.63%      +10.77%(d)   +10.46%(e)     +1.91%(f)
 Lipper Large-Cap Value
 Funds Index                +2.46%   +13.04%       +9.31%(d)    +9.00%(e)     +4.30%(f)


(a)  Inception date is June 27, 2002.
(b)  Inception date is March 4, 2004.

(c)  Inception date is Dec. 11, 2006.


(d)  Measurement period started July 1, 2002.


(e)  Measurement period started March 1, 2004.


(f)  Measurement period started Dec. 1, 2006.


The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

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8P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.


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                          RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                    CLASS I
                                                                                    CLASS R2
                                                                                    CLASS R3
                                                                                    CLASS R4
                                                   CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)                5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time of
 purchase)                                           None        5%         1%        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(b)                                           0.53%      0.53%      0.53%
 Distribution and/or service (12b-1) fees                     0.25%      1.00%      1.00%
 Other expenses(c)                                            0.53%      0.54%      0.55%
 Total annual fund operating expenses                         1.31%      2.07%      2.08%
 Fee waiver/expense reimbursement                             0.00%      0.00%      0.00%
 Total annual (net) fund operating expenses(d)                1.31%      2.07%      2.08%




                                       CLASS I    CLASS R2    CLASS R3    CLASS R4    CLASS R5
 Management fees(b)                     0.53%      0.53%       0.53%       0.53%       0.53%
 Distribution and/or service
 (12b-1) fees                           0.00%      0.50%       0.25%       0.00%       0.00%
 Other expenses(c)                      0.33%      0.62%       0.61%       0.62%       0.39%
 Total annual fund operating
 expenses                               0.86%      1.65%       1.39%       1.15%       0.92%
 Fee waiver/expense reimbursement       0.00%      0.00%       0.00%       0.09%       0.00%
 Total annual (net) fund operating
 expenses(d)                            0.86%      1.65%       1.39%       1.06%       0.92%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.


(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


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10P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.13% for Class R4.




--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 11P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $701       $  967       $1,253        $2,068
 Class B                                      $710(b)    $1,049(b)    $1,314(b)     $2,210(c)
 Class C                                      $311(b)    $  652       $1,120        $2,415
 Class I                                      $ 88       $  275       $  478        $1,065
 Class R2                                     $168       $  521       $  898        $1,960
 Class R3                                     $142       $  440       $  761        $1,674
 Class R4                                     $108       $  357       $  625        $1,394
 Class R5                                     $ 94       $  294       $  510        $1,136


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $701        $967        $1,253        $2,068
 Class B                                      $210        $649        $1,114        $2,210(b)
 Class C                                      $211        $652        $1,120        $2,415
 Class I                                      $ 88        $275        $  478        $1,065
 Class R2                                     $168        $521        $  898        $1,960
 Class R3                                     $142        $440        $  761        $1,674
 Class R4                                     $108        $357        $  625        $1,394
 Class R5                                     $ 94        $294        $  510        $1,136


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------


12P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------


14P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.53% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2002.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 15P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JULY 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JULY 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.


--------------------------------------------------------------------------------


16P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.71          $5.88          $5.83          $5.34          $4.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .06(b)         .09            .06            .04
Net gains (losses) (both realized and
 unrealized)                              (1.05)           .77            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.98)           .83            .41            .76            .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.07)          (.07)          (.04)          (.03)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.55)         (1.00)          (.36)          (.27)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.18          $5.71          $5.88          $5.83          $5.34
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $35            $62            $63            $74            $67
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.31%          1.28%          1.21%          1.29%          1.54%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.31%          1.28%          1.21%          1.29%          1.24%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.41%           .99%          1.35%          1.07%           .95%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (18.65%)        14.47%          7.39%         14.52%         12.85%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 17P

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.66          $5.82          $5.77          $5.29          $4.95
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .78            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.01)           .79            .36            .71            .59
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.50)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.15          $5.66          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7            $15            $19            $28            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.07%          2.05%          1.97%          2.05%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.07%          2.05%          1.97%          2.05%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .65%           .23%           .59%           .30%           .16%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (19.35%)        13.75%          6.51%         13.66%         12.00%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


18P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.64          $5.82          $5.77          $5.29          $4.94
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                              (1.03)           .76            .32            .70            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.00)           .77            .36            .71            .60
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.13          $5.64          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.08%          2.04%          1.98%          2.06%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.08%          2.04%          1.98%          2.06%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .65%           .23%           .58%           .30%           .19%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (19.25%)        13.50%          6.56%         13.62%         12.19%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 19P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005        2004(B)
Net asset value, beginning of period      $5.75          $5.91          $5.86          $5.36          $5.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(c)         .08(c)         .12            .07            .03
Net gains (losses) (both realized and
 unrealized)                              (1.07)           .79            .32            .72           (.24)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.97)           .87            .44            .79           (.21)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.10)          (.10)          (.06)            --
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.03)          (.39)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.20          $5.75          $5.91          $5.86          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $11            $17            $13            $38            $16
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .86%           .85%           .75%           .86%          1.02%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .86%           .85%           .75%           .86%           .93%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.87%          1.41%          1.85%          1.50%          1.33%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return                            (18.41%)        15.10%          7.86%         14.97%         (3.77%)(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


20P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.69          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .07            .02
Net gains (losses) (both realized and unrealized)                (1.03)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.96)           .17
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.07)          (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.55)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.18          $5.69
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.65%          1.63%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.41%          1.63%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.32%           .55%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.44%)         2.84%(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 21P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.70          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .08            .03
Net gains (losses) (both realized and unrealized)                (1.04)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.96)           .18
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.08)          (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.56)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.18          $5.70
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.39%          1.38%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.15%          1.38%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.58%           .80%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.38%)         3.03%(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(i)  Not annualized.


--------------------------------------------------------------------------------


22P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.74          $5.90          $5.85          $5.36          $4.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .07(b)         .10            .07            .04
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .78            .32            .70            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.94)           .85            .42            .77            .65
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.08)          (.08)          (.05)          (.04)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.01)          (.37)          (.28)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.22          $5.74          $5.90          $5.85          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.15%          1.13%          1.00%          1.11%          1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .81%          1.12%          1.00%          1.11%          1.06%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.90%          1.14%          1.69%          1.25%          1.12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return                            (17.99%)        14.67%          7.55%         14.67%         13.14%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amounts have been calculated using the average shares outstanding method.


(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.


(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------

                         RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS 23P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.72          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .09            .05
Net gains (losses) (both realized and unrealized)                (1.07)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.98)           .20
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                --           (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.48)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.26          $5.72
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Total expenses(d),(e)                                             .92%           .83%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.81%          1.45%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.41%)         3.40%(g)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.


(c) Per share amounts have been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g)  Not annualized.


--------------------------------------------------------------------------------


24P RIVERSOURCE LARGE CAP VALUE FUND -- 2008 PROSPECTUS

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

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S-6400-4                                                                     S.1

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.2

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

--------------------------------------------------------------------------------

                                                                             S.3

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

--------------------------------------------------------------------------------

S.4

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------
                                                                             S.5

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

S.6

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

--------------------------------------------------------------------------------

                                                                             S.7

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

--------------------------------------------------------------------------------
S.8

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

--------------------------------------------------------------------------------

                                                                             S.9

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
  - selling under an approved substantially equal periodic payment arrangement.

--------------------------------------------------------------------------------

S.10

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.11

BY MAIL (CONT.)
                    (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.12

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000           $1,000         $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $100           $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300             None           $2,500       $5,000        $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS
                         EXCEPT                          RIVERSOURCE  THREADNEEDLE
                         THOSE LISTED TO                 DISCIPLINED  GLOBAL
                         THE RIGHT        TAX QUALIFIED  SMALL CAP    EXTENDED
                         (NONQUALIFIED)   ACCOUNTS       VALUE FUND   ALPHA FUND    CLASS W
-------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100             $100           $5,000       $10,000       $500
-------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100             $50            $100         $100          None
-------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None             None           $2,500       $5,000        $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
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These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

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                                                                            S.13

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.14

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
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BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.15

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
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EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND

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S.16

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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                                                                            S.17

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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S.18

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

                                                                            S.19

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

--------------------------------------------------------------------------------

S.20

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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                                                                            S.21

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association, The Bank of New York or JP Morgan Chase Bank, N.A. provide custody services. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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S.22

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment
Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or

--------------------------------------------------------------------------------
                                                                            S.23
payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

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S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

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                                                                            S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

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S.26

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

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                                                                            S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-2111


TICKER SYMBOL
Class A: ALVAX     Class B: ALVBX     Class C: RLVCX     Class I: ALCIX
Class R2: --       Class R3: --       Class R4: RSLVX    Class R5: --



(RIVERSOURCE INVESTMENTS LOGO)                                S-6246-99 J (9/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SEPT. 29, 2008





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
  RiverSource 130/30 U.S. Equity Fund
  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund



This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 37
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 52
Valuing Fund Shares.............................................................   p. 56
Portfolio Holdings Disclosure...................................................   p. 66
Proxy Voting....................................................................   p. 67
Investing in a Fund.............................................................   p. 70
Selling Shares..................................................................   p. 74
Pay-out Plans...................................................................   p. 74
Capital Loss Carryover..........................................................   p. 75
Taxes...........................................................................   p. 78
Service Providers...............................................................   p. 82
  Investment Management Services................................................   p. 82
  Administrative Services.......................................................  p. 132
  Transfer Agency Services......................................................  p. 136
  Plan Administration Services..................................................  p. 137
  Distribution Services.........................................................  p. 137
  Plan and Agreement of Distribution............................................  p. 139
  Payments to Financial Institutions............................................  p. 144
  Custodian Services............................................................  p. 146
  Board Services Corporation....................................................  p. 146
Organizational Information......................................................  p. 146
Board Members and Officers......................................................  p. 152
Control Persons and Principal Holders of Securities.............................  p. 166
Information Regarding Pending and Settled Legal Proceedings.....................  p. 181
Independent Registered Public Accounting Firm...................................  p. 181
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1






Statement of Additional Information - Sept. 29, 2008                      Page 2




LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 4
2.     Fundamental Policies.......................................................    p. 7
3.     Investment Strategies and Types of Investments.............................   p. 11
4.     Total Brokerage Commissions................................................   p. 39
5.     Brokerage Directed for Research and Turnover Rates.........................   p. 42
6.     Securities of Regular Brokers or Dealers...................................   p. 45
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 52
8.     Valuing Fund Shares........................................................   p. 56
9.     Class A Sales Charge.......................................................   p. 70
10.    Public Offering Price......................................................   p. 71
11.    Capital Loss Carryover.....................................................   p. 75
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 80
13.    Investment Management Services Agreement Fee Schedule......................   p. 83
14.    PIA Indexes................................................................   p. 91
15A.   Performance Incentive Adjustment Calculation...............................   p. 92
15B.   Performance Incentive Adjustment Calculation...............................   p. 93
16.    Management Fees and Nonadvisory Expenses...................................   p. 94
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................   p. 97
18.    Subadvisory Fees...........................................................   p. 99
19.    Portfolio Managers.........................................................  p. 102
20.    Administrative Services Agreement Fee Schedule.............................  p. 132
21.    Administrative Fees........................................................  p. 134
22.    Sales Charges Paid to Distributor..........................................  p. 137
23.    12b-1 Fees.................................................................  p. 141
24.    Unreimbursed Distribution Expenses.........................................  p. 143
25.    Fund History Table for RiverSource Funds...................................  p. 147
26.    Board Members..............................................................  p. 152
27.    Fund Officers..............................................................  p. 153
28.    Committee Meetings.........................................................  p. 155
29A.   Board Member Holdings......................................................  p. 156
29B.   Board Member Holdings -- as of Quarter End.................................  p. 159
30.    Board Member Compensation -- All Funds.....................................  p. 162
31.    Board Member Compensation -- Individual Funds..............................  p. 163
32.    Control Persons and Principal Holders of Securities........................  p. 166






Statement of Additional Information - Sept. 29, 2008                      Page 3




   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                      April 30          June 27, 2008     Equity
---------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                            April 30          June 27, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 28, 2007     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Balanced                                      September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------

California Tax-Exempt                         August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                               July 31           Sept. 29, 2008    Taxable money market
---------------------------------------------------------------------------------------------------------------

Disciplined Equity                            July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined International Equity              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                  September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity          July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                   July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Diversified Bond                              August 31         Oct. 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Diversified Equity Income                     September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Dividend Opportunity                          June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                         October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Equity Value                                  March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                                 July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Bond                                   October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Technology                             October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Growth                                        July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

High Yield Bond                               May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                   January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                          July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                       November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                              July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Value                               July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Limited Duration Bond                         July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                November 30       Jan. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Mid Cap Value                                 September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                          August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                           August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Growth          October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Value           October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Small Cap              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners Select Value                         May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                     May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                     March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                      May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                  January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                January 31        March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                    January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive         January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative       January 31        March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                    March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Real Estate                                   June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                          April 30          June 29, 2007     Fund-of-funds - equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                      Page 4





FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

S&P 500 Index                                 January 31        March 31, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Small Company Index                           January 31        March 31, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Strategic Allocation                          September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                   September 30      Nov. 29, 2007     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                               November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                        November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                       December 31       Feb. 29, 2008     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                 October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Aug. 1, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                      May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------




    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - Sept. 29, 2008                      Page 5




FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.


FOR EACH FUND, THE FUND WILL NOT:


    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.


ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:


    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.


ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET, THE FUND WILL NOT:


    - Buy on margin or sell short.


ADDITIONALLY FOR PORTFOLIO BUILDER FUNDS, THE FUNDS WILL NOT:



    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.




Statement of Additional Information - Sept. 29, 2008                      Page 6




In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity          A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and      A1           B1           --           --           E7           --
  Income
--------------------------------------------------------------------------------------------------------------
Balanced                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt             A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Cash Management                   A3           A3           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity  A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth      A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap     A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity              A1           B1           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                      A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                     A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                       A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                 A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Growth                            A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*      A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities    A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                   A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                      Page 7





                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*     A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*   A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*       A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           --           --           E2           --
Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           --           --           E2           --
Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*   A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                       A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                     A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                   A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income            A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle International        A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------




    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.



Statement of Additional Information - Sept. 29, 2008                      Page 8




B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B5 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.



Statement of Additional Information - Sept. 29, 2008                      Page 9




   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR 120/20 CONTRARIAN EQUITY, 130/30 U.S. EQUITY, BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, AND SMALL CAP ADVANTAGE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - Sept. 29, 2008                     Page 10




INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS



                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -

---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            -       - A           -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               -        -            -           - B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     -        -            -           - C       --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        -        -            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        -       --            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              -        -            -            -        --        --           -           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           -        D            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       -        -            -            -        -         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      -       - E           -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      -        F            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      -        -            -            -        --         -           -            -
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 11




                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            -        -            -           - G       --        --          - G           -
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                H        H            -            H        --        --           H            H
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon
securities                                 -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.

F.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

G. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - Sept. 29, 2008                     Page 12




INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - Sept. 29, 2008                     Page 13




DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.


FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency


Statement of Additional Information - Sept. 29, 2008                     Page 14




devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's


Statement of Additional Information - Sept. 29, 2008                     Page 15




net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations


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excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association
(SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.


    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.




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CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some


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convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities,
(ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the


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top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.



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One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option


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matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.



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EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



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Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a


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net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either


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(i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.


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They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).



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In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities:


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Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to


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greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security.


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Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency


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they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the


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fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.



Statement of Additional Information - Sept. 29, 2008                     Page 37




The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise


Statement of Additional Information - Sept. 29, 2008                     Page 38




be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               $         0(a)$         0    $         0(b)
------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      0(a)          0              0(b)
------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      0(a)          0              0(b)
------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0              0
------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  40,706        21,050         22,575
------------------------------------------------------------------------------------------------------
Small Company Index                                           108,360        56,843         78,951
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------
Equity Value                                                  591,525       773,828        721,284
------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     581,945       850,077      1,410,791
------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                    960,159       494,184        801,550
------------------------------------------------------------------------------------------------------
Small Cap Advantage                                         2,546,419     3,585,711      3,379,812
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                       38,557(c)        N/A            N/A
------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                             60,648(c)        N/A            N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------
High Yield Bond                                                     0             0              0
------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                    859,002     1,160,632        556,410
------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    292,900       217,139        346,840
------------------------------------------------------------------------------------------------------
Partners Select Value                                         838,472     1,757,678        445,429
------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     519,535       455,170        459,451
------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,179,158     1,422,160      2,624,255
------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 43,210        42,504         24,483
------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       17,640        10,386          6,379

------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 39





                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------
Dividend Opportunity                                      $   412,022   $   576,524    $   456,446
------------------------------------------------------------------------------------------------------
Real Estate                                                   173,705       187,309        152,782
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------
Cash Management                                                     0             0              0
------------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,951,255     1,577,337        987,624
------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          124,754       156,759          8,916(e)
------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    75,041        64,928         33,110(f)
------------------------------------------------------------------------------------------------------
Floating Rate                                                     861             0              0(f)
------------------------------------------------------------------------------------------------------
Growth                                                     10,366,547    12,096,184     10,375,981
------------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0              0
------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                 11,586             0              0
------------------------------------------------------------------------------------------------------
Large Cap Equity                                           10,502,917    15,040,354      9,944,390
------------------------------------------------------------------------------------------------------
Large Cap Value                                                61,073        88,935        138,363
------------------------------------------------------------------------------------------------------
Limited Duration Bond                                           4,138         5,172          4,006
------------------------------------------------------------------------------------------------------
                                                              2007          2006          2005
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------
California Tax-Exempt                                           4,143           666(g)           0
------------------------------------------------------------------------------------------------------
Diversified Bond                                               91,815       108,055        161,336
------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            7,293         1,254(g)           0
------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                             1,524           255(g)           0
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------
Balanced                                                      567,773       420,523      1,135,795
------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                   45,978(h)        N/A            N/A
------------------------------------------------------------------------------------------------------
Diversified Equity Income                                   3,790,954     2,923,490      3,191,513
------------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,219,474     1,354,225        919,813
------------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,425,483       638,067        502,448
------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                     6,639(h)        N/A            N/A
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 0             0(i)         N/A
------------------------------------------------------------------------------------------------------
Disciplined International Equity                              547,910        60,738(j)         N/A
------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0(k)         N/A
------------------------------------------------------------------------------------------------------
Global Bond                                                    17,268         9,664          8,856
------------------------------------------------------------------------------------------------------
Global Technology                                           1,027,281     1,237,181      1,170,244
------------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,932,330     1,265,256        673,010
------------------------------------------------------------------------------------------------------
Partners International Select Value                         1,426,926     1,533,794      1,027,065
------------------------------------------------------------------------------------------------------
Partners International Small Cap                              353,096       366,091        241,558
------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,361,865     3,017,380      2,388,169
------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  282,104       160,239        211,729
------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,474,583     1,249,847      1,393,982
------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,150,182       989,118      1,320,088

------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 40




                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2007          2006          2005
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   $     2,175   $       438    $         0
------------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,813,784     1,867,241      1,764,250
------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                19,450         4,257              0
------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         74,062        17,679              0
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0              0
------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - Sept. 29, 2008                     Page 41




For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            $            0(b)      $        0(b)              19%               27%
----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                      0(b)               0(b)              24                27
----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                      0(b)               0(b)              19                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           0(b)               0(b)              40                40
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                         0(b)               0(b)              29                54
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                             0(b)               0(b)              27                24
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                  0(b)               0(b)              33                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                0(b)               0(b)              31                24
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                         0(b)               0(b)              31                27
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          0                  0                  4                20
----------------------------------------------------------------------------------------------------------------------
Small Company Index                                    0                  0                 14                11
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                  62,307,537             72,239                 25                37
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     84,593,491             36,661                122               119
----------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                    50,317,759             38,416                241(c)            114
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          113,545,867            207,170                179               158
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                          86,825(d)              53                 23(d)            N/A
----------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                               285,424(d)             242                118(d)            N/A
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                   0                  0                 92                80(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                   0                  0                 47                48(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                   0                  0                 50                40(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                   0                  0                 41                37(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                   0                  0                 50                32(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                   0                  0                 44                38(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                   0                  0                 52                33(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                   0                  0                 50                57(b),(e)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        0                  0                 64                95
----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                    74,286,129             54,797                141               163
----------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                             0                  0                 14                12
----------------------------------------------------------------------------------------------------------------------
Partners Select Value                        111,988,669            113,732                 88               159(f)
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      5,029,719              7,350                106                70
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                     474,998,456             70,029                 45                58
----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         0                  0                209               168
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                               0                  0                354(g)            306(g)

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 42





----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      $   15,749,145         $   54,405                 20%               17%
----------------------------------------------------------------------------------------------------------------------
Real Estate                                    1,084,912                605                 52                38
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                        0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     0                  0                 58                62
----------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                   0                  0                 56                84
----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                            0                  0                 87               127
----------------------------------------------------------------------------------------------------------------------
Floating Rate                                          0                  0                 43                91
----------------------------------------------------------------------------------------------------------------------
Growth                                     1,339,656,389          1,904,948                112                98
----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   0                  0                 75               122
----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                         0                  0                 59                76
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           1,378,682,998          1,744,468                 68                66
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                9,016,509             10,770                 24                35
----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                  0                  0                218(h)            263
----------------------------------------------------------------------------------------------------------------------

                                                                                          2007              2006
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(i)                               0                  0                 62                 7
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       0                  0                295               281
----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(i)                                0                  0                 26                 3
----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(i)                                 0                  0                 28                 7
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                      15,439,643             25,217                124               126
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                           0(j)               0(j)              21               N/A
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     51,961,586             37,213                 31                28
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 46,244,554             41,155                 24                44
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   0                  0                123               122
----------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                            0(j)               0(j)              70               N/A
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                    0                  0                 36                12(k)
----------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                       0                  0                 47                10(l)
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                  0                  0                 41                32(m)
----------------------------------------------------------------------------------------------------------------------
Global Bond                                            0                  0                 77                68
----------------------------------------------------------------------------------------------------------------------
Global Technology                             38,452,553             71,776                167               196
----------------------------------------------------------------------------------------------------------------------
Partners International Select Growth          90,768,595            168,960                104               124
----------------------------------------------------------------------------------------------------------------------
Partners International Select Value            9,101,418             13,795                 28                31
----------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                       0                  0                 96               157
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          0                  0                125               145
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           0                  0                114                64
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             0                  0                100               112
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                 0                  0                 84                79

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 43




----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2007              2006
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   $            0         $        0                 53%               35%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               402,881,968            577,670                 87                45
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                        0                  0                 51                32
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 0                  0                 47                30
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) The underlying funds may have directed transactions to firms in exchange for research services.
    (c) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
    (d) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (e) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
    (f) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.
    (g) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

    (h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 124% for the year ended July 31, 2008.




    (i) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


    (j) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


    (k) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.


    (l) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


    (m) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.




Statement of Additional Information - Sept. 29, 2008                     Page 44




As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $    220,963
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               179,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       359,298
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,422,094
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                     39,064
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   289,238
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,373,469
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               2,748,913
                                                --------------------------------------------------------------------
                                                Legg Mason                                           167,760
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             585,487
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  832,746
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       903,630
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         395,885
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        2,941,732
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      441,297
                                                --------------------------------------------------------------------
                                                optionsXpress                                      1,707,068
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            1,184,263
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Citigroup                                          7,790,004
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               7,116,343
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       Investment Technology Group                        1,107,259
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               531,170
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             Investment Technology Group                          507,980
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               890,530

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 45





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                        Citigroup                                       $    757,493
--------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                              Eaton Vance (short position)                        (232,777)
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    18,649
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              58,131
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  209,884
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       141,426
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                          32,248
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Citigroup                                          4,183,179
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                    234,643
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              33,857,771
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,984,920
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     3,640,571
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       Eaton Vance                                        1,570,095
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             65,220
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                             1,281,324
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Knight Capital Group Cl A                          1,312,597
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  Morgan Stanley Mortgage Loan Trust                 3,369,665
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        ChaseFlex Trust                                      505,036
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         2,982,060
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,944,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            883,204
                                                --------------------------------------------------------------------
                                                JPMorgan Mortgage Trust                              820,077
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   883,637
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         23,201,974
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               32,663,485
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              22,009,110
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       3,911,464
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                            25,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                196,618,680
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 146,620,740
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                             136,841,050
                                                --------------------------------------------------------------------
                                                Lehman Brothers                                   80,100,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              152,998,540
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    20,720,382

                                                --------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 46





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              Charles Schwab                                  $  4,016,005
                                                --------------------------------------------------------------------
                                                Citigroup                                         89,269,962
                                                --------------------------------------------------------------------
                                                E*TRADE                                              773,132
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,770,869
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              41,756,101
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           7,515,746
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               19,815,362
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    39,406,764
--------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                     Knight Capital Group Cl A                            145,822
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                               63,829
                                                --------------------------------------------------------------------
                                                Westwood Holdings Group                              134,188
--------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity            Knight Capital Group Cl A                             72,493
--------------------------------------------------------------------------------------------------------------------

Floating Rate                                   Ameritrade Holding Corp.                             745,332
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               943,533
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         1,952,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      855,783
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             963,838
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           1,153,729
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                 1,658,970
--------------------------------------------------------------------------------------------------------------------

Growth                                          Lehman Brothers Holdings                           6,021,142
--------------------------------------------------------------------------------------------------------------------

Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Large Cap Equity                                Citigroup                                         26,071,447
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               22,551,709
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              47,861,246
                                                --------------------------------------------------------------------
                                                Legg Mason                                         4,714,454
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          19,819,100
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,367,136
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    17,105,697
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       7,082,875
--------------------------------------------------------------------------------------------------------------------

Large Cap Value                                 Citigroup                                            878,430
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  326,303
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,210,083
                                                --------------------------------------------------------------------
                                                Legg Mason                                           111,487
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             366,723
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  173,678
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       465,824
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         288,083

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 47





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $    872,823
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               641,299
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      248,077
                                                --------------------------------------------------------------------
                                                Citigroup                                          1,259,000
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      696,777
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           170,687
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  278,727
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     226,272
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      676,454
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            799,079
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 991,462
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         3,563,196
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,587,416
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             544,494
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  706,410
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             122,321
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       944,154
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             692,480
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       840,855
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                             19,075,663
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mortgage
                                                Securities                                         7,716,075
                                                --------------------------------------------------------------------
                                                Citigroup                                         13,476,047
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust               17,776,577
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                     3,011,088
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs               10,812,580
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities               12,942,077
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                         30,427,394
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                        57,292,644
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              10,280,773
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                  44,205,393
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          22,673,032
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    10,666,759
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          18,466,575
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                16,611,510
--------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                             None                                                     N/A

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 48




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $  2,496,100
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mortgage
                                                Securities                                         1,691,784
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                             1,085,518
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,218,953
                                                --------------------------------------------------------------------
                                                Citigroup                                         22,798,902
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                2,222,407
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                       373,105
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,277,560
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,532,621
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   690,285
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                3,073,590
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,840,950
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              13,601,575
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         8,999,129
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,585,816
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          10,279,588
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,435,372
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     5,171,103
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,460,214
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,325,002
--------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                    Eaton Vance                                          188,771
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   182,070
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  749,704
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              82,286
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  599,892
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       817,425
--------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                       Citigroup                                        217,740,612
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              55,352,255
--------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                   None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 49




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            Bear Stearns Commercial Mortgage
                                                Securities                                      $  1,397,521
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               904,987
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,526,072
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                2,200,339
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                       174,116
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,214,049
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,832,214
                                                --------------------------------------------------------------------
                                                Eaton Vance                                          820,099
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 5,384,835
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,481,635
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,878,742
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               9,615,770
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         7,866,478
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,808,011
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           6,303,744
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               10,556,567
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     9,273,978
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,643,239
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                 1,963,655
                                                --------------------------------------------------------------------
                                                Raymond James Financial - subsidiary                 773,618
--------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                     Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                268,001
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                                15,965
                                                --------------------------------------------------------------------
                                                Citigroup                                            391,364
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    43,478
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                  62,178
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         1,498,628
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             736,283
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  381,792
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         487,267
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       706,627
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             350,598
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   981,827
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                               743,516
                                                --------------------------------------------------------------------
                                                Citigroup                                            640,449
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       639,723
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 649,309
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             636,749
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  638,188
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       637,987
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             479,557
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                           None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 50




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Global Bond                                     Bear Stearns Commercial Mortgage
                                                Securities                                      $  1,429,999
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,355,362
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                2,844,020
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,862,832
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                  578,806
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          4,853,319
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,801,279
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,149,812
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,104,717
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,021,586
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,089,775
--------------------------------------------------------------------------------------------------------------------
Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               23,856,752
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                    Credit Suisse Group                                2,314,916
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                7,437,600
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                7,393,430
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD AmeriTrade Holding                             19,426,498
                                                --------------------------------------------------------------------
                                                Legg Mason                                         5,533,620
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Sept. 29, 2008                     Page 51




BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --         $    0      $     0(b)
Basic Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0            0(b)
Enhanced Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0            0(b)
Moderate Income(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   UBS                 1         $3,919        0.67%        1.57%             0            0
                            Securities
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 52




                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity    None(c)            --             --          --           --            N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity          None(c)            --             --          --           --            N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None               --             --          --           --            0(d)         N/A
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY
31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2         $3,532        0.41%        0.26%        $   23      $    57*
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           3              0          --           --          7,352       14,216
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   JPMorgan            2              0          --           --            568            0
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    Goldman             4              0          --           --              0        1,821
                            Sachs & Co.
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0            0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 53





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --         $    0      $     0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --              0            0(e)
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --              0            0(f)
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------
Growth                      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0            0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0(g)         0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0(g)         0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0(g)         0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(h)            --             --          --           --            N/A          N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                5              0          --           --              0       1,716*
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None(h)            --             --          --           --            N/A          N/A
Allocation
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0(i)       N/A
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0(j)       N/A
Equity
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond       None               --             --          --           --              0(k)       N/A
--------------------------------------------------------------------------------------------------------------------------

Global Bond                 None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Global Technology           None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Partners International      JPMorgan            2            N/A          --           --          8,149        9,426
Select Growth               Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------

Partners International      Sanford C.          6            N/A          --           --            N/A        8,829
Select Value                Bernstein &
                            Co. LLC

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 54




                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --         $    0      $     0
Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       None               --             --          --           --              0            0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --             --          --           --              0            0
Opportunity
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------



      * Represents brokerage clearing fees.
    (1) Affiliate of UBS Global Asset Management, a subadviser.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
    (4) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
    (5) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
    (6) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
    (c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
    (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

    (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

    (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

    (i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

    (j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - Sept. 29, 2008                     Page 55




VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  260,429,297         25,367,943                $10.27
     Class B                                       42,117,652          4,110,203                 10.25
     Class C                                       11,684,994          1,139,130                 10.26
     Class R4                                          33,711              3,280                 10.28
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      289,093,384         28,752,778                 10.05
     Class B                                       36,666,708          3,651,072                 10.04
     Class C                                       13,056,618          1,299,870                 10.04
     Class R4                                          55,237              5,493                 10.06
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      545,269,841         53,399,353                 10.21
     Class B                                       73,301,557          7,195,090                 10.19
     Class C                                       21,218,944          2,080,819                 10.20
     Class R4                                          21,460              2,099                 10.22
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      428,863,881         40,981,066                 10.46
     Class B                                       94,959,883          9,151,829                 10.38
     Class C                                       15,158,381          1,467,345                 10.33
     Class R4                                         109,641             10,459                 10.48
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      111,050,506         10,944,200                 10.15
     Class B                                       40,525,206          4,007,079                 10.11
     Class C                                        7,615,936            752,365                 10.12
     Class R4                                          24,165              2,404                 10.05
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      746,273,942         71,375,697                 10.46
     Class B                                      198,087,358         19,035,309                 10.41
     Class C                                       35,786,145          3,436,396                 10.41
     Class R4                                         105,073             10,056                 10.45
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      880,751,474         84,013,338                 10.48
     Class B                                      199,150,000         19,086,670                 10.43
     Class C                                       33,117,113          3,176,161                 10.43
     Class R4                                         805,861             76,784                 10.50
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      259,699,591         25,258,910                 10.28
     Class B                                       76,117,681          7,428,267                 10.25
     Class C                                       16,243,377          1,584,479                 10.25
     Class R4                                          43,228              4,223                 10.24
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      384,378,038         36,516,756                 10.53
     Class B                                       84,629,230          8,106,594                 10.44
     Class C                                       13,707,051          1,319,026                 10.39
     Class R4                                         163,576             15,480                 10.57
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                       48,008,764          9,795,616                  4.90
     Class E                                      165,140,821         33,546,373                  4.92
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 56




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                   $  586,659,489         94,820,115                $ 6.19
     Class B                                      127,171,036         24,046,223                  5.29
     Class R4                                       7,807,582          1,227,239                  6.36
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                      862,727,060         72,058,965                 11.97
     Class B                                      120,949,564         10,071,167                 12.01
     Class C                                        5,338,784            448,976                 11.89
     Class I                                           12,824              1,070                 11.99
     Class R2                                           4,482                374                 11.98
     Class R3                                         138,368             11,549                 11.98
     Class R4                                      12,091,559          1,009,050                 11.98
     Class R5                                           4,482                374                 11.98
     Class W                                            4,551                380                 11.98
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                       85,394,093         21,986,547                  3.88
     Class B                                       29,411,794          8,128,195                  3.62
     Class C                                        3,421,880            945,054                  3.62
     Class I                                       51,476,161         12,858,908                  4.00
     Class R2                                           3,727                951                  3.92
     Class R3                                           3,743                951                  3.94
     Class R4                                          99,565             25,269                  3.94
     Class R5                                           3,757                951                  3.95
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                      114,874,726          9,640,748                 11.92
     Class B                                       18,946,175          1,733,817                 10.93
     Class C                                        2,372,836            220,757                 10.75
     Class I                                           11,952                989                 12.08
     Class R4                                         126,163             10,436                 12.09
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                      230,690,809         57,253,295                  4.03
     Class B                                       56,041,681         15,694,536                  3.57
     Class C                                        4,766,747          1,332,984                  3.58
     Class I                                            6,231              1,484                  4.20
     Class R2                                           2,791                679                  4.11
     Class R3                                           2,800                679                  4.12
     Class R4                                          78,656             18,896                  4.16
     Class R5                                           2,814                679                  4.14
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity
     Class A                                       36,243,211          2,101,033                 17.25
     Class B                                        2,370,747            137,839                 17.20
     Class C                                          735,615             42,785                 17.19
     Class I                                        8,604,172            498,000                 17.28
     Class R5                                           8,637                500                 17.27
-----------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity
     Class A                                        9,789,375            573,839                 17.06
     Class B                                          763,466             44,922                 17.00
     Class C                                          313,988             18,463                 17.01
     Class I                                        8,504,909            498,000                 17.08
     Class R5                                           8,538                500                 17.08
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 57




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                   $    3,817,259            401,351                $ 9.51
     Class R2                                           4,456                468                  9.52
     Class R3                                           4,457                468                  9.52
     Class R4                                           4,457                468                  9.52
     Class R5                                           4,456                468                  9.52
     Class Y                                       12,474,568          1,310,311                  9.52
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        6,249,844            643,613                  9.71
     Class R2                                           4,522                465                  9.72
     Class R3                                           4,526                465                  9.73
     Class R4                                           4,531                465                  9.74
     Class R5                                           4,528                465                  9.74
     Class Y                                       23,422,088          2,406,288                  9.73
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        3,300,828            343,364                  9.61
     Class R2                                           4,475                464                  9.64
     Class R3                                           4,479                464                  9.65
     Class R4                                           4,484                464                  9.66
     Class R5                                           4,483                464                  9.66
     Class Y                                       28,545,670          2,958,924                  9.65
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        2,654,172            275,106                  9.65
     Class R2                                           4,509                466                  9.68
     Class R3                                           4,509                466                  9.68
     Class R4                                           4,508                465                  9.69
     Class R5                                           4,508                465                  9.69
     Class Y                                       32,457,897          3,352,142                  9.68
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        3,045,696            313,665                  9.71
     Class R2                                           4,515                464                  9.73
     Class R3                                           4,525                464                  9.75
     Class R4                                           4,523                464                  9.75
     Class R5                                           4,522                464                  9.75
     Class Y                                       29,048,235          2,981,594                  9.74
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                        1,525,615            158,788                  9.61
     Class R2                                           4,496                467                  9.63
     Class R3                                           4,500                467                  9.64
     Class R4                                           4,505                467                  9.65
     Class R5                                           4,501                467                  9.64
     Class Y                                       19,849,186          2,059,793                  9.64
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                        1,439,574            151,317                  9.51
     Class R2                                           4,428                464                  9.54
     Class R3                                           4,433                464                  9.55
     Class R4                                           4,438                464                  9.56
     Class R5                                           4,433                464                  9.55
     Class Y                                       11,851,951          1,241,451                  9.55
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                        1,255,728            130,258                  9.64
     Class R2                                           4,500                466                  9.66
     Class R3                                           4,503                466                  9.66
     Class R4                                           4,507                466                  9.67
     Class R5                                           4,505                466                  9.67
     Class Y                                        9,024,069            933,476                  9.67

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 58




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,133,624,554        414,428,945                $ 2.74
     Class B                                      173,554,717         63,456,498                  2.74
     Class C                                       18,643,745          6,860,137                  2.72
     Class I                                       72,462,449         26,516,567                  2.73
     Class R2                                           8,713              3,175                  2.74
     Class R3                                           4,652              1,695                  2.74
     Class R4                                         919,275            336,077                  2.74
     Class R5                                           4,640              1,695                  2.74
     Class W                                       22,509,875          8,291,217                  2.71
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                      397,989,258         37,586,201                 10.59
     Class B                                       80,526,824          7,903,728                 10.19
     Class C                                        3,063,824            300,672                 10.19
     Class I                                      142,475,018         13,230,406                 10.77
     Class R2                                          98,864              9,311                 10.62
     Class R3                                           6,106                572                 10.67
     Class R4                                         194,176             18,142                 10.70
     Class R5                                           6,131                572                 10.72
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      648,273,411        107,013,817                  6.06
     Class B                                      161,959,464         27,725,640                  5.84
     Class C                                       15,456,453          2,634,236                  5.87
     Class I                                      158,842,048         25,935,802                  6.12
     Class R4                                         756,584            123,925                  6.11
-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      322,819,045         66,170,721                  4.88
     Class B                                       76,607,986         16,502,135                  4.64
     Class C                                        6,664,913          1,436,484                  4.64
     Class I                                       20,062,162          4,037,490                  4.97
     Class R4                                          79,781             16,172                  4.93
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      196,047,618         36,467,629                  5.38
     Class B                                       25,634,234          5,074,867                  5.05
     Class C                                        2,237,185            443,555                  5.04
     Class I                                            9,369              1,724                  5.43
     Class R4                                       3,201,957            586,546                  5.46
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      365,495,630         77,217,068                  4.73
     Class B                                      128,472,761         28,915,951                  4.44
     Class C                                       10,463,204          2,349,002                  4.45
     Class I                                       15,384,753          3,159,844                  4.87
     Class R2                                         234,161             49,214                  4.76
     Class R3                                           5,675              1,183                  4.80
     Class R4                                         248,829             51,701                  4.81
     Class R5                                       9,191,753          1,907,742                  4.82
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      539,251,179        113,827,935                  4.74
     Class B                                      158,544,398         33,462,620                  4.74
     Class C                                        9,625,747          2,031,863                  4.74
     Class I                                       92,658,581         19,540,682                  4.74
     Class R4                                       4,755,371          1,003,265                  4.74
     Class W                                            4,986              1,053                  4.74
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 59





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $   95,365,293         19,102,220                $ 4.99
     Class B                                       33,665,806          6,741,320                  4.99
     Class C                                        4,185,697            838,003                  4.99
     Class I                                      221,547,618         44,419,486                  4.99
     Class R4                                      42,429,496          8,505,084                  4.99
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,166,836,238        151,153,162                  7.72
     Class B                                      171,162,689         22,320,646                  7.67
     Class C                                       21,336,365          2,787,614                  7.65
     Class I                                      196,677,710         25,428,411                  7.73
     Class R2                                             N/A                N/A                   N/A
     Class R3                                             N/A                N/A                   N/A
     Class R4                                         884,486            114,314                  7.74
     Class R5                                             N/A                N/A                   N/A
     Class W                                            4,393                568                  7.73
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                       86,019,287          7,529,295                 11.42
     Class B                                       14,247,297          1,256,751                 11.34
     Class C                                        1,419,450            125,279                 11.33
     Class I                                      113,290,977          9,895,570                 11.45
     Class R4                                         109,251              9,603                 11.38
     Class W                                            3,128                275                 11.37
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,728,063,840      4,735,985,483                  1.00
     Class B                                       85,972,944         86,123,177                  1.00
     Class C                                        7,698,464          7,709,484                  1.00
     Class I                                       86,515,821         86,572,983                  1.00
     Class R5                                           4,990              5,000                  1.00
     Class W                                       38,283,118         38,307,096                  1.00
     Class Y                                       33,285,660         33,299,232                  1.00
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,067,408,739        181,520,585                  5.88
     Class B                                       35,383,368          6,102,723                  5.80
     Class C                                        2,787,743            482,134                  5.78
     Class I                                      391,424,906         66,059,325                  5.93
     Class R2                                           3,886                661                  5.88
     Class R3                                           3,892                661                  5.89
     Class R4                                     126,215,819         21,367,300                  5.91
     Class R5                                           3,897                661                  5.90
     Class W                                    1,355,143,677        231,124,956                  5.86
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       16,737,687          1,995,771                  8.39
     Class B                                        1,001,638            121,121                  8.27
     Class C                                          162,845             19,685                  8.27
     Class I                                       15,280,626          1,816,335                  8.41
     Class R4                                          10,136              1,204                  8.42
     Class W                                        6,835,033            817,433                  8.36
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       12,703,109          1,450,722                  8.76
     Class B                                          347,557             40,165                  8.65
     Class C                                           54,959              6,351                  8.65
     Class I                                       22,825,612          2,600,072                  8.78
     Class R2                                           3,982                455                  8.75
     Class R3                                           3,987                455                  8.76
     Class R4                                           8,777              1,000                  8.78
     Class R5                                           3,989                455                  8.77
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 60





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                   $  261,075,201         29,120,778                $ 8.97
     Class B                                       23,136,657          2,580,594                  8.97
     Class C                                       19,695,527          2,196,860                  8.97
     Class I                                      184,939,822         20,637,515                  8.96
     Class R4                                         183,544             20,426                  8.99
     Class R5                                           4,995                556                  8.98
     Class W                                            4,456                497                  8.97
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    1,590,672,418         58,435,801                 27.22
     Class B                                      189,224,073          7,631,999                 24.79
     Class C                                       13,114,426            530,243                 24.73
     Class I                                      326,363,923         11,697,509                 27.90
     Class R2                                           4,280                155                 27.61
     Class R3                                           4,286                155                 27.65
     Class R4                                      55,923,087          2,013,270                 27.78
     Class R5                                           4,290                155                 27.68
     Class W                                            4,336                157                 27.62
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      138,240,324         14,797,904                  9.34
     Class B                                       25,890,499          2,772,741                  9.34
     Class C                                        3,872,515            414,776                  9.34
     Class I                                       68,474,383          7,321,389                  9.35
     Class R4                                         142,584             15,216                  9.37
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                      222,999,226         21,714,361                 10.27
     Class B                                       36,023,542          3,509,539                 10.26
     Class C                                       10,682,613          1,040,718                 10.26
     Class I                                      402,165,599         39,165,376                 10.27
     Class R4                                          43,246              4,214                 10.26
     Class W                                      253,836,343         24,718,020                 10.27
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    3,388,815,212        750,529,476                  4.52
     Class B                                      432,695,950         98,119,285                  4.41
     Class C                                       20,752,067          4,701,508                  4.41
     Class I                                       38,943,788          8,562,931                  4.55
     Class R2                                           3,743                822                  4.55
     Class R3                                           3,749                822                  4.56
     Class R4                                     179,264,616         39,104,432                  4.58
     Class R5                                           3,789                822                  4.61
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       35,085,132          8,397,421                  4.18
     Class B                                        7,328,116          1,765,846                  4.15
     Class C                                          659,182            159,562                  4.13
     Class I                                       11,230,530          2,671,840                  4.20
     Class R2                                           3,187                763                  4.18
     Class R3                                           3,192                763                  4.18
     Class R4                                          21,573              5,115                  4.22
     Class R5                                           3,253                763                  4.26
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       62,676,888          6,707,418                  9.34
     Class B                                        7,350,615            786,840                  9.34
     Class C                                        1,600,298            171,367                  9.34
     Class I                                      105,609,598         11,296,909                  9.35
     Class R4                                           9,369              1,000                  9.37
     Class W                                            4,793                512                  9.36




Statement of Additional Information - Sept. 29, 2008                     Page 61




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                   $  164,203,362         32,628,583                $ 5.03
     Class B                                        6,098,994          1,212,728                  5.03
     Class C                                        1,892,236            375,541                  5.04
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,936,988,090        402,638,195                  4.81
     Class B                                      303,507,236         63,093,643                  4.81
     Class C                                       16,840,412          3,499,861                  4.81
     Class I                                      386,010,354         80,134,097                  4.82
     Class R2                                           4,993              1,040                  4.80
     Class R3                                           4,993              1,040                  4.80
     Class R4                                      77,835,688         16,200,659                  4.80
     Class R5                                           4,993              1,040                  4.80
     Class W                                      223,104,264         46,359,028                  4.81
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      287,817,910         55,944,378                  5.14
     Class B                                       19,653,652          3,819,066                  5.15
     Class C                                        7,032,169          1,366,714                  5.15
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       58,346,141         11,846,759                  4.93
     Class B                                        4,552,447            924,299                  4.93
     Class C                                          792,261            160,882                  4.92
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      928,530,399         80,993,116                 11.46
     Class B                                       51,600,913          4,530,330                 11.39
     Class C                                        5,095,786            447,856                 11.38
     Class R4                                      66,243,594          5,777,310                 11.47
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                        4,279,021            413,231                 10.36
     Class B                                          326,632             31,617                 10.33
     Class C                                           31,221              3,023                 10.33
     Class I                                       76,002,552          7,326,008                 10.37
     Class R2                                          10,341              1,000                 10.34
     Class R3                                          10,351              1,000                 10.35
     Class R4                                          10,361              1,000                 10.36
     Class R5                                          10,371              1,000                 10.37
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                    6,501,873,578        453,432,458                 14.34
     Class B                                    1,113,206,377         77,559,340                 14.35
     Class C                                      113,516,275          7,925,624                 14.32
     Class I                                      131,741,947          9,192,333                 14.33
     Class R2                                          30,353              2,118                 14.33
     Class R3                                     118,360,158          8,262,415                 14.33
     Class R4                                     209,638,131         14,606,415                 14.35
     Class R5                                       9,908,675            690,653                 14.35
     Class W                                            5,179                361                 14.35
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    2,025,925,988        199,669,660                 10.15
     Class B                                      306,040,101         31,110,273                  9.84
     Class C                                       41,928,292          4,260,232                  9.84
     Class I                                       29,272,035          2,842,058                 10.30
     Class R2                                         286,713             28,176                 10.18
     Class R3                                       1,378,297            135,282                 10.19
     Class R4                                     157,136,066         15,373,885                 10.22
     Class R5                                          11,647              1,138                 10.23
     Class W                                            5,162                506                 10.20
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 62




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                   $1,871,507,235        150,019,394                $12.48
     Class B                                      243,036,227         19,659,018                 12.36
     Class C                                       66,994,896          5,441,062                 12.31
     Class I                                            5,413                434                 12.47
     Class R2                                           5,412                434                 12.47
     Class R3                                           5,412                434                 12.47
     Class R4                                      16,864,439          1,351,237                 12.48
     Class R5                                           5,413                434                 12.47
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      111,724,275         11,351,342                  9.84
     Class B                                        7,178,608            729,232                  9.84
     Class C                                        2,293,610            233,160                  9.84
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                        8,851,115            836,275                 10.58
     Class B                                           10,579              1,000                 10.58
     Class C                                          220,172             20,826                 10.57
     Class I                                      121,969,554         11,515,491                 10.59
     Class R4                                          39,493              3,733                 10.58
     Class R5                                           9,975                942                 10.59
     Class W                                            5,225                494                 10.58
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       24,837,580          1,902,011                 13.06
     Class B                                        3,157,442            244,323                 12.92
     Class C                                          429,891             33,261                 12.92
     Class I                                      194,854,106         14,868,382                 13.11
     Class R4                                          67,798              5,187                 13.07
     Class W                                      425,588,491         32,615,585                 13.05
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                        4,674,402            442,408                 10.57
     Class B                                        1,147,001            108,670                 10.55
     Class C                                          169,420             16,069                 10.54
     Class I                                      147,109,195         13,923,740                 10.57
     Class R4                                          16,211              1,535                 10.56
     Class W                                       37,920,838          3,593,104                 10.55
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      258,702,627         37,571,540                  6.89
     Class B                                       46,947,863          6,745,575                  6.96
     Class C                                        2,541,238            367,669                  6.91
     Class I                                      157,401,057         22,911,568                  6.87
     Class R4                                         112,309             16,311                  6.89
     Class W                                       54,191,186          7,877,974                  6.88
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                      138,622,786         45,570,117                  3.04
     Class B                                       42,629,517         16,336,743                  2.61
     Class C                                        4,011,851          1,532,650                  2.62
     Class I                                           18,312              5,882                  3.11
     Class R4                                         170,593             55,549                  3.07
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      417,563,101         39,611,599                 10.54
     Class B                                       75,005,561          7,389,114                 10.15
     Class C                                        6,676,027            658,369                 10.14
     Class I                                      267,435,627         25,036,721                 10.68
     Class R4                                       1,477,368            139,275                 10.61
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 63




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                   $2,032,189,431        167,447,483                $12.14
     Class B                                      394,630,501         33,755,932                 11.69
     Class C                                       37,691,348          3,232,845                 11.66
     Class I                                      196,111,461         15,945,372                 12.30
     Class R4                                       2,167,486            177,221                 12.23
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       91,276,459          8,872,852                 10.29
     Class B                                       19,354,835          1,942,949                  9.96
     Class C                                        1,416,525            142,107                  9.97
     Class I                                       26,099,152          2,507,090                 10.41
     Class R4                                         167,116             16,136                 10.36
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      661,299,345         44,103,831                 14.99
     Class B                                       93,786,732          6,829,153                 13.73
     Class C                                        7,684,286            557,662                 13.78
     Class I                                       55,502,715          3,609,584                 15.38
     Class R4                                       2,303,639            150,378                 15.32
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                      114,599,774         16,783,815                  6.83
     Class B                                       30,143,346          4,481,982                  6.73
     Class C                                        2,137,525            318,334                  6.71
     Class I                                           19,591              2,865                  6.84
     Class R4                                          45,251              6,611                  6.84
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                      736,862,352         76,651,956                  9.61
     Class B                                      103,845,698         11,509,285                  9.02
     Class C                                        8,245,080            922,827                  8.93
     Class R2                                           6,099                634                  9.62
     Class R3                                           6,115                634                  9.65
     Class R4                                       9,828,003          1,013,137                  9.70
     Class R5                                           6,141                634                  9.69
     Class W                                            6,170                639                  9.66
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity
     Class A                                      519,709,972         43,914,825                 11.83
     Class B                                       72,155,141          6,271,965                 11.50
     Class C                                        3,848,136            337,985                 11.39
     Class I                                      130,555,776         10,908,936                 11.97
     Class R2                                           5,943                496                 11.98
     Class R3                                           5,956                496                 12.01
     Class R4                                         476,566             39,523                 12.06
     Class R5                                           5,982                496                 12.06
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       64,505,264         12,354,119                  5.22
     Class B                                        6,781,519          1,299,956                  5.22
     Class C                                        2,813,599            539,303                  5.22
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      851,757,317         69,144,794                 12.32
     Class B                                      136,717,100         12,727,934                 10.74
     Class C                                        6,698,934            623,776                 10.74
     Class I                                       53,521,078          4,198,962                 12.75
     Class R4                                       7,258,132            577,163                 12.58
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      682,528,518        180,120,461                  3.79
     Class B                                       26,464,663          6,984,267                  3.79
     Class C                                        4,745,241          1,251,775                  3.79



Statement of Additional Information - Sept. 29, 2008                     Page 64




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
     Class A                                   $2,581,740,475        599,871,661                $ 4.30
     Class B                                       79,940,264         18,578,815                  4.30
     Class C                                       13,358,573          3,102,677                  4.31
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           142,410,486        142,465,323                  1.00
-----------------------------------------------------------------------------------------------------------------



FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using


Statement of Additional Information - Sept. 29, 2008                     Page 65




available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by


Statement of Additional Information - Sept. 29, 2008                     Page 66




ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not


Statement of Additional Information - Sept. 29, 2008                     Page 67




      independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.



Statement of Additional Information - Sept. 29, 2008                     Page 68




On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - Sept. 29, 2008                     Page 69




INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 9. CLASS A SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                  SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE**       INVESTED       PRICE**        INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or more***       0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                           SALES CHARGE* AS A
                                              PERCENTAGE OF          SALES CHARGE* AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                     PRICE**             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more***                             0.00%                     0.00%
-----------------------------------------------------------------------------------------



     * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2008                     Page 70




                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $10.27           0.9525          $10.78
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                       10.05           0.9525           10.55
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                       10.21           0.9525           10.72
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                         10.46           0.9425           11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                       10.15           0.9525           10.66
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                           10.46           0.9425           11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                10.48           0.9425           11.12
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative              10.28           0.9525           10.79
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                       10.53           0.9425           11.17
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           4.90      No sales charge        4.90
----------------------------------------------------------------------------------------------
Small Company Index                                   6.19           0.9425            6.57
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                         11.97           0.9425           12.70
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Precious Metals and Mining                           11.92           0.9425           12.65
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   4.03           0.9425            4.28
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                             17.25           0.9425           18.30
----------------------------------------------------------------------------------------------
130/30 U.S. Equity                                   17.06           0.9425           18.10
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                  9.65           0.9425           10.24
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                  9.64           0.9425           10.23
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       2.74           0.9525            2.88
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                           10.59           0.9425           11.24
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            6.06           0.9425            6.43
----------------------------------------------------------------------------------------------
Partners Select Value                                 4.88           0.9425            5.18
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             5.38           0.9425            5.71
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              4.73           0.9425            5.02
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.74           0.9700            4.89
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              4.99           0.9525            5.24
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                  7.72           0.9425            8.19
----------------------------------------------------------------------------------------------
Real Estate                                          11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

Disciplined Equity                                    5.88           0.9425            6.24
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  8.39           0.9425            8.90

----------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 71





                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value                         $ 8.76           0.9425          $ 9.29
----------------------------------------------------------------------------------------------
Floating Rate                                         8.97           0.9700            9.25
----------------------------------------------------------------------------------------------

Growth                                               27.22           0.9425           28.88
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.34           0.9525            9.81
----------------------------------------------------------------------------------------------

Inflation Protected Securities                       10.27           0.9700           10.59
----------------------------------------------------------------------------------------------
Large Cap Equity                                      4.52           0.9425            4.80
----------------------------------------------------------------------------------------------

Large Cap Value                                       4.18           0.9425            4.44
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.34           0.9700            9.63
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 5.03           0.9525            5.28
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.81           0.9525            5.05
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.14           0.9525            5.40
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.93           0.9525            5.18
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                             11.46           0.9425           12.16
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                         10.36           0.9425           10.99
----------------------------------------------------------------------------------------------
Diversified Equity Income                            14.34           0.9425           15.21
----------------------------------------------------------------------------------------------
Mid Cap Value                                        10.15           0.9425           10.77
----------------------------------------------------------------------------------------------
Strategic Allocation                                 12.48           0.9425           13.24
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           9.84           0.9525           10.33
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                  10.58           0.9700           10.91
----------------------------------------------------------------------------------------------
Disciplined International Equity                     13.06           0.9425           13.86
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                10.57           0.9525           11.10
----------------------------------------------------------------------------------------------
Global Bond                                           6.89           0.9525            7.23
----------------------------------------------------------------------------------------------
Global Technology                                     3.04           0.9425            3.23
----------------------------------------------------------------------------------------------
Partners International Select Growth                 10.54           0.9425           11.18
----------------------------------------------------------------------------------------------
Partners International Select Value                  12.14           0.9425           12.88
----------------------------------------------------------------------------------------------
Partners International Small Cap                     10.29           0.9425           10.92
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                        14.99           0.9425           15.90
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          6.83           0.9425            7.25
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity               11.83           0.9425           12.55
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               5.22           0.9525            5.48
----------------------------------------------------------------------------------------------
Mid Cap Growth                                       12.32           0.9425           13.07
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.79           0.9525            3.98
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                4.30           0.9525            4.51
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------



CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included in your LOI. For example, a shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill


Statement of Additional Information - Sept. 29, 2008                     Page 72




the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by ROA or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any RiverSource funds during the 13-month period; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.



Statement of Additional Information - Sept. 29, 2008                     Page 73




CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.



Statement of Additional Information - Sept. 29, 2008                     Page 74




To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income            $         0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income             870,491         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                         1,885,594         --            --         1,885,594        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                              0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                6,394,289         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining               4,849,573         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                     37,352,005         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------
Income Builder Basic Income               --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            --            --            --            --           870,491
---------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                          --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Small Company Index                       --            --            --            --                --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------
Equity Value                              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                 --            --            --            --         6,394,289
---------------------------------------------------------------------------------------------------------
Precious Metals and Mining                --            --            --            --         4,849,573
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                       --            --            --            --        37,352,005
---------------------------------------------------------------------------------------------------------





Statement of Additional Information - Sept. 29, 2008                     Page 75





                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              $    1,239,657        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                           349,118        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                         103,637        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        1,376,549,063        0        226,001,198   517,121,802   552,664,309            0
--------------------------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                                 1,129,815,010        0        763,613,904   315,348,051    23,741,111   27,111,944
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                         0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value                     15,718,808        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                 20,350,484        0                  0    14,147,440             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                   5,425,972        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           183,673,285        0        117,356,906             0             0            0
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                     210,465        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                     343,927,468        0                  0             0   343,927,468            0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                            8,101,462        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                 0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                    17,293,096        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                3,831,834        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                             17,326,421        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Growth                                   202,027,584        0                  0             0   178,158,939            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                      12,433,543        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                     0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         235,009,471        0         60,717,128    20,982,455     9,473,267            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      2,491,213        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       0             0             0             0      1,239,657
---------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                             0             0             0             0        349,118
---------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2040                           0             0             0             0        103,637
---------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------
High Yield Bond                                0    19,078,058             0     6,050,907     55,632,789
---------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                                         0             0             0             0              0
---------------------------------------------------------------------------------------------------------
Partners Fundamental Value                    --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Partners Select Value                          0             0             0             0     15,718,808
---------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      0             0             0             0      6,203,044
---------------------------------------------------------------------------------------------------------
Partners Small Cap Value                       0             0             0             0      5,425,972
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        36,267,962    20,469,230     9,579,187             0              0
---------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       0             0             0             0        210,465
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------
Dividend Opportunity                           0             0             0             0              0
---------------------------------------------------------------------------------------------------------
Real Estate                                   --            --            --            --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------
Cash Management                                0             0             0         6,554      8,094,908
---------------------------------------------------------------------------------------------------------
Disciplined Equity                            --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                         0        93,125        21,904     2,186,828     14,991,239
---------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    0             0             0       554,680      3,277,154
---------------------------------------------------------------------------------------------------------
Floating Rate                                  0             0        33,562     3,488,601     13,804,258
---------------------------------------------------------------------------------------------------------
Growth                                         0             0             0             0     23,868,645
---------------------------------------------------------------------------------------------------------
Income Opportunities                           0             0             0     1,946,556     10,486,987
---------------------------------------------------------------------------------------------------------
Inflation Protected Securities                --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Large Cap Equity                               0             0             0             0    143,836,621
---------------------------------------------------------------------------------------------------------
Large Cap Value                               --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Limited Duration Bond                          0             0     2,205,797             0        285,416
---------------------------------------------------------------------------------------------------------






Statement of Additional Information - Sept. 29, 2008                     Page 76




                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  $          0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                        154,484,363          0        75,831,798    49,658,521             0    5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      2,437,360          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                695,010,276          0           757,502   300,688,916   368,676,980   24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                245,720          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                  27,193          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Global Bond                               4,163,824          0                 0     3,665,053             0            0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                       331,644,553          0       250,345,326    81,299,227             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                            0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Select Value               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity             41,025,111          0        19,489,378    16,514,518     5,021,215            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              344,634,903          0       170,490,067   143,634,885    30,509,951            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                             234,796,830          0       137,301,860    59,231,998    38,262,972            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                     177,579          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                             729,269          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                            0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                      22,784        166                 0        18,332             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------
California Tax-Exempt                        --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Diversified Bond                              0     12,836,807            0     10,930,078         0
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                    993,611        913,006           --        530,743         0
---------------------------------------------------------------------------------------------------------
New York Tax-Exempt                          --             --           --             --        --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------
Balanced                                      0              0            0              0         0
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                  0              0      245,720              0         0
---------------------------------------------------------------------------------------------------------
Diversified Equity Income                    --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Mid Cap Value                                --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Strategic Allocation                         --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Strategic Income Allocation                   0              0       27,193              0         0
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income          --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Disciplined International Equity             --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond                        --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Global Bond                                   0        498,771            0              0         0
---------------------------------------------------------------------------------------------------------
Global Technology                             0              0            0              0         0
---------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                       --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Partners International Select Value          --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Partners International Small Cap             --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Threadneedle European Equity                  0              0            0              0         0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                    0              0            0              0         0
---------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                                   0              0            0              0         0
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       0        177,579            0              0         0
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                               --             --           --             --        --
---------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               0        729,269            0              0         0
---------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                       --             --           --             --        --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   4,286              0            0              0         0
---------------------------------------------------------------------------------------------------------



(a) The fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains, will expire as follows:
       $41,050 in 2012, $3,259,225 in 2013, $235,890 in 2014 and $66,065 in
       2015.



Statement of Additional Information - Sept. 29, 2008                     Page 77




TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the Fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income without a dividends paid deduction. Also, "all of" a shareholder's distributions would become ordinary dividends (or could be treated as a return of capital, if there weren't sufficient earnings and profits).

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - Sept. 29, 2008                     Page 78




EXCHANGES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Only certain qualified dividend income (QDI) will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).



Statement of Additional Information - Sept. 29, 2008                     Page 79




The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Income Builder Basic Income(a)                           13.76%                    16.17%
--------------------------------------------------------------------------------------------------

Income Builder Enhanced Income(a)                        12.60                     16.13
--------------------------------------------------------------------------------------------------

Income Builder Moderate Income(a)                        16.31                     19.46
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             26.29                     37.78
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            6.13                      8.87
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                               13.84                     20.15
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive                    20.05                     29.14
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative                  10.92                     15.29
--------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                           36.08                     52.38
--------------------------------------------------------------------------------------------------

S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                 7.42                      7.52
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.58                      7.77
--------------------------------------------------------------------------------------------------

Small Cap Advantage                                      21.98                     23.84
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                   0                         0
--------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                     23.79                     26.60
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     29.19                     33.29
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     31.05                     36.77
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                     35.39                     42.66
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     38.20                     46.35
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     37.21                     44.99
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     36.10                     43.63
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     33.06                     39.67
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 0                         0
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    28.75                     30.44
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 53.50                     83.57
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0

--------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 80





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                    100.00%                   100.00%
--------------------------------------------------------------------------------------------------
Real Estate                                               1.69                     15.81
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              100.00                    100.00
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         100.00                    100.00
--------------------------------------------------------------------------------------------------
Large Cap Value                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 58.30                     62.48
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            65.46                     80.61
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     53.06                     87.46
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.92                      4.92
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0                         0
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.26                     78.89
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                       0                       23.04
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                       100.00
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                       50.58
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                       12.81
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               59.61                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00

--------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 81




                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                             0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------



   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is for the period from June 1, 2007 through Jan. 31, 2008.

CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.



Statement of Additional Information - Sept. 29, 2008                     Page 82




         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       First $0.25          0.950%                          0.950%
130/30 U.S. Equity                             Next 0.25            0.930
                                               Next 0.50            0.910
                                               Over 1.0             0.890
------------------------------------------------------------------------------------------------------------------------------

Absolute Return Currency and Income            First 1.0            0.890                            0.890
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700
------------------------------------------------------------------------------------------------------------------------------

Balanced                                       First 1.0            0.530                            0.529
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350
------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt                          First 0.25           0.410                     California - 0.410
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Cash Management                                First 1.0            0.330                            0.285
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 83





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                             First $1.0           0.600%                Disciplined Equity - 0.575%
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600
Diversified Equity Income                      Next 1.0             0.550              Diversified Equity Income - 0.535
Growth                                         Next 3.0             0.525                       Growth - 0.584
Large Cap Equity                               Next 1.5             0.500                  Large Cap Equity - 0.562
Large Cap Value                                Next 2.5             0.485                   Large Cap Value - 0.600
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity               First 0.25           0.800          Disciplined International Equity - 0.779
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.769
Threadneedle International Opportunity         Next 0.25            0.725       Threadneedle International Opportunity - 0.748
                                               Next 1.0             0.700
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity           First 1.0            0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700
                                               Next 1.0             0.650                   Mid Cap Growth - 0.699
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                    First 0.25           0.850                            0.850
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725
------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                               First 1.0            0.480                  Diversified Bond - 0.455
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 84





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           First $0.50          0.610%                          0.584%
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                          First 0.25           0.720                Emerging Markets Bond - 0.720
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.706
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520
------------------------------------------------------------------------------------------------------------------------------

Equity Value                                   First 0.50           0.530                            0.517
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400
------------------------------------------------------------------------------------------------------------------------------

Floating Rate                                  First 1.0            0.610                            0.610
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380
------------------------------------------------------------------------------------------------------------------------------

Global Technology                              First 0.25           0.720                            0.720
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 85





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                First $1.0           0.590%                          0.583%
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360
------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income(a)                 N/A                    N/A                             N/A
Income Builder Enhanced Income(a)
Income Builder Moderate Income(a)
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                 First 1.0            0.440                            0.440
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                        First 1.0            0.390                            0.390
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 86




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  First $1.0           0.700%                          0.679%
                                               Next 1.0             0.675
                                               Next 1.0             0.650
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     First 0.50           0.890                            0.885
                                               Next 0.50            0.865
                                               Next 1.0             0.840
                                               Next 1.0             0.815
                                               Next 3.0             0.790
                                               Over 6.0             0.765
------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                     First 0.50           0.730                            0.718
                                               Next 0.50            0.705
                                               Next 1.0             0.680
                                               Next 1.0             0.655
                                               Next 3.0             0.630
                                               Over 6.0             0.600
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth           First 0.25           1.000                            0.974
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value            First 0.25           0.900                            0.817
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap               First 0.25           1.120                            1.120
                                               Next 0.25            1.095
                                               Next 0.25            1.070
                                               Next 0.25            1.045
                                               Next 1.0             1.020
                                               Over 2.0             0.995
------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                          First 0.50           0.780                            0.780
                                               Next 0.50            0.755
                                               Next 1.0             0.730
                                               Next 1.0             0.705
                                               Next 3.0             0.680
                                               Over 6.0             0.650
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                      First 0.25           0.970                            0.970
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 87




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                      First $0.25          0.920%                          0.920%
                                               Next 0.25            0.895
                                               Next 0.25            0.870
                                               Next 0.25            0.845
                                               Next 1.0             0.820
                                               Over 2.0             0.795
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                       First 0.25           0.970                            0.955
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                     First 0.25           0.800                            0.800
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675
------------------------------------------------------------------------------------------------------------------------------

Real Estate                                    First 1.0            0.840                            0.840
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720
------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                                  First 1.0            0.220                            0.220
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 First 1.0            0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First 0.25           0.790                            0.786
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 88




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Small Company Index                            First $0.25          0.360%                          0.350%
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240
------------------------------------------------------------------------------------------------------------------------------

Strategic Allocation                           First 1.0            0.570                            0.554
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390
------------------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                    First 0.25           0.550                            0.550
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                First 1.0            0.410                            0.410
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                         First 1.0            0.470                            0.448
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 89




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                        First $1.0           0.330%                          0.330%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                  First 0.25           1.100                            1.077
                                               Next 0.25            1.080
                                               Next 0.25            1.060
                                               Next 0.25            1.040
                                               Next 1.0             1.020
                                               Next 5.5             1.000
                                               Next 2.5             0.985
                                               Next 5.0             0.970
                                               Net 5.0              0.960
                                               Next 4.0             0.935
                                               Next 26.0            0.920
                                               Over 50.0            0.900
------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                       First 1.0            0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
------------------------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is as of Jan. 31, 2008.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2008                     Page 90





                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   615,240
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                 58,432
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (79,535)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (641,110)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------
130/30 U.S. Equity                      Russell 1000 Index                              N/A*
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                  491,209
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds(a)               219,383
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds(b)                465,782
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                  (75,993)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                (289,756)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                   916,530
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                    (190,002)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds               (1,361,345)
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (79,088)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (38,280)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds             (3,707,468)
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds               (4,214,418)
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                 (58,120)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                        520,967
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds                    0(c)
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 1,134,237
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                   578,014
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds              929,457
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                         86,560
----------------------------------------------------------------------------------------------
                                        Lipper Global Science and Technology
Global Technology                       Funds(d)                                     172,062
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                 (30,833)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                        296,140
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds          18,317
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                197,327
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                       (106,381)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                           29,844
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        421,640
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds               (1,678,023)
----------------------------------------------------------------------------------------------




     * See section titled "Transition Period" below.

(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.



Statement of Additional Information - Sept. 29, 2008                     Page 91




(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.

(c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(d) The index against which the fund's performance was measured prior to July 1, 2008 was the Lipper Science and Technology Funds Index. See "Change in Index" below.

FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT 120/20 CONTRARIAN EQUITY AND 130/30 U.S.
EQUITY:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems


Statement of Additional Information - Sept. 29, 2008                     Page 92




appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

FOR 120/20 CONTRARIAN EQUITY AND 130/30 U.S. EQUITY:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


-----------------------------------------------------------------------------------------
 PERFORMANCE
  DIFFERENCE                                 ADJUSTMENT RATE
-----------------------------------------------------------------------------------------
0.00% - 1.00%  0
-----------------------------------------------------------------------------------------
1.00% - 6.00%  10 basis points times the performance difference over 1.00%, times 100
               (maximum 50 basis points if a 6% performance difference)
-----------------------------------------------------------------------------------------
6.00% or more  50 basis points
-----------------------------------------------------------------------------------------



For example, if the Performance Difference is 2.38%, the adjustment rate is
0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This Adjustment Rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 36 month blended index return that reflects the performance of the current index for the portion of the 36 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.



Statement of Additional Information - Sept. 29, 2008                     Page 93




The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006              2008              2007           2006
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            N/A            N/A            N/A       $   103,636       $   145,971    $     3,184(b)
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced
  Income(a)                               N/A            N/A            N/A           134,546           153,282          6,657(b)
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate
  Income(a)                               N/A            N/A            N/A           129,062           202,410          7,419(b)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              N/A           N/A*    $   204,941           168,942           209,004        154,484
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            N/A           N/A*         71,579            96,147           134,788        117,318
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                N/A           N/A*        342,180           247,980           246,216        251,538
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Aggressive                              N/A           N/A*        418,633           247,472           355,360        269,480
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Conservative                            N/A           N/A*        137,483           117,533           140,615        144,243
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity            N/A           N/A*        165,740           173,675           188,843        122,935
----------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                     $   579,548    $   566,109        706,270          (254,777)         (272,996)      (357,906)
----------------------------------------------------------------------------------------------------------------------------------

Small Company Index                 3,292,392      3,889,499      4,419,815        (1,007,306)         (662,392)       471,768
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value                        6,797,853      6,969,436      7,043,854           413,170           361,720        400,520
----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth           1,887,518      2,066,992      1,878,991            99,186           111,014        343,335
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            956,280        876,127        579,779           175,405           144,337        207,159
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 2,903,208      4,703,119      5,845,601          (383,991)         (252,816)       510,707
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              159,311(c)         N/A            N/A            21,297(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                     81,732(c)         N/A            N/A            60,972(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A            N/A            N/A                41             4,075(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A            N/A            N/A               310             3,927(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                      N/A            N/A            N/A               745             6,231(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                      N/A            N/A            N/A               332             4,478(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                      N/A            N/A            N/A               431             2,766(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                      N/A            N/A            N/A               487               878(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                      N/A            N/A            N/A              (796)            2,640(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                      N/A            N/A            N/A            (2,131)           (2,522)(d)        N/A
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                     9,610,810     11,401,845     12,713,321           665,785           481,606        688,374
----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth          5,729,264      4,627,106      1,950,153          (786,490)       (1,047,823)      (167,264)
----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          7,668,633      7,530,722      7,971,622          (213,176)         (215,041)       501,862
----------------------------------------------------------------------------------------------------------------------------------
Partners Select Value               4,388,735      4,807,861      5,211,061          (142,897)         (162,440)       330,794
----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity           2,441,742      2,964,236      2,525,974          (539,268)         (464,274)      (134,739)
----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            6,511,571      9,159,989      9,285,758          (972,781)         (878,605)       735,477
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government      3,816,196      4,419,003      6,683,201          (771,512)       (1,025,939)    (1,688,300)
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage            1,958,404      1,348,887      1,327,433          (389,262)         (438,473)      (549,885)

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 94





----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006              2008              2007           2006
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity              $12,015,660    $10,678,661    $ 7,688,134       $   626,341       $   540,349    $   480,473
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                         1,667,040      2,299,121      1,398,778           138,649           207,925        153,244
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                    15,026,220     12,713,351     10,801,723         1,290,897           859,062     (1,747,535)
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                 17,556,244     14,110,274      5,175,451           726,080          (202,920)       (83,131)
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap
  Equity                              365,578        273,481         13,335(e)        125,645            91,799          4,577(e)
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value           286,759        206,071         49,035(f)         33,868            37,535          9,684(f)
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate                       3,509,190      3,332,472        412,667(f)        293,676           151,486         19,402(f)
----------------------------------------------------------------------------------------------------------------------------------

Growth                             12,541,267     22,705,786     19,922,079           850,735           954,358      1,214,759
----------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                1,767,885      2,116,555      2,229,460           196,944           187,627        198,512
----------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities      2,554,103      1,313,892      1,078,635          (238,396)         (126,032)       (45,905)
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                   25,467,893     39,667,264     20,724,477          (995,206)        1,168,504        682,652
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Value                       401,168        602,406        715,200           205,428           184,710        186,504
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 792,200        726,809        990,881           (78,320)          (73,339)       (96,959)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                      2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 717,999      1,008,174(g)   1,010,591            20,854            (8,449)(g)    116,440
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   12,770,016     12,388,294     13,003,467        (1,129,485)       (1,870,049)    (1,032,114)
----------------------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                1,351,439      1,898,065(g)   1,895,714           676,782           599,362(g),(h) 580,040(h)
----------------------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                   279,438        402,241(g)     434,449           134,099           133,306(g),(h) 146,336(h)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced                            6,315,077      5,690,832      7,169,932           368,447           563,493        651,610
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          114,048(i)         N/A            N/A            54,709(i)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          42,530,087     37,321,661     24,183,415         1,561,033         1,761,776      1,530,714
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      15,908,732     11,459,838      5,816,781           826,273           728,841        531,095
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               11,025,000      7,064,937      5,960,581           921,198           665,164        642,432
----------------------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation           168,875(i)         N/A            N/A            76,656(i)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                              887,341        176,149(j)         N/A           103,119            28,907(j)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity    2,161,563        147,388(k)         N/A           358,005            48,716(k)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                 706,943        191,237(l)         N/A           120,044            77,772(l)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                         3,438,893      3,734,676      4,359,713           (17,529)         (159,716)       408,133
----------------------------------------------------------------------------------------------------------------------------------
Global Technology                   1,412,081      1,327,883      1,574,791           187,390           249,939        282,889
----------------------------------------------------------------------------------------------------------------------------------

Partners International Select
  Growth                            6,048,963      4,039,162      3,119,859           672,542           530,707        384,996
----------------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            20,067,871     15,936,398     10,340,380         1,286,758           990,734        812,998
----------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap    1,270,558      1,050,011        933,818           208,621           246,920        333,478
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets       7,106,815      5,659,680      3,801,760         1,190,259           745,246        636,569
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity          952,484        821,750        837,577           199,237           182,061        224,833
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          6,075,014      5,791,016      4,471,632           577,463           517,920        485,178
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,923,040      4,840,788      3,988,205           545,663           505,513        566,027

----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 95




----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006              2008              2007           2006
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           $   321,011    $   435,316    $   644,499       $    (4,565)      $   (25,206)   $    67,781
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      6,373,531      9,852,112     10,413,718           241,412           670,574        901,194
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     3,157,092      3,345,629      3,066,023            (8,650)          905,255        661,982(m)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             13,006,578     15,027,647     17,998,361          (847,490)        8,025,340      7,139,120(m)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               406,763        390,170        423,253            32,730           118,441        116,613
----------------------------------------------------------------------------------------------------------------------------------



     * Effective Feb. 1, 2006, this fee was eliminated.

   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

   (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
   (c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
   (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
   (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
   (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
   (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.
   (h) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006 and 2005 were reported as $(68,320) and $161,536 for Minnesota Tax-Exempt Fund and $(21,864) and $54,945 for New York Tax-Exempt Fund, respectively.
   (i) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
   (j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
   (k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
   (l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
   (m) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2005 were reported as $136,155 for Tax-Exempt Bond Fund and $308,271 for Tax- Exempt High Income Fund.

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



Statement of Additional Information - Sept. 29, 2008                     Page 96




The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth  Essex Investment Management Company, LLC           B      0.70% on the first $20 million, reducing to
                           (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Federated MDTA, LLC (MDTA)(c) (effective           C      0.60% on the first $75 million, reducing to
                           Sept. 23, 2005)                                           0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Turner Investment Partners, Inc.                  N/A     0.60% on the first $50 million, reducing to
                           (Turner) (effective Aug. 18, 2003)                        0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood Capital Management LLC                     A      0.60% on the first $100 million,
                           (Kenwood)(a), (c)                                         reducing to 0.45% as assets increase, and
                           (effective May 4, 1999)                                   subject to a performance incentive
                                                                                     adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive        American Century Investment                        D      0.50% on the first $100 million, reducing to
Growth                     Management, Inc. (American Century)                       0.38% as assets increase
                           (effective April 24, 2003)
                           ------------------------------------------------------------------------------------------------------
                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Value                      LP (Davis)(a), (c)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------
Partners Select Value      Systematic Financial Management,                   E      0.50% on the first $50 million,
                           L.P. (Systematic)(c)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------
                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(c)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity  American Century                                   D      0.65% on the first $25 million, reducing to
                           (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Jennison Associates LLC (Jennison)                 F      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 97





                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        G      1.00% on the first $10 million,
                           Strauss (BHMS)(c)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(c)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           MDTA(c)                                            C      0.60% on the first $75 million, reducing to
                           (effective June 6, 2008)                                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Metropolitan West Capital Management, LLC          I      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Partners International     Columbia Wanger Asset Management L.P.              K      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM) (effective Sept. 5, 2001)                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Principal Global Investors, LLC                   N/A     0.40% on the first $250 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.25% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
Select Value               (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------
                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian) (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds) (effective August 18, 2008)                  0.40 as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AIG Global Investment Corp. (AIGGIC)               L      0.75% on the first $100 million, reducing to
Small Cap                  (effective April 24, 2006)                                0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Batterymarch Financial Management, Inc.            M      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging      Threadneedle International Limited(a)              J      0.45% of the first $150 million, reducing to
Markets                    (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European      Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                     Page 98




                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle               Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------



    (a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially- owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

    (b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

    (c) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (d) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

A -     Kenwood is an indirect partially-owned subsidiary of Ameriprise
        Financial.

B -     Essex is majority owned by Affiliated Managers Group.

C -     Federated MDTA LLC is an indirect subsidiary of Federated Investors,
        Inc.

D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

E -     Systematic is an affiliate of Affiliated Managers Group.

F - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

G -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.

I - MetWest Capital is a majority-owned subsidiary of Evergreen Investments and Wachovia Corporation.

J -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

K - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

L - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

M - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2008         2007         2006
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex                                                $  257,999   $  281,295   $  120,556(a)
Growth
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                    397,581      411,034      165,110(a)
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                  241,810      265,516      321,406
                                  --------------------------------------------------------------------------------------------
                                  UBS                                                     293,079      342,871      371,341
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Bjurman, Barry & Associates              N/A          N/A      175,818(b)
                                  (from Aug. 18, 2003 to Sept. 23, 2005)
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: RS Investment Management, L.P.           N/A          N/A      257,675(b)
                                  (from Jan. 24, 2001 to Sept. 23, 2005)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Kenwood                                               2,318,621    3,180,483    2,856,138
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                                      1,438,912    1,321,245      512,880
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                1,310,040    1,304,994      525,422

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                     Page 99




                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2008         2007         2006
------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value        Davis                                                $3,220,929   $3,673,544   $3,787,565
------------------------------------------------------------------------------------------------------------------------------

Partners Select Value             Systematic                                            1,025,272      753,292(c)       N/A
                                  --------------------------------------------------------------------------------------------
                                  WEDGE                                                   981,822      776,260(c)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset Management Inc.              N/A      786,466(d) 2,763,925
                                  (from inception to September 28, 2006)
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity         American Century                                        506,417      662,396      457,181
                                  --------------------------------------------------------------------------------------------
                                  Jennison                                                107,599(e)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Lord Abbett                                             583,123      677,462      433,231
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management Company,       362,413(f)   650,960     614,053*
                                  LLP (from Dec. 12, 2003 to Feb. 22, 2008)
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value          BHMS                                                    865,372      970,241    1,008,072
                                  --------------------------------------------------------------------------------------------
                                  Donald Smith                                            984,692    1,180,183    1,242,221
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                        N/A(g)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  MetWest Capital                                         955,503    1,769,553      225,545(h)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio Associates        964,510    1,198,029    1,289,120
                                  (from March 2004 to June 6, 2008)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Royce & Associates, LLC                  N/A          N/A    1,395,487(i)
                                  (from inception to April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset Management,          N/A       38,601(j) 1,312,424(i)
                                  L.P. (from Aug. 2002 to April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

                                                                                          2007         2006         2005
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------

Partners International            Columbia WAM                                          1,568,158    1,264,808      985,095
Select Growth
                                  --------------------------------------------------------------------------------------------
                                  Principal                                             1,760,150      632,882(k)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: American Century Global                  N/A      821,124(l)   959,879
                                  Investment Management** (from Jan. 2005 to April
                                  24, 2006)
------------------------------------------------------------------------------------------------------------------------------

Partners International            AllianceBernstein                                     7,962,307    6,022,579    4,126,134
Select Value
                                  --------------------------------------------------------------------------------------------
                                  Mondrian                                                    N/A          N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Tradewinds                                                  N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

Partners International
Small Cap                         AIGGIC                                                  425,696      201,650(k)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Batterymarch                                            439,593      205,659(k)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment Counsel,            N/A      226,154(l)   317,358
                                  LLC (Franklin Templeton) (from Oct. 3, 2002 to
                                  April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management Company,           N/A      243,185(l)   331,593
                                  LLP together with its affiliate Wellington
                                  Management International Ltd (from Oct. 3, 2002 to
                                  April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets     Threadneedle                                          2,728,720    2,170,719    1,556,386
------------------------------------------------------------------------------------------------------------------------------


Threadneedle European Equity      Threadneedle                                            406,594      356,308      432,362
------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                          2,408,387    2,358,731    1,621,159
------------------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                          1,895,712    1,948,352    1,720,351
Opportunity
------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Sept. 29, 2008                    Page 100




     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.
   (a) For the fiscal period from Sept. 23, 2005 to March 31, 2006.
   (b) For the fiscal period from April 1, 2005 to Sept. 23, 2005.
   (c) For the fiscal period from Sept. 29, 2006 to May 31, 2007.
   (d) For the fiscal period from June 1, 2006 to Sept. 28, 2006.
   (e) For the fiscal period from Feb. 22, 2008 to May 31, 2008.
   (f) For the fiscal period from June 1, 2007 to Feb. 22, 2008.
   (g) The subadviser did not begin managing the fund until after the fund's fiscal year end.
   (h) For the fiscal period from April 24, 2006 to May 31, 2006.
   (i) For the fiscal period from June 1, 2005 to April 24, 2006.
   (j) Payments made to subadviser in accordance with termination agreement.
   (k) For the fiscal period from April 24, 2006 to Oct. 31, 2006.
    (l) For the fiscal period from Nov. 1, 2005 to April 24, 2006.



Statement of Additional Information - Sept. 29, 2008                    Page 101




PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Dimitris Bertsimas   18 RICs              $7.44 billion   7 RICs ($6.2 B)    None
Income                                    3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.85 billion   None               None          (9)        (28)
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   18 RICs              $7.42 billion   7 RICs ($6.2 B)    None
Enhanced Income                           3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.82 billion   None               None          (9)        (28)
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   18 RICs              $7.12 billion   7 RICs ($6.2 B)    $100,001 -
Moderate Income                           3 PIVs               $67.07 million                     $500,000
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.52 billion   None               $100,001 -    (9)        (28)
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene(b)                                                           $50,001 -
Aggressive                                                                                        $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.09 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Conservative                                                                                      $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.47 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Moderate                                                                                          $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.65 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate Aggressive                                                                               $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.51 billion   None               $100,001 -    (1)        (27)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          $50,001 -
                                                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate                                                                                          $50,000
Conservative
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.27 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Total Equity                                                                                      $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.14 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index        David Factor         2 RICs               $1.07 billion   None               None          (2)        (28)
                                          2 PIVs               $1.42 billion
-----------------------------------------------------------------------------------------------------------------------------------

Small Company Index  David Factor         2 RICs               $563.27 million None               None          (2)        (28)
                                          2 PIVs               $1.42 billion
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 102




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value         Warren Spitz                                                                 $10,001 -
                                                                                                  $50,000
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $15.57 billion                     $50,001 -     (2)        (28)
                                          1 PIV                $44.32 million  6 RICs ($15.06 B)  $100,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $457.39 million                    $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap   UBS:
Growth               Paul A. Graham       5 RICs               $657.0 million
                                          1 PIV                $159.0 million
                                          17 other accounts    $322.0 million  1 other account
                     ---------------------------------------------------------
                     David N. Wabnik      5 RICs               $657.0 million  ($52.5 M)          None          (4)        (29)
                                          1 PIV                $159.0 million
                                          26 other accounts    $290.0 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:
                     William C. McVail    7 RICs               $1.1 billion    1 RIC ($37.0 M);
                                          10 PIVs              $140.0 million  4 other accounts
                                          50 other accounts    $3.6 billion    ($346.0 M)
                     ----------------------------------------------------------------------------
                     Jason D.             15 RICs              $3.7 billion    1 RIC ($56.0 M);
                     Schrotberger         27 PIVs              $499.0 million  2 PIVs ($4.0 M);
                                          55 other accounts    $2.9 billion    5 other accounts   None          (5)        (30)
                                                                               ($457.0 M)
                     ----------------------------------------------------------------------------
                     Rick Wetmore         4 RICs               $418.0 million  4 other accounts
                                          6 PIVs               $43.0 million   ($346 M)
                                          41 other accounts    $2.1 billion
                     --------------------------------------------------------------------------------------------------------------
                     ESSEX:
                     Nancy B. Prial       3 RICs               $108.8 million  None               None          (6)        (31)
                                          1 PIV                $144.6 million
                                          52 other accounts    $567.7 million
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     David Goldsmith
                     --------------------
                     Frederick L. Konopka 10 RICs              $1.1 billion
                                          4 PIVs               $225.1 million  None               None          (7)        (32)
                     -------------------- 48 other accounts    $6.85 billion

                     Brian M. Greenberg
                     --------------------

                     Douglas K. Thunen
-----------------------------------------------------------------------------------------------------------------------------------

Precious Metals and  Clay Hoes            1 PIV                $97.2 million   None               $10,001 -   (2),(3)      (28)
Mining                                                                                            $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage  KENWOOD:
                     Jake Hurwitz         1 RIC                $127.3 million  1 RIC ($127.3 M);  $100,001 -    (8)        (33)
                                          1 PIV                $73.59 million  2 other accounts   $500,000
                     --------------------                                                         ----------
                     Kent Kelley          23 other accounts    $597.94 million ($138.19 M)        $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian    Warren Spitz                                                                 None
Equity
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $17.52 billion                     $10,001 -
                                          1 PIV                $43.95 million  6 RICs ($17.0 B)   $50,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $493.17 million                    $100,001 -    (2)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

130/30 U.S. Equity   Bob Ewing            8 RICs               $9.60 billion   7 RICs ($9.28 B)   $50,001 -     (2)        (28)
                                          1 PIV                $10.46 million                     $100,000
                                          2 other accounts     $61.99 million
                     ---------------------------------------------------------------------------------------
                     Nick Thakore         6 RICs               $10.97 billion  5 RICs ($10.65 M)  None
                                          1 PIV                $9.67 million
                                          2 other accounts     $61.99 million
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.04 billion   None

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 103




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   $10,001 -     (9)        (28)
                                          3 PIVs               $57.83 million                     $50,000
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None               None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None               $10,001-
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035 Dimitris Bertsimas   17 RICs              $7.84 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.04 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      Scott Schroepfer     1 RIC                $893.98 million None               $100,001 -    (2)        (28)
                                                                                                  $500,000
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $10.57 billion  None               None
                     Leon                 1 PIV                $8.43 million
                                          8 other accounts     $2.13 billion
-----------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive  AMERICAN CENTURY:                                         None               None          (10)       (34)
Growth               Glenn A. Fogle       6 RICs               $3.98 billion
                     --------------------

                     Brad Eixmann         2 other accounts     $148.74 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:                                                                      None          (5)        (30)
                     Christopher K.       15 RICs              $4.4 billion    3 RICs ($885 M); 3
                     McHugh               28 PIVs              $586.0 million  PIVs ($30 M);
                                          24 other accounts    $2.4 billion    2 other accounts
                                                                               ($155 M)
                     ----------------------------------------------------------------------------
                     Tara Hedlund         10 RICs              $3.5 billion    1 RIC ($54 M);
                                          21 PIVs              $457.0 million  2 PIVs ($5 M);
                                          14 other accounts    $898.0 million  1 other account
                                                                               ($123 M)
                     ----------------------------------------------------------------------------
                     Jason Schrotberger   15 RICs              $4.0 billion    1 RIC ($54 M);
                                          27 PIVs              $528.0 million  3 PIVs ($30 M);
                                          55 other accounts    $3.2 billion    5 other accounts
                                                                               ($514 M)
-----------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental DAVIS:                                                    None               None(f)       (13)       (37)
Value                Christopher C. Davis 27 RICs              $81.4 billion
                                          12 PIVs              $1.3 billion
                                          128 other            $13.9 billion
                                          accounts(e)
                     ---------------------------------------------------------
                     Kenneth C. Feinberg  27 RICs              $81.3 billion
                                          13 PIVs              $1.3 billion
                                          128 other            $13.9 billion
                                          accounts(e)
-----------------------------------------------------------------------------------------------------------------------------------

Partners Select      SYSTEMATIC:
Value                Ron Mushock          8 RIC                $1.36 billion
                     -------------------- 6 PIVs               $519.0 million  1 other account    None          (25)       (49)
                                          1,979 other accounts $6.12 billion   ($334 M)
                     Kevin McCreesh
                     ---------------------------------------------------------------------------------------
                     WEDGE:
                     R. Michael James     5 RICs               $272.0 million
                     --------------------

                     Peter R. Bridge      1 PIV                $3.7 million    None               None          (26)       (50)
                     --------------------

                     Paul M. VeZolles     201 other accounts   $3.0 billion

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 104





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   AMERICAN CENTURY:                                         None               None          (10)       (34)
Equity               Thomas P. Vaiana     9 RICs               $5.35 billion
                                          2 PIVs               $129.29 million
                                          4 other accounts     $244.93 million
                     ---------------------------------------------------------
                     Wihelmine von Turk   5 RICs               $1.34 billion
                                          1 PIV                $85.54 million
                                          2 other accounts     $229.6 million
                     ---------------------------------------------------------
                     Brian Ertley         7 RICs               $1.55 billion
                                          1 PIV                $85.54 million
                                          4 other accounts     $232.61 million
                     ---------------------------------------------------------
                     Melissa Fong         5 RICs               $1.34 billion
                                          1 PIV                $85.54 million
                                          2 other accounts     $229.6 million
                     --------------------------------------------------------------------------------------------------------------
                     JENNISON:                                                                    None          (12)       (36)
                     John Mullman         3 RICs               $3.06 billion   3 PIVs ($85.6
                                          8 PIVs               $775.81 million M)(h)
                                          11 other accounts(g) $1.26 billion
                     ----------------------------------------------------------------------------
                     Jason Swiatek        3 PIVs               $639.57 million None
                                          11 other accounts    $1.28 billion
                     --------------------------------------------------------------------------------------------------------------
                     LORD, ABBETT:
                     Michael T. Smith     2 RICs               $1.85 billion   None               None(i)       (14)       (38)
                                          14 other accounts    $991.3 million
-----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap   DONALD SMITH:
Value                Donald G. Smith      2 RICs               $1.14 billion
                     -------------------- 1 PIV                $122.0 million  None               None          (15)       (39)
                                          37 other accounts    $2.23 billion
                     Richard L. Greenberg
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     David Goldsmith
                     -------------------- 10 RICs              $1.13 billion
                                          4 PIVs               $240.5 million  None               None          (7)        (32)
                     Douglas Thunen       51 other accounts    $7.61 billion
                     --------------------

                     Frederick Konopka
                     --------------------

                     Brian M. Greenberg
                     --------------------------------------------------------------------------------------------------------------
                     BHMS:
                     James S. McClure     4 RICs               $666.0 million
                     -------------------- 1 PIV                $4.6 million    None               None          (17)       (41)
                                          16 other accounts    $716.2 million
                     John P. Harloe
                     --------------------------------------------------------------------------------------------------------------
                     METWEST:
                     Gary W. Lisenbee     4 RICs               $347.8 million
                     -------------------- 3 PIVs               $61.2 million   None               None          (18)       (42)
                                          9 other accounts     $54.4 million
                     Samir Sikka
-----------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.  Scott Kirby          8 RICs               $10.96 billion  3 RICs ($1.37 B);  $10,001 -     (2)        (28)
Government                                6 PIVs               $1.82 billion   1 other account    $50,000
                                          41 other accounts(d) $18.51 billion  ($26.26 M)
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $22.96 billion  3 RICs ($1.37 B);  $10,001 -
                                          6 PIVs               $2.98 billion   1 other account    $50,000
                                          27 other accounts(d) $11.83 billion  ($49.78 M)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government      Scott Kirby          8 RICs               $11.37 billion  3 RICs ($1.37 B);  $10,001 -
Mortgage                                  6 PIVs               $1.82 billion   1 other account    $50,000       (2)        (28)
                                          41 other accounts(d) $18.51 billion  ($26.26 M)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity Warren Spitz                                                                 $500,001 -
                                                                                                  $1,000,000
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $14.7 billion                      $100,001 -    (2)        (28)
                                          1 PIV                $26.73 million  6 RICs ($14.24 B)  $500,000
                     --------------------                                                         ----------
                     Laton Spahr          8 other accounts(d)  $380.85 million                    $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $50,001 -
                                                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate          Julene Melquist      None                 None            None               $10,001 -   (2),(3)      (28)
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity   Dimitris Bertsimas   22 RICs              $3.74 billion   5 RICs ($2.32 B)   $100,001 -
                                          2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------    (2)        (28)
                     Gina Mourtzinou      4 RICs               $1.58 billion   4 RICs ($1.58 B)   $50,001 -
                                          5 other accounts     $136.55 million                    $100,000

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 105





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.26 B)   $100,001 -
and Mid Cap Equity                        2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)   None          (2)        (28)
                                          5 other accounts     $136.55 million
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)   $10,001 -
                                          1 other account      $10.19 million                     $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.27 B)   $100,001 -
Cap Value                                 2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)   $10,001 -     (2)        (28)
                                          5 other accounts     $136.55 million                    $50,000
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)   $10,001 -
                                          1 other account      $10.19 million                     $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate        Lynn Hopton          11 PIVs              $5.02 billion                      None
                     --------------------                                                         ----------
                     Yvonne Stevens       3 other accounts     $496.12 million                    None
                     ---------------------------------------------------------                    ----------
                     Colin Lundgren       17 RICs              $1.50 billion                      $50,001 -     (2)        (28)
                                                                               None               $100,000

-----------------------------------------------------------------------------------------------------------------------------------

Growth               Nick Thakore         6 RICs               $7.16 billion   5 RICs ($6.89 B)   None          (2)        (28)
                                          1 PIV                $6.26 million
                                          2 other accounts(d)  $45.67 million
-----------------------------------------------------------------------------------------------------------------------------------

Income Opportunities Brian Lavin          1 RIC                $871.16 million                    $50,001 -
                                          1 PIV                $7.02 million   None               $100,000      (2)        (28)
                                          1 other account      $608.42 million
                     ---------------------------------------------------------                    ----------


                     Jennifer Ponce de    5 RICs               $11.59 billion                     $10,001 -
                     Leon                 1 PIV                $7.02 million                      $50,000
                                          8 other accounts     $2.05 billion
-----------------------------------------------------------------------------------------------------------------------------------

Inflation Protected  Jamie Jackson        12 RICs              $22.01 billion  3 RICs ($1.32 B);  $10,001 -     (2)        (28)
Securities                                5 PIVs               $2.59 billion   1 other account    $50,000
                                          26 other accounts(d) $8.48 billion   ($49.96 M)
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity     Nick Thakore         6 RICs               $5.27 billion   5 RICs ($4.99 B)   None
                                          1 PIV                $6.26 million                                    (2)        (28)
                                          2 other accounts(d)  $45.67 million
                     ---------------------------------------------------------------------------------------


                     Bob Ewing            8 RICs               $4.06 billion   7 RICs ($3.79 B)   None
                                          1 PIV                $5.72 million
                                          2 other accounts(d)  $45.67 million
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Value      Bob Ewing            8 RICs               $8.08 billion   7 RICs ($7.81 B)   None          (2)        (28)
                                          1 PIV                $5.72 million
                                          2 other accounts(d)  $45.67 million
-----------------------------------------------------------------------------------------------------------------------------------

Limited Duration     Tom Murphy           5 RICs               $9.93 billion   3 RICs ($1.32 B)   $50,001 -
Bond                                      2 PIVs               $885.02 million                    $100,000
                                          14 other accounts    $10.75 billion
                     ---------------------------------------------------------------------------------------


                     Jamie Jackson        12 RICs              $22.76 billion  3 RICs ($1.32 B);  $10,001 -
                                          5 PIVs               $2.59 billion   1 other account    $50,000       (2)        (28)
                                          26 other accounts(d) $8.48 billion   ($49.96 M)
                     ---------------------------------------------------------------------------------------


                     Scott Kirby          8 RICs               $11.53 billion  3 RICs ($1.32 B);  $10,001 -
                                          5 PIVs               $1.70 billion   1 other account    $50,000
                                          41 other accounts(d) $17.02 billion  ($131.57 M)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-                           8 RICs               $4.07 billion
Exempt                                    14 other accounts    $8.07 billion
--------------------                      ------------------------------------

Minnesota Tax-       Catherine Stienstra  8 RICs               $3.93 billion   None               None          (2)        (28)
Exempt                                    14 other accounts    $8.07 billion
--------------------                      ------------------------------------

New York Tax-Exempt                       8 RICs               $4.18 billion
                                          14 other accounts    $8.07 billion
-----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Sept. 29, 2008                    Page 106




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Bond     Tom Murphy           7 RICs               $9.41 billion   3 RICs ($4.99 B)   $100,001 -

                                          3 PIVs               $1.02 billion                      $500,000

                                          13 other accounts    $13.18 billion
                     ---------------------------------------------------------------------------------------

                     Jamie Jackson        13 RICs              $14.50 billion  3 RICs ($5.4 B);   $50,001 -

                                          6 PIVs               $2.62 billion   1 other account    $100,000

                                          29 other accounts(d) $8.43 billion   ($43.92 M)
                     ---------------------------------------------------------------------------------------

                     Scott Kirby          10 RICs              $11.07 billion  3 RICs ($4.99 B);  $50,001 -

                                          6 PIVs               $1.93 billion   1 other account    $100,000      (2)        (28)

                                          44 other accounts(d) $20.03 billion  ($78.43 M)
                     ---------------------------------------------------------------------------------------

                     Jennifer Ponce       5 RICs               $7.68 billion   None               $50,001 -

                     de Leon              1 PIV                $14.63 million                     $100,000

                                          8 other accounts     $2.11 billion
                     ---------------------------------------------------------------------------------------

                     Nicolas Pifer        6 RICs               $6.45 billion   1 other account    $10,001 -

                                          6 PIVs               $728.27 million ($538.24 M)        $50,000

                                          11 other accounts    $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------

Balanced             Tom Murphy           7 RICs               $8.55 billion   2 RICs ($1.0 B)    $10,001 -

                                          3 PIVs               $1.01 billion                      $50,000

                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------

                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.0 B);   $10,001 -

                                          6 PIVs               $2.68 billion   1 other account    $50,000

                                          29 other accounts(d) $9.19 billion   ($45.13 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------

                     Scott Kirby          10 RICs              $10.20 billion  2 RICs ($1.0 B);   None

                                          6 PIVs               $1.92 billion   1 other account

                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------

                     Bob Ewing            7 RICs               $11.72 billion  6 RICs ($11.32 B)  $100,001 -

                                          1 PIV                $10.55 million                     $500,000(-
                                                                                                  j)

                                          2 other accounts     $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------


Disciplined Large    Dimitris Bertsimas   17 RICs              $7.30 billion   5 RICs ($5.81 B)   None

Cap Growth                                3 PIVs               $242.83 million

                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------

                     Gina Mourtzinou      4 RICs               $5.22 billion   4 RICs ($5.22 B)   None

                                          5 other accounts     $188.6 million
-----------------------------------------------------------------------------------------------------------------------------------


Diversified Equity   Warren Spitz                                                                 $50,001 -
Income                                                                                            $100,000
                     --------------------                                                         ----------

                     Laton Spahr          8 RICs               $10.85 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($10.36 B)  $500,000
                     --------------------                                                         ----------
                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------


Mid Cap Value        Warren Spitz                                                                 $50,001 -
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Laton Spahr          8 RICs               $16.49 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($16.0 B)   $500,000
                     --------------------                                                         ----------

                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------


Strategic            Tom Murphy           7 RICs               $8.56 billion   2 RICs ($1.01 B)   $100,001 -

Allocation                                3 PIVs               $1.01 billion                      $500,000

                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------

                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.01 B);  $10,001 -

                                          6 PIVs               $2.68 billion   1 other account    $50,000

                                          29 other accounts(d) $9.19 billion   ($45.13 M)
                     ---------------------------------------------------------------------------------------

                     Scott Kirby          10 RICs              $10.21 billion  2 RICs ($1.01 B);  $10,001 -

                                          6 PIVs               $1.92 billion   1 other account    $50,000

                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------

                     Dimitris Bertsimas   17 RICs              $5.54 billion   5 RICs ($4.04 B)   Over          (2)        (28)

                                          3 PIVs               $242.83 million                    $1,000,000

                                          16 other accounts    $2.42 billion
                     ---------------------------------------------------------------------------------------

                     Gina Mourtzinou      4 RICs               $3.46 billion   4 RICs ($3.46 B)   $100,001 -

                                          5 other accounts     $188.6 million                     $500,000
                     ---------------------------------------------------------------------------------------

                     Alex Sauer-Budge     1 RIC                $586.36 million 1 RIC ($586.36 M)  None
                     ---------------------------------------------------------------------------------------

                     Steve E. Kokkotos    2 RICs               $138.37 million 2 RICs ($138.37 M) $100,001 -

                                          1 other account      $11.12 million                     $500,000

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 107





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Strategic Income     Dimitris Bertsimas   17 RICs              $7.37 billion   6 RICs ($5.89 B)   None

Allocation                                3 PIVs               $242.83 million

                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ----------------------------------------------------------------------------

                     Colin Lundgren       12 RICs              $2.12 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------

Absolute Return      Nicholas Pifer       6 RICs               $9.82 billion   None               $50,001 -

Currency and                              6 PIVs               $768.06 million                    $100,000      (2)        (28)

Income                                    9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------

Disciplined          Dimitris Bertsimas   17 RICs              $7.70 billion   5 RICs ($6.02 B)   $100,001 -

International                             3 PIVs               $218.44 million                    $500,000

Equity                                    16 other accounts(d) $2.50 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------

                     Alex Sauer-Budge     1 RIC                $2.28 billion   1 RIC ($2.28 B)    $1 -
                                                                                                  $10,000
-----------------------------------------------------------------------------------------------------------------------------------


Emerging Markets     Nicholas Pifer       6 RICs               $9.76 billion   None               $10,001 -     (2)        (28)

Bond                                      6 PIVs               $768.06 million                    $50,000

                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------


Global Bond          Nicholas Pifer       6 RICs               $9.43 billion   None               $50,001 -     (2)        (28)

                                          6 PIVs               $768.06 million                    $100,000

                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------


Global Technology    Bob Ewing            8 RICs               $13.17 billion  7 RICs ($12.77 B)

                                          1 PIV                $10.65 million

                                          2 other accounts(d)  $89.12 million                     None          (2)        (28)
                     ----------------------------------------------------------------------------

                     Nick Thakore         6 RICs               $14.14 billion  5 RICs ($13.74 B)

                                          1 PIV                $9.84 million

                                          2 other accounts(d)  $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------


Partners             COLUMBIA WAM:

International        P. Zachary Egan      1 RIC                $5.90 billion   None               None          (20)       (43)
Select Growth
                     ---------------------------------------------------------

                     Louis J. Mendes      2 RICs               $7.60 billion
                     --------------------------------------------------------------------------------------------------------------

                     PRINCIPAL:

                     John Pihlblad        3 RICs               $3.60 billion   None               None          (21)       (45)
                     ---------------------------------------------------------

                     Steven Larson        7 PIVs               $2.20 billion

                                          4 other accounts     $6.50 billion
-----------------------------------------------------------------------------------------------------------------------------------


Partners             ALLIANCEBERNSTEIN:
International        Kevin F. Simms       166 RICs             $89.22 billion  3 RICs ($13.16 B);

Select Value                              722 PIVs             $59.61 billion  23 PIVs ($3.01 B);

                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------

                     Henry S. D'Auria     124 RICs             $54.44 billion  2 RICs ($5.98 B);

                                          595 PIVs             $42.65 billion  20 PIVs ($1.66 B);

                                          662 other accounts   $175.96 billion 82 other accounts
                                                                               ($29.40 B)
                     ----------------------------------------------------------------------------

                     Sharon E. Fay        166 RICs             $89.22 billion  3 RICs ($13.16 B);

                                          645 PIVs             $52.91 billion  21 PIVs ($1.66 B);

                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------

                     Marilyn G. Fedak     153 RICs             $85.47 billion  3 RICs ($13.16 B); None          (22)       (46)

                                          461 PIVs             $42.42 billion  1 PIV ($820.0 B);

                                          43,881 other         $197.37 billion 64 other accounts
                                          accounts                             ($20.08 B)
                     ----------------------------------------------------------------------------

                     John P. Mahedy       151 RICs             $84.33 billion  3 RICs ($13.16 B);

                                          454 PIVs             $42.21 billion  1 PIV ($820.0 B);

                                          43,860 other         $193.54 billion 60 other accounts
                                          accounts                             ($19.34 B)
                     ----------------------------------------------------------------------------

                     Giulio Martini       111 RICs             $49.88 billion  2 RICs ($5.98 B);

                                          628 PIVs             $48.40 billion  22 PIVs ($3.0 B);

                                          532 other accounts   $139.90 billion 53 other accounts
                                                                               ($19.53 B)
                     --------------------------------------------------------------------------------------------------------------


                     MONDRIAN:

                     Ormala Krishnan(l)   1 RIC                $383.0 million  None               None          (11)       (35)

                                          1 PIV                $143.0 million

                                          8 other accounts     $1.03 billion
                     --------------------------------------------------------------------------------------------------------------


                     TRADEWINDS:

                     Paul J. Hechmer(l)   6 RICs               $1.6 billion    1 other account    None          (16)       (40)

                                          8 PIVs               $848.0 million  ($97.0 M)

                                          56,469 other         $19.64 billion
                                          accounts
-----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Sept. 29, 2008                    Page 108





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Partners             AIGGIC:
International Small  Chantal Brennan      3 RICs               $922.40 million None
Cap                                       4 PIVs               $1.07 billion
                                          6 other accounts     $601.40 million
                     ----------------------------------------------------------------------------

                     Midori Katsumi(m)    1 RICs               $7.50 million   4 other accounts
                                          1 PIV                $98.30 million  ($266.4 M)         None          (23)       (47)
                                          7 other accounts     $359.60 million
                     ----------------------------------------------------------------------------

                     Elizabeth Soon(m)    2 RICs               $71.0 million   3 other accounts
                                          2 PIVs               $458.0 million  ($28 M)
                                          4 other accounts     $63.0 million
                     --------------------------------------------------------------------------------------------------------------


                     BATTERYMARCH:

                     Charles F. Lovejoy   6 RICs               $4.34 billion   1 other account
                     ---------------------------------------------------------

                     Christopher W.       14 PIVs              $1.81 billion   ($48.04 M)         None          (24)       (48)

                     Floyd                29 other accounts    $6.31 billion
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
Emerging Markets     Julian A.S.          2 RICs               $1.80 billion

                     Thompson             2 PIVs               $0.07 billion   None               None(k)       (19)       (45)

                                          2 other accounts     $0.05 billion
                     ---------------------------------------------------------

                     Jules Mort           1 other account      $1.2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
European Equity      Rob Jones            1 RIC                $0.15 billion   None               None(k)       (19)       (43)
                                          1 PIV                $0.14 billion
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global  THREADNEEDLE:
Equity               Stephen Thornber     3 PIVs               $0.20 billion   None
                                          4 other accounts     $1.4 billion
                     ----------------------------------------------------------------------------


                     Andrew Holliman(n)   2 RICs               $5.1 million    2 RICs ($5.1 M);
                                          5 PIVs               $3.49 billion   3 PIVs ($117.18    None(k)       (19)       (43)
                                          5 other accounts     $650.0 million  M);
                                                                               2 other accounts
                                                                               ($29.2 M)
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
International        Alex Lyle            2 RICs               $2.03 billion   2 RICs ($2.03 B)   None(k)       (19)       (43)
Opportunity                               46 PIVs              $5.90 billion
                                          6 other accounts     $0.71 billion
                     ----------------------------------------------------------------------------

                     Esther Perkins(n)    1 RIC                $900.8 million  1 RIC ($900.8 M)
                                          4 other accounts     $867.88 million
-----------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate         Catherine Stienstra  8 RICs               $4.06 billion   None               None          (2)        (28)
Tax-Exempt                                12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------

Mid Cap              John K. Schonberg    1 RIC                $607.47 million 1 RIC                            (2)
Growth                                    2 PIVs               $67.07 million
                                          4 other accounts     $10.0 million
                     --------------------------------------------------------------------------------------------------------------

                     Sam Murphy           1 RIC                $607.47 million ($607.47 M)        None        (2), (3)     (28)
                     --------------------


                     Mike Marzolf                                              1 RIC              None                     (28)
                                                                               ($607.47 M)
-----------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt           Catherine Stienstra  8 RICs               $3.42 billion   None               None          (2)        (28)
Bond                                      12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt           Catherine Stienstra  8 RICs               $1.46 billion   None               None          (2)        (28)
High Income                               12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) Other accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.

(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by Mr. Mullman.

(i) Michael T. Smith does not own any shares of Partners RiverSource Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.



Statement of Additional Information - Sept. 29, 2008                    Page 109




(j) The portfolio manager participates in a mandatory deferred compensation plan where deferred compensation is treated as if it was invested in shares of one or more RiverSource funds and the amount paid to the portfolio manager will be determined based on the performance of such investments.

(k) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.


(l) The portfolio manager began managing the fund after its las fiscal year end; therefore reporting information is as of May 31, 2008.



(m) Ms. Katsumi began managing the fund effective Sept. 1, 2008; reporting information is as of June 30, 2008. Ms. Soon began managing the fund effective Sept. 1, 2008; reporting information is as of Sept. 15, 2008.



(n) Mr. Holliman and Ms. Perkins began managing their respective funds effective Sept. 1, 2008; reporting information is as of July 31, 2008.


POTENTIAL CONFLICTS OF INTEREST
(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.



Statement of Additional Information - Sept. 29, 2008                    Page 110




(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) Potential conflicts of interest may be presented in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Essex may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees' personal securities transactions.

(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and


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        procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public


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        offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.



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        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.



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        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(12) In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such


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          competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(16) Tradewinds recognizes that actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, Tradewinds, because it manages multiple accounts is presented with several potential conflicts and it seeks to manage these conflicts as follows:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds endeavors to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.



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        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. A potential conflict of interest may arise because the investment mandates for certain other accounts may allow use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Tradewinds has policies and procedures reasonably designed to limit and monitor any such short sales to avoid harm to other strategies and accounts, including Funds. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-today management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other


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        pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

        The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

        - The most attractive investments could be allocated to higher-fee accounts.

        - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

        - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

        - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

        Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

        "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

        A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as


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        might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

        The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

        Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

        The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(22) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive


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        compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(23) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(24) Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.



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        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that


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        Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

(25) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG) a publicly traded asset management company, which invests in mid-sized asset management firms. Neither AMG nor any of their affiliates formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interests of its clients.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To mitigate such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies. These policies and procedures are subject to periodic testing and reviews, which are reasonably designed to detect such conflicts and protect the interests of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Partners Select Value Fund. The description above is not a complete description of every conflict of interest that could be deemed to exist in managing this Fund and other accounts listed above.

(26) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or enhancing its relationship with a broker for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts.

        To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.



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STRUCTURE OF COMPENSATION
(27) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(28) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Unless otherwise noted, funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Once performance fees become payable, funding for the bonus pool for RiverSource 120/20 Contrarian Equity Fund, RiverSource 130/30 U.S. Equity Fund and institutional accounts managed by the Contrarian Equity Team** will be determined by a percentage of the performance fees earned on these accounts. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.

        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(29) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual

----------
  * The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist, Sam Murphy and Mike Marzolf.
 ** The Contrarian Equity Team is comprised of Warren Spitz, Steve Schroll,
    Laton Spahr and Paul Stocking.



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        basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.

        Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

        1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

        2. Annual bonus, tied to individual contributions and investment performance.

        3. Analyst incentives, tied to performance of model portfolios.

        4. UBS equity awards, promoting company-wide success and employee retention.

        Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

        Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
        3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

        Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

        UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

        Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

(30) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(31) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefits package including comprehensive family health coverage.

        Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on the performance of the portfolios and twenty percent is based


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        on teamwork, communication, and other subjective criteria. We also incent them on their one, two and three-year performance track record.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

        Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

(32) The portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDTA is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). The portfolio managers are also part of investment teams for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, the portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

(33) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(34) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2008, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.



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        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(35) Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 61% owned by approximately 70 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds sponsored by Hellman & Friedman, LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee
        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(36) Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the


Statement of Additional Information - Sept. 29, 2008                    Page 126




        majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.

        The following factors, listed in order of importance, will be reviewed for each portfolio manager:

        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and

        Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

(37)    Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(38) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(39) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance


Statement of Additional Information - Sept. 29, 2008                    Page 127




        for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(40) Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant nonsolicitation and, in some cases, non-compete clauses.

(41) In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(42) MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(43) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) an equity incentive award. The annual bonus is paid from a bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and generally by the short-term (typically one-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee subject to the total fund managers bonus pool being within the overall Corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees.



Statement of Additional Information - Sept. 29, 2008                    Page 128




(44) As of October 31, 2006, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan, and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.

        All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to entire benchmark indices. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

        Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

        Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

(45) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(46) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and


Statement of Additional Information - Sept. 29, 2008                    Page 129




            strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(47) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(48) Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - a non-qualified deferred compensation plan that has a cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for at least 31 months after the initial award.

        Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Compensation is generally not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

        While we are wholly-owned by Legg Mason, Batterymarch recognizes the importance of maintaining an ownership culture and has developed a compensation plan that allows our employees to share in the success of the firm. Importantly, Batterymarch's financial commitment to Legg Mason is in the form of a top-line revenue share. Once this share is paid, and the firm's expenses are covered, the remainder constitutes a bonus pool for all employees.

(49) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive a fixed base salary and income distributions scaled to the company's profit margins and their respective individual ownership interests. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Partners Select Value Fund. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The co-Portfolio managers are not


Statement of Additional Information - Sept. 29, 2008                    Page 130




        compensated based solely on the performance of, or the value of assets held in the Partners Select Value Fund or any other individual fund managed by Systematic.

(50) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.



Statement of Additional Information - Sept. 29, 2008                    Page 131




ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                 0.080%            0.075%            0.070%             0.060%             0.050%
130/30 U.S. Equity
Absolute Return Currency and
  Income
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 132




                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
S&P 500 Index
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - Sept. 29, 2008                    Page 133




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2008          2007          2006         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)                        $   38,041    $   25,671    $      581(b)      0.020%
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                         45,848        37,153         1,226(b)      0.020
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                         82,229        58,560         1,394(b)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             110,897        86,301        51,235         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            26,665        24,051        17,895         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               183,783       138,034        85,545         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    223,400       172,602       104,658         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                   62,617        50,763        34,371         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                           101,924        76,312        41,435         0.020
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            158,059       153,231       222,321         0.060
------------------------------------------------------------------------------------------------------------
Small Company Index                                      738,676       867,030       861,455         0.078
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                                             680,124       674,042       558,514         0.057
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                159,051       173,239       180,537         0.080
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                77,686        67,215        50,123         0.060
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                      363,599       534,163       568,712         0.080
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                  13,416(c)        N/A           N/A         0.080
------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                         6,883(c)        N/A           N/A         0.080
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                       3,623         1,779(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                       5,483         1,861(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                       7,572         2,961(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       7,280         2,293(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                       7,160         2,579(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                       4,249         1,548(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                       4,915         2,928(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                       1,670           586(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                                        1,069,014     1,259,292     1,328,295         0.065
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                               350,088       334,364       130,418         0.059
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                               594,407       645,012       658,982         0.057
------------------------------------------------------------------------------------------------------------
Partners Select Value                                    300,721       355,085       443,873         0.060
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                208,114       267,622       205,335         0.080
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 565,329       754,675       858,118         0.080
------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                           541,748       623,283       821,082         0.068
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                 285,601       196,713       172,175         0.070
------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 134





-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2008          2007          2006         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                  $1,033,158    $  884,333    $  658,242         0.055%
------------------------------------------------------------------------------------------------------------
Real Estate                                              132,646       153,117        91,341         0.060
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                                        2,507,729     2,141,669     1,741,492         0.048
------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     1,701,542     1,224,572       496,810         0.053
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                      38,114        24,904         1,143(e)      0.060
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               30,592        20,681         4,615(f)      0.080
------------------------------------------------------------------------------------------------------------
Floating Rate                                            398,924       378,190        46,916(f)      0.070
------------------------------------------------------------------------------------------------------------
Growth                                                 1,477,804     1,763,087     1,791,547         0.053
------------------------------------------------------------------------------------------------------------
Income Opportunities                                     202,872       242,883       253,936         0.070
------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                           399,972       209,028       169,778         0.068
------------------------------------------------------------------------------------------------------------
Large Cap Equity                                       2,524,199     3,245,953     2,119,930         0.049
------------------------------------------------------------------------------------------------------------
Large Cap Value                                           45,929        60,574        78,248         0.060
------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                    115,529       105,993       133,102         0.070
------------------------------------------------------------------------------------------------------------
                                                         2007          2006          2005
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                 122,586       149,235        87,771         0.070
------------------------------------------------------------------------------------------------------------
Diversified Bond                                       1,752,212     1,698,244     1,259,427         0.063
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                  234,353       286,050       163,503         0.070
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                    47,710        57,973        36,031         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                                                 623,784       697,753       524,986         0.057
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                              11,405(h)        N/A           N/A         0.060
------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              3,449,519     2,960,505     1,216,876         0.045
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          1,196,773       854,082       385,071         0.053
------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   1,340,234       948,662       383,942         0.073
------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                               21,493(h)        N/A           N/A         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       79,761        15,823(i)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Disciplined International Equity                         209,295        14,739(j)        N/A         0.079
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     78,549        21,248(k)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Global Bond                                              388,646       412,783       342,324         0.080
------------------------------------------------------------------------------------------------------------
Global Technology                                        103,335       101,197       112,326         0.060
------------------------------------------------------------------------------------------------------------
Partners International Select Growth                     490,174       347,819       240,889         0.078
------------------------------------------------------------------------------------------------------------
Partners International Select Value                    1,759,221     1,306,775       861,655         0.073
------------------------------------------------------------------------------------------------------------
Partners International Small Cap                          92,062        83,383        74,264         0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                            503,279       406,991       351,359         0.078
------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                             105,886        89,350        75,504         0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               611,621       532,772       305,907         0.078
------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                   540,718       470,847       331,818         0.078
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   57,618        74,912        64,053         0.070
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                           652,889       946,943     1,023,124         0.057
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                          525,515       544,894       321,037         0.069
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 1,823,812     2,064,819     1,505,060         0.063
------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 135




-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               $   73,957    $   69,922    $   42,768         0.060%
------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00


                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50





Statement of Additional Information - Sept. 29, 2008                    Page 136




CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly owned subsidiary of Ameriprise Financial, Inc., serves as the funds' principal underwriter. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)       $688,587     $1,155,448    $128,246(b)      $(56,086)         $6,089     $25,697(b)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced               831,981      1,678,918     326,707(b)        176,661        287,006      73,038(b)
Income(a)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate             1,279,681      2,955,938     437,903(b)         34,001        435,561     109,389(b)
Income(a)
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive        2,848,037      3,260,693      3,095,956        799,417      1,029,231      1,116,369
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative        384,348        455,765        577,821          4,989         94,296        105,590
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate          3,944,827      4,127,743      4,118,788        702,939      1,084,978      1,075,302
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          5,635,597      6,845,238      7,078,581      1,613,677      2,326,266      2,691,706
Aggressive
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          1,088,559      1,084,727      1,286,540        140,630        252,979        274,017
Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity      2,257,735      2,414,356      1,845,156        471,536        594,766        518,093
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             N/A            N/A            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Small Company Index                   563,878        973,579      1,228,665        117,897        220,620        337,031

----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 137





----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------
Equity Value                         $496,313       $928,630       $645,442        $16,594        $86,064       $116,536
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth             174,193        265,315        401,382         25,734         52,127        127,479
----------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            192,503        178,460        104,779         50,572         33,944         21,277
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   285,044        569,430        986,996         30,185        100,405        276,857
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity           149,480(c)            N/A            N/A      46,196(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                  29,772(c)            N/A            N/A       5,878(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                   32,694       2,283(d)            N/A         11,266     (6,048)(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                   70,298      35,493(d)            N/A         50,360      27,942(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   41,850      35,121(d)            N/A         21,519      23,828(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   49,187      38,880(d)            N/A         25,003      25,335(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                   51,530      29,205(d)            N/A         28,063      15,221(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                   31,469      21,303(d)            N/A         19,162      13,718(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                   39,332      14,822(d)            N/A         21,208       7,670(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                   23,890      10,606(d)            N/A         12,087       5,832(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                       882,107      1,787,813      2,479,319         41,174        139,630        682,596
----------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth            390,356        359,329        217,559         83,271         63,452         44,653
----------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value            766,263      1,266,023      1,915,417         58,252        158,689        406,545
----------------------------------------------------------------------------------------------------------------------------
Partners Select Value                 314,511        518,110        945,839         25,291         61,797        213,839
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity             184,740        309,112        604,021         48,448         95,646        190,699
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value              607,350      1,147,620      1,616,642        117,005        249,915        478,093
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        660,354        962,025      1,908,960      (152,827)       (85,482)        482,228
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage              136,891        252,402        442,638      (116,397)       (67,241)         61,137
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                1,648,530      2,653,148      1,665,096        206,622        266,495        207,486
----------------------------------------------------------------------------------------------------------------------------
Real Estate                           211,915        813,437        598,431         63,306        218,298        180,632
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------
Cash Management                       339,219        437,392        718,247        339,111        423,832        714,638
----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                    412,821        661,751        322,731         85,890        140,529         67,609
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          26,228         55,865       1,760(e)          7,923          9,445         852(e)
Equity
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value             6,647         15,644       6,304(f)          1,943          1,960       1,708(f)
----------------------------------------------------------------------------------------------------------------------------
Floating Rate                         380,143      1,282,342     364,914(f)      (174,369)      (554,729)   (118,354)(f)
----------------------------------------------------------------------------------------------------------------------------
Growth                              2,003,496      3,028,179      4,553,722        372,658        548,978        955,528
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                  135,655        320,351        486,593       (11,090)        (6,952)        108,764
----------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities        407,706        105,703        326,780         51,044         18,732         47,098
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                    3,342,608      4,596,427      3,400,059        610,479        641,330        629,348
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                        64,134        102,472        123,212         20,999         26,452         37,908
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  92,255        136,687        220,446          9,475         28,890         28,711
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 150,760     212,157(g)        218,698         46,117      77,373(g)        111,053
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                    2,340,251      2,757,988      3,072,387        419,415        788,192      1,203,503
----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                  338,160     480,402(g)        463,661         12,594     102,088(g)        141,616
----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    43,518      89,560(g)        134,248          6,984      19,641(g)         63,799

----------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 138




----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Balanced                             $474,702       $400,884       $501,366        $32,524        $59,347       $168,698
----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth        20,834(h)            N/A            N/A       5,197(h)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income           9,553,810     12,904,884      9,791,165      1,407,616      2,114,315      2,664,788
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       3,538,910      4,477,119      3,098,747        862,120      1,010,224        986,793
----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                8,570,846      3,667,041      1,083,154      1,738,063        739,852        244,136
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation        267,319(h)            N/A            N/A      26,129(h)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           10,519           0(h)            N/A          3,448           0(i)            N/A
Income
----------------------------------------------------------------------------------------------------------------------------
Disciplined International             130,761       4,700(i)            N/A         14,894         434(j)            N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  25,743      11,348(j)            N/A          1,421       2,036(k)            N/A
----------------------------------------------------------------------------------------------------------------------------
Global Bond                           314,002        447,007        765,438        215,442        320,724        390,806
----------------------------------------------------------------------------------------------------------------------------
Global Technology                     212,774        242,177        328,770         16,670         29,861         67,485
----------------------------------------------------------------------------------------------------------------------------
Partners International Select         885,940        810,514        816,345        226,007        234,619        282,465
Growth
----------------------------------------------------------------------------------------------------------------------------
Partners International Select       4,085,674      3,895,267      3,425,153        641,699        815,331      1,020,350
Value
----------------------------------------------------------------------------------------------------------------------------
Partners International Small          164,026        173,659        203,543         19,649         37,954         60,817
Cap
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets         886,062      1,075,586        798,990    (7,004,024)    (9,848,080)    (6,658,875)
----------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          226,464        107,816            N/A         90,745         29,463            N/A
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity            896,578      1,272,084        778,062         99,098        218,974        211,977
----------------------------------------------------------------------------------------------------------------------------
Threadneedle International            501,090        563,174        873,855         56,669        107,305        244,843
Opportunity
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                62,985        115,280        176,349       (10,183)         29,590         40,451
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        608,683      1,388,577      1,821,533        115,052        346,497        635,918
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                       313,115        346,932        371,626       (19,725)         79,024        107,815
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income              1,182,244      1,485,792      2,115,452        181,059        389,650      2,736,405
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   N/A            N/A            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an


Statement of Additional Information - Sept. 29, 2008                    Page 139




agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members


Statement of Additional Information - Sept. 29, 2008                    Page 140




who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES

FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic              $395,078     $253,523      $67,715       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced            489,209      252,693       82,441       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Income Builder Moderate            875,976      478,229      129,187       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive     1,096,237    1,014,125      144,874       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Portfolio Builder                  228,152      361,758       58,657       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       1,723,291    1,975,620      319,534       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       2,192,065    2,083,589      310,922       N/A       N/A       N/A       N/A
Aggressive
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         563,053      734,653      143,621       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total          1,006,389      932,272      136,484       N/A       N/A       N/A       N/A
Equity
------------------------------------------------------------------------------------------------------------
S&P 500 Index                          N/A          N/A          N/A   139,253       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Small Company Index              1,897,269    1,844,630          N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                     2,578,435    1,585,388       63,308       N/A        26        13        13
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth          262,998      382,183       44,120       N/A        24        12       N/A
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining         273,178      179,634       21,128       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                891,269      920,220       70,397       N/A        19        10       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity(b)         27,941        6,806        2,020       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity(b)                8,748        2,556        1,104       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                 4,890          N/A          N/A       N/A        24        12       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                 8,361          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                 7,167          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                 5,406          N/A          N/A       N/A        25        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                 5,279          N/A          N/A       N/A        25        15       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                 2,921          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                 2,156          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                 2,037          N/A          N/A       N/A        25        13       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                 $3,139,852   $2,195,630     $211,821       N/A       $27       $11  $140,313
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth         989,015      834,358       23,191       N/A       190        15       N/A
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value       1,820,164    1,938,445      170,196       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Select Value              944,904      936,623       75,555       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity          557,309      310,825       26,458       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value         1,256,997    1,776,490      136,505       N/A       802        10       N/A
------------------------------------------------------------------------------------------------------------
Short Duration U.S.              1,342,344    1,762,259       97,004       N/A       N/A       N/A        12
Government
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage           260,643      373,486       45,007       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 141





FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity             3,563,045    2,220,149      257,746       N/A       N/A       N/A        13
------------------------------------------------------------------------------------------------------------
Real Estate                        276,727      189,408       17,500       N/A       N/A       N/A         9
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                  4,969,177      714,712       45,638       N/A       N/A       N/A   154,441
------------------------------------------------------------------------------------------------------------
Disciplined Equity               3,199,228      550,860       31,395       N/A        22        11  3,483,0-
                                                                                                          17
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap       44,049       12,319        1,632       N/A       N/A       N/A    54,372
Equity
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value         31,837        4,226          546       N/A        20        11       N/A
------------------------------------------------------------------------------------------------------------
Floating Rate                      795,373      357,536      206,462       N/A       N/A       N/A        11
------------------------------------------------------------------------------------------------------------
Growth                           5,186,203    3,166,050      179,547       N/A        24        12        12
------------------------------------------------------------------------------------------------------------
Income Opportunities               389,032      363,715       41,252       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Inflation Protected                319,398      259,775       51,658       N/A       N/A       N/A   205,664
Securities
------------------------------------------------------------------------------------------------------------
Large Cap Equity                10,775,702    7,098,566      270,367       N/A        22        11       N/A
------------------------------------------------------------------------------------------------------------
Large Cap Value                    123,733      118,887        8,842       N/A        19         9       N/A
------------------------------------------------------------------------------------------------------------
Limited Duration Bond              155,586       94,180       16,366       N/A       N/A       N/A        14
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt              412,060       82,230       20,739       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Diversified Bond                 4,860,209    3,704,597      168,420       N/A        18         8   128,130
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt               751,419      265,289       76,915       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                153,046       59,859        9,503       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                         2,372,601      664,087       47,138       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap                1,799          596           94       N/A        18         9       N/A
Growth(c)
------------------------------------------------------------------------------------------------------------
Diversified Equity Income       15,091,455   12,454,200    1,006,485       N/A        37    25,993        10
------------------------------------------------------------------------------------------------------------
Mid Cap Value                    4,403,769    3,263,100      328,848       N/A       195       272        10
------------------------------------------------------------------------------------------------------------
Strategic Allocation             3,858,078    2,055,354      433,308       N/A        21        10       N/A
------------------------------------------------------------------------------------------------------------
Strategic Income                    72,743       12,441        3,633       N/A       N/A       N/A       N/A
Allocation(c)
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and        12,511          103          121       N/A       N/A       N/A        12
Income
------------------------------------------------------------------------------------------------------------
Disciplined International           35,989       12,465        1,873       N/A       N/A       N/A   302,194
Equity
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               23,088        6,858          967       N/A       N/A       N/A    43,590
------------------------------------------------------------------------------------------------------------
Global Bond                        653,140      555,147       27,011       N/A       N/A       N/A    27,525
------------------------------------------------------------------------------------------------------------
Global Technology                  316,437      417,897       35,534       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners International Select      864,996      713,266       53,784       N/A       N/A       N/A       N/A
Growth
------------------------------------------------------------------------------------------------------------
Partners International Select    4,540,785    4,105,615      323,352       N/A       N/A       N/A       N/A
Value
------------------------------------------------------------------------------------------------------------
Partners International Small       187,148      182,855       11,413       N/A       N/A       N/A       N/A
Cap
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets    1,243,096      824,011       54,847       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Threadneedle European Equity       249,567      307,051       17,890       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity       1,638,700    1,107,840       68,437       N/A        24        12        12
------------------------------------------------------------------------------------------------------------
Threadneedle International       1,217,677      773,607       35,773       N/A        23        12       N/A
Opportunity

------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 142




FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt            176,543       83,974       32,953       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   2,325,844    1,652,668       75,602       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                  1,823,472      352,820       53,497       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income           6,999,748    1,047,672      155,358       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market            123,262          N/A          N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year effective Jan. 31, 2008 from May 31 to Jan. 31. the information shown is for the period from June 1, 2007 through Jan. 31, 2008.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


FOR FUNDS WITH CLASS B AND CLASS C SHARES:



The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of July 31, 2008 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.



                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES



                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                           $80,000          3.51%      $12,000          1.06%
-------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                  20,000          2.86%        2,000          0.82%
-------------------------------------------------------------------------------------------------------

Absolute Return Currency and Income                 69,000          3.94%       46,000          0.57%
-------------------------------------------------------------------------------------------------------

Balanced                                           961,000          3.31%       32,000          0.76%
-------------------------------------------------------------------------------------------------------

California Tax-Exempt                              114,000          2.46%       21,000          0.76%
-------------------------------------------------------------------------------------------------------

Cash Management                                  3,772,000          4.38%       37,000          0.48%
-------------------------------------------------------------------------------------------------------

Disciplined Equity                                 923,000          2.61%       23,000          0.83%
-------------------------------------------------------------------------------------------------------

Disciplined International Equity                   549,000          3.11%       14,000          0.73%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                        94,000          3.82%       11,000          0.62%
-------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                44,000          4.37%        1,000          0.61%
-------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                         13,000          3.74%        1,000          1.82%
-------------------------------------------------------------------------------------------------------

Diversified Bond                                 7,263,000          2.79%      231,000          0.72%
-------------------------------------------------------------------------------------------------------

Diversified Equity Income                       22,098,000          3.08%      723,000          0.70%
-------------------------------------------------------------------------------------------------------

Dividend Opportunity                             3,917,000          2.91%      140,000          0.69%
-------------------------------------------------------------------------------------------------------

Emerging Markets Bond                               63,000          3.90%       23,000          8.57%
-------------------------------------------------------------------------------------------------------

Equity Value                                     2,010,000          2.18%       44,000          0.84%
-------------------------------------------------------------------------------------------------------

Floating Rate                                    1,219,000          5.26%      119,000          0.60%
-------------------------------------------------------------------------------------------------------

Global Bond                                      1,469,000          2.89%       36,000          0.72%
-------------------------------------------------------------------------------------------------------

Global Technology                                  524,000          2.40%       25,000          0.88%
-------------------------------------------------------------------------------------------------------

Growth                                           5,875,000          3.10%      128,000          0.98%
-------------------------------------------------------------------------------------------------------

High Yield Bond                                  4,044,000          2.95%      126,000          0.73%
-------------------------------------------------------------------------------------------------------

Income Builder Basic Income                      1,905,000          5.31%       57,000          0.49%
-------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                   1,505,000          5.35%       60,000          0.50%
-------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                   2,990,000          5.12%       84,000          0.43%
-------------------------------------------------------------------------------------------------------

Income Opportunities                               907,000          3.49%       33,000          0.85%
-------------------------------------------------------------------------------------------------------

Inflation Protected Securities                   1,169,000          3.26%       76,000          0.71%
-------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                            134,000          2.62%       18,000          0.78%
-------------------------------------------------------------------------------------------------------

Large Cap Equity                                13,585,000          3.14%      175,000          0.84%

-------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 143





                                                            PERCENTAGE OF               PERCENTAGE OF
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Large Cap Value                                    228,000          3.10%        5,000          0.75%
-------------------------------------------------------------------------------------------------------

Limited Duration Bond                              272,000          3.70%       11,000          0.70%
-------------------------------------------------------------------------------------------------------

Mid Cap Growth                                   2,133,000          2.56%       32,000          0.67%
-------------------------------------------------------------------------------------------------------

Mid Cap Value                                    6,131,000          3.21%      397,000          0.69%
-------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                               295,000          2.12%       61,000          0.73%
-------------------------------------------------------------------------------------------------------

New York Tax-Exempt                                 73,000          2.10%        5,000          0.70%
-------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                       1,105,000          2.05%       21,000          0.73%
-------------------------------------------------------------------------------------------------------

Partners Fundamental Value                       3,470,000          2.89%      106,000          0.79%
-------------------------------------------------------------------------------------------------------

Partners International Select Growth             1,336,000          2.59%       38,000          0.68%
-------------------------------------------------------------------------------------------------------

Partners International Select Value              6,207,000          2.93%      177,000          0.73%
-------------------------------------------------------------------------------------------------------

Partners International Small Cap                   326,000          3.32%        7,000          0.78%
-------------------------------------------------------------------------------------------------------

Partners Select Value                            1,739,000          2.90%       42,000          0.69%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                          597,000          2.86%       17,000          0.85%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                          602,000          2.36%       25,000          0.77%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Value                         2,612,000          2.56%       78,000          0.85%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                     3,422,000          4.11%      106,000          0.68%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                   1,747,000          4.11%       73,000          0.71%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                       7,973,000          4.33%      281,000          0.69%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive            7,382,000          4.15%      229,000          0.67%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative          3,205,000          4.37%      124,000          0.68%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                   2,926,000          4.09%       96,000          0.69%
-------------------------------------------------------------------------------------------------------

Precious Metals and Mining                         392,000          2.68%       14,000          0.58%
-------------------------------------------------------------------------------------------------------

Real Estate                                        513,000          3.86%       10,000          0.72%
-------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                   4,044,000          3.11%       71,000          0.74%
-------------------------------------------------------------------------------------------------------

Small Cap Advantage                              1,042,000          2.71%       32,000          0.75%
-------------------------------------------------------------------------------------------------------

Small Company Index                              2,085,000          2.31%          N/A            N/A
-------------------------------------------------------------------------------------------------------

Strategic Allocation                             8,312,000          4.40%      375,000          0.57%
-------------------------------------------------------------------------------------------------------

Strategic Income Allocation                        654,000          3.80%       29,000          0.51%
-------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                    442,000          2.10%       38,000          0.69%
-------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                           1,420,000          2.20%      114,000          0.79%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                    1,255,000          2.20%       41,000          0.66%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity                       274,000          1.67%       13,000          0.80%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                       1,874,000          2.88%       60,000          0.80%
-------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity           1,073,000          2.52%       24,000          0.84%
-------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                           989,000          3.47%       31,000          0.75%
-------------------------------------------------------------------------------------------------------



PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided


Statement of Additional Information - Sept. 29, 2008                    Page 144




directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial institution's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial institution's organization, including placement of the fund on the financial institution's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial institution, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial institution.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INSTITUTION ARRANGEMENTS
The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.



Statement of Additional Information - Sept. 29, 2008                    Page 145




CUSTODIAN SERVICES

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN 120/20 CONTRARIAN EQUITY, 130/30 U.S. EQUITY, DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR 120/20 CONTRARIAN EQUITY AND 130/30 U.S. EQUITY: The fund's securities and cash are held by The Bank of New York, 90 Washington Street, New York, NY 10286, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.



Statement of Additional Information - Sept. 29, 2008                    Page 146




DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.


               TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS


                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                               2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                      6/19/03                                                Yes
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                   3/4/04                                                  No
  Protected Securities Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                            6/19/03                                                Yes
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST            4/7/86                     Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                             8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           5/18/06                                                Yes
  and Mid Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           2/16/06                                                Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 6/31/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                            10/3/74                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                              6/4/57                                                 Yes
  Fund(4)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 147




                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES,            10/28/88                      Corporation        MN         10/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                             6/15/06                                                 No
  Currency and Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                            2/16/06                                                 No
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                            3/20/89                                                 No
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                          11/13/96                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          11/13/96                                                Yes
  Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              5/29/90                                                Yes
  Fund(5),(6),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              8/1/08                                                 Yes
  Income Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                            8/1/08                                                 Yes
  Alpha Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME          3/12/85                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                              8/19/85                                                Yes
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                             2/14/02                                                Yes
  Mortgage Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME          8/17/83                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                             12/8/83                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 6/13/86(1)                Corporation       NV/MN       1/31
  INC.(7)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Basic Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Enhanced Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Moderate Income Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                       Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Growth
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    10/3/02                                                Yes
  International Small Cap
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 5/18/06                                                Yes
  International Equity Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                            6/26/00                                                Yes
  Fund(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle International                             11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INVESTMENT SERIES,   1/18/40; 6/13/86(1)                Corporation       NV/MN       9/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                            4/16/40                                                Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           5/17/07                                                Yes
  Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           8/1/08                                                 Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                                10/15/90                                                Yes
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                               2/14/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 4/24/03                                                Yes
  Equity Fund(4)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                 3/1/72                                                 Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                            3/28/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                             6/27/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,           3/20/01                      Corporation        MN         5/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    4/24/03                                                Yes
  Aggressive Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    6/18/01                                                Yes
  Fundamental Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Select                             3/8/02                                                 Yes
  Value Fund(11)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 148




                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small                              3/8/02                                                 Yes
  Cap Equity Fund(4),(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              6/18/01                                                Yes
  Cap Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE           8/25/89                      Corporation        MN         1/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Conservative Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Total Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                              10/25/99                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                               8/19/96                                                Yes
  Index Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 6/13/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                             10/6/75                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,             3/25/88                      Corporation        MN         6/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                    8/1/88                                                 Yes
  Opportunity Fund(8)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                            3/4/04                                                 Yes
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,           10/5/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                             4/22/85                                                 No
  and Mining Fund(9)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)           1/27/06                    Business Trust       MA         4/30
-----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                          10/18/07                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource 130/30 U.S.                                10/18/07                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2010 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2015 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2020 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2025 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2030 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2035 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2040 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2045 Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                             9/26/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                     Business Trust       MA       8/31(10)
  SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-                              8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                               8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                  10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                   1/23/85                                                Yes
  Allocation Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                            5/17/07                                                Yes
  Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,           1/24/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                           5/14/84                                                Yes
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              1/24/01                                                Yes
  Cap Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Cap                                   5/4/99                                                 Yes
  Advantage Fund

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 149




                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 6/13/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High                             5/7/79                                                 Yes
  Income Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 6/13/86(1)                Corporation       NV/MN       12/31
  MARKET SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Money                            8/5/80                                                 Yes
  Market Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                          11/13/96                                                Yes
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                            11/24/76                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES             9/07                      Business Trust       MA         12/31
  TRUST(12)
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Conservative
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderate
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           5/1/06                                                 Yes
  Portfolio - Fundamental
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           2/4/04                                                 Yes
  Portfolio - Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           8/14/01                                                Yes
  Portfolio - Small Cap Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/10/04                                                Yes
  Portfolio - Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                  No
  Portfolio - Global Bond Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Growth Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Large Cap Equity
  Fund(5)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    02/4/04                                                Yes
  Portfolio - Large Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Small Cap
  Advantage Fund
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                   5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                   1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------




    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.



Statement of Additional Information - Sept. 29, 2008                    Page 150




  (1)    Date merged into a Minnesota corporation incorporated on April 7, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.



Statement of Additional Information - Sept. 29, 2008                    Page 151




BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                            TABLE 26. BOARD MEMBERS


INDEPENDENT BOARD MEMBERS


                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 2006        Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 54                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource Funds, 1999-  None                    Board Governance,
901 S. Marquette Ave.    since 1999        2006; former Governor of                                 Compliance,
Minneapolis, MN 55402                      Minnesota                                                Contracts,
Age 73                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 2007        in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Joint Audit
Age 53
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 57                                     Graduate School of Business,
                                           Bentley College
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 73                                                                                              Investment Review,
                                                                                                    Joint Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Investment Review,
Minneapolis, MN 55402                                                                               Joint Audit
Age 72
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    2007, Board       Carleton College                 irrigation systems)     Contracts,
Age 69                   member                                                                     Executive,
                         since 2002                                                                 Investment Review
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Compliance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Contracts,
Minneapolis, MN 55402                      estate and asset management                              Distribution,
Age 55                                     company)                                                 Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 64                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - Sept. 29, 2008                    Page 152




BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 Investment
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise                           Review
Center                            President since   Financial, Inc. and President, Chairman
Minneapolis, MN 55474             2002              of the Board and Chief Investment
Age 47                                              Officer, RiverSource Investments, LLC
                                                    since 2005; Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company and; Chairman of the
                                                    Board, Chief Executive Officer and
                                                    President, RiverSource Distributors,
                                                    Inc. since 2006; Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc. and Chairman
                                                    of the Board and Chief Investment
                                                    Officer, RiverSource Investments, LLC,
                                                    2001-2005
--------------------------------------------------------------------------------------------------------------------------------




    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:


                            TABLE 27. FUND OFFICERS



                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC and; Director and
Age 42                                              Vice President - Asset Management, Products
                                                    and Marketing, RiverSource Distributors, Inc.
                                                    since 2006; Managing Director and Global Head
                                                    of Product, Morgan Stanley Investment
                                                    Management, 2004-2006; President, Touchstone
                                                    Investments, 2002-2004
--------------------------------------------------------------------------------------------------


Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 44                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------


Amy K. Johnson                    Vice President    Vice President - Asset Management and Trust
5228 Ameriprise Financial Center  since 2006        Company Services, RiverSource Investments, LLC
Minneapolis, MN 55474                               since 2006; Vice President - Operations and
Age 42                                              Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 53                                              Inc. since 2006

--------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 153




                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 49                            since 2006        Inc. since 2006; Vice President, General
                                                    Counsel and Secretary, Ameriprise Certificate
                                                    Company since 2005; Vice President - Asset
                                                    Management Compliance, Ameriprise Financial,
                                                    Inc., 2004-2005; Senior Vice President and
                                                    Chief Compliance Officer, USBancorp Asset
                                                    Management, 2002-2004
--------------------------------------------------------------------------------------------------


Jennifer D. Lammers               Chief Compliance  U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center   Officer since     Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474             2006              2006; Director - Mutual Funds, Voyageur Asset
Age 47                                              Management, 2003-2006; Director of Finance,
                                                    Voyageur Asset Management, 2000-2003
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center  Prevention        Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             Officer since     2004; Manager Anti-Money Laundering,
Age 44                            2004              Ameriprise Financial, Inc., 2003-2004;
                                                    Compliance Director and Bank Secrecy Act
                                                    Officer, American Express Centurion Bank,
                                                    2000-2003
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting,


Statement of Additional Information - Sept. 29, 2008                    Page 154




internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                          TABLE 28. COMMITTEE MEETINGS



                                        BOARD                                                     INVESTMENT    JOINT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE*   COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6           5          6           N/A           0           5          7
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           1          6           N/A           2           5          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            0            1           5          5
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       7           6          7            1            1           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           3          6           N/A           1           5          8
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          8
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          7
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          7
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6           5          6           N/A           1           5          7
December 31
-----------------------------------------------------------------------------------------------------------------------



    *    Committee established April 2008.



Statement of Additional Information - Sept. 29, 2008                    Page 155




BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2007 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board members.


                        TABLE 29A. BOARD MEMBER HOLDINGS


Based on net asset values as of Dec. 31, 2007:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Disciplined International Equity             $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $1-$10,000
                             ------------------------------------------------------------------------
                             Equity Value                                 Over $100,000
                             ------------------------------------------------------------------------
                             Global Equity                                Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals & Mining                     $1-$10,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson              Cash Management                              $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            None                                         N/A                                     None
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            Growth*                                      $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              None                                         N/A                                     None

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 156




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Absolute Return Currency & Income*           Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Cash Management*                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity*            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income*                   Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth*                                      $1-$10,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Disciplined Equity*                          $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Equity*                               Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Small Cap Advantage*                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency & Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Cash Management                              $1-$10,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 157




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             130/30 U.S. Equity                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small Cap Equity                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $1-$10,000
                             ------------------------------------------------------------------------
                             Global Bond Fund                             Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Small Cap             Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        Over $100,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $50,001-$100,000
            Portfolio Builder Aggressive.........  $10,001-$50,000
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency & Income....  Over $100,000
            Cash Management......................  $1-$10,000
            Disciplined International Equity.....  $50,001-$100,000
            Diversified Equity Income............  $50,001-$100,000
            Growth Fund..........................  $1-$10,000
            Portfolio Builder Total Equity.......  $50,001-$100,000
            Threadneedle Emerging Markets........  $50,001-$100,000

C. Paglia   Disciplined Equity...................  $50,001-$100,000
            Small Cap Advantage..................  $50,001-$100,000
            Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.



Statement of Additional Information - Sept. 29, 2008                    Page 158




This table shows the Board members' dollar range of equity securities beneficially owned on June 30, 2008 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board member.


              TABLE 29B. BOARD MEMBER HOLDINGS -- AS OF QUARTER END


Based on net asset values as of June 30, 2008:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                        DOLLAR RANGE OF EQUITY                                          EQUITY SECURITIES OF ALL
                                        SECURITIES IN THE FUND                                         RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                                     FUND                                RANGE                BY BOARD MEMBER RANGE
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Absolute Return Currency and Income          $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             International Opportunity                    Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Growth                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals and Mining                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Arne Carlson                 Cash Management                              $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            None                                         N/A                                     None
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            Growth*                                      $50,000-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive*       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              Cash Management                              Over $100,000                       Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 159




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                        DOLLAR RANGE OF EQUITY                                          EQUITY SECURITIES OF ALL
                                        SECURITIES IN THE FUND                                         RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                                     FUND                                RANGE                BY BOARD MEMBER RANGE
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        120/20 Contrarian Equity                     $1-$10,000                         Over $100,000**
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income*         Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Growth*                          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income*                   Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Diversified Equity Income                    $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity*                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Emerging Markets                             Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,000- $100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             International Select Growth                  Over $100,000
                             ------------------------------------------------------------------------
                             International Select Value                   Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Small Cap Value                              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 160





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                        DOLLAR RANGE OF EQUITY                                          EQUITY SECURITIES OF ALL
                                        SECURITIES IN THE FUND                                         RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                                     FUND                                RANGE                BY BOARD MEMBER RANGE
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             130/30 U.S. Equity                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small and Mid Cap Equity         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Floating Rate                                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Global Equity                                Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               $50,000- $100,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Inflation Protected Securities               $10,001-$50,000
                             ------------------------------------------------------------------------
                             International Select Growth                  Over $100,000
                             ------------------------------------------------------------------------
                             International Select Value                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             International Small Cap                      Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $50,000-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Small Cap Equity                             Over $100,000
                             ------------------------------------------------------------------------
                             Small Cap Value                              Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------




    *    Deferred compensation invested in share equivalents:


A. Flynn    Growth...............................  $50,001-$100,000
            Portfolio Builder Moderate             $10,001-$50,000
            Aggressive...........................
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency and Income..  Over $100,000
            Disciplined Growth...................  $10,001-$50,000
            Diversified Equity Income............  $50,001-$100,000
            Portfolio Builder Total Equity.......  $50,001-$100,000
            Threadneedle Emerging Markets........  $50,001-$100,000
            Threadneedle International             $50,001-$100,000
            Opportunity..........................

C. Paglia   Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.


Statement of Additional Information - Sept. 29, 2008                    Page 161




COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the last fiscal period.


                TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS



                                                   TOTAL CASH COMPENSATION FROM RIVERSOURCE
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $153,750
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     153,750
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   143,750
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   148,750(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       151,250
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     143,750
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               393,750(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              146,250(b)
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                146,250
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $68,292, $83,125 and $146,250, respectively. Amount deferred by fund is set forth in Table 30. Additional information regarding the deferred compensation plan is described below.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.



Statement of Additional Information - Sept. 29, 2008                    Page 162




COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.


            TABLE 31. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS



                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------

Income Builder Basic            *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced         *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate         *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Aggressive
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Conservative
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate
-------------------------------------------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate Aggressive
-------------------------------------------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate Conservative
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total         *           *          *         *         *          *         *           *           *
Equity
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total       $468        $437       $262      $454      $445       $439    $1,178        $460        $431
Amount deferred                 0           0          0       186         0          0       341         460           0
-------------------------------------------------------------------------------------------------------------------------
Small Company
Index -- total              1,675       1,565        925     1,625     1,592      1,571     4,235       1,647       1,543
Amount deferred                 0           0          0       666         0          0     1,227       1,647           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------

Equity Value -- total       2,226       2,074      1,485     2,150     2,118      2,085     5,423       2,182       2,042
Amount deferred                 0           0          0       906         0          0     1,436       2,182           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap            365         340        244       352       347        341       891         358         335
Growth -- total
Amount deferred                 0           0          0       149         0          0       235         358           0
-------------------------------------------------------------------------------------------------------------------------

Precious Metals and           238         225        167       231       228        223       590         235         221
Mining -- total
Amount deferred                 0           0          0        99         0          0       151         235           0
-------------------------------------------------------------------------------------------------------------------------

Small Cap                     826         760        515       793       783        773     1,992         802         750
Advantage -- total
Amount deferred                 0           0          0       331         0          0       541         802           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian              38          39         35        37        38         35        91          39          36
Equity -- total
Amount deferred                 0           0          0        17         0          0        17          39           0
-------------------------------------------------------------------------------------------------------------------------
130/30 U.S.                    19          19         17        18        19         17        45          19          18
Equity -- total
Amount deferred                 0           0          0         9         0          0         9          19           0
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------

High Yield                  3,058       2,945      2,563     2,957     2,957      2,867     7,494       3,047       2,856
Bond -- total
Amount deferred                 0           0          0     1,292         0          0     1,811       3,047           0

-------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 163





                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
Partners Aggressive        $1,110      $1,075       $944    $1,075    $1,075     $1,040    $2,740      $1,110      $1,040
Growth -- total
Amount deferred                 0           0          0       474         0          0       645       1,110           0
-------------------------------------------------------------------------------------------------------------------------

Partners Fundamental        1,939       1,870      1,629     1,875     1,876      1,817     4,759       1,933       1,811
Value -- total
Amount deferred                 0           0          0       822         0          0     1,139       1,933           0
-------------------------------------------------------------------------------------------------------------------------

Partners Select               929         893        776       898       898        871     2,278         925         867
Value -- total
Amount deferred                 0           0          0       392         0          0       554         925           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap            479         460        399       462       462        449     1,175         476         447
Equity -- total
Amount deferred                 0           0          0       202         0          0       286         476           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap          1,311       1,254      1,079     1,267     1,265      1,231     3,207       1,301       1,220
Value -- total
Amount deferred                 0           0          0       548         0          0       796       1,301           0
-------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         1,483       1,441      1,262     1,437     1,438      1,389     3,670       1,486       1,392
Amount deferred                 0           0          0       637         0          0       851       1,486           0
-------------------------------------------------------------------------------------------------------------------------

U.S. Government
Mortgage -- total             764         740        647       740       739        715     1,879         764         716
Amount deferred                 0           0          0       326         0          0       442         764           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
Dividend
Opportunity -- total        3,796       3,733      3,404     3,690     3,679      3,520     8,773       3,652       3,573
Amount deferred                 0           0          0     1,647         0          0     1,990       3,652           0
-------------------------------------------------------------------------------------------------------------------------

Real Estate -- total          441         433        394       428       428        409     1,011         420         414
Amount deferred                 0           0          0       191         0          0       230         420           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash                        9,805       9,820      9,158     9,484     9,649      9,158    25,060       9,340       9,328
Management -- total
Amount deferred                 0           0          0     4,371         0          0     5,222       9,340           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined                 6,153       6,157      5,746     5,947     6,054      5,746    15,698       5,862       5,849
Equity -- total
Amount deferred                 0           0          0     2,740         0          0     3,272       5,862           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Small and         105         104         99       103       103         99       275         101         100
Mid Cap Equity -- total
Amount deferred                 0           0          0        45         0          0        65         101           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap          70          70         65        68        69         65       180          67          66
Value -- total
Amount deferred                 0           0          0        31         0          0        38          67           0
-------------------------------------------------------------------------------------------------------------------------

Floating Rate -- total      1,044       1,041        976     1,009     1,025        976     2,660         988         991
Amount deferred                 0           0          0       461         0          0       572         988           0
-------------------------------------------------------------------------------------------------------------------------

Growth -- total             5,085       5,077      4,763     4,936     4,995      4,763    13,062       4,879       4,846
Amount deferred                 0           0          0     2,246         0          0     2,836       4,879           0
-------------------------------------------------------------------------------------------------------------------------

Income                        528         529        494       511       520        494     1,349         502         503
Opportunities -- total
Amount deferred                 0           0          0       234         0          0       286         502           0
-------------------------------------------------------------------------------------------------------------------------

Inflation Protected         1,126       1,138      1,049     1,085     1,114      1,049     2,926       1,043       1,073
Securities -- total
Amount deferred                 0           0          0       515         0          0       549       1,043           0
-------------------------------------------------------------------------------------------------------------------------

Large Cap                   9,660       9,637      9,051     9,370     9,489      9,050    24,802       9,269       9,199
Equity -- total
Amount deferred                 0           0          0     4,259         0          0     5,411       9,269           0
-------------------------------------------------------------------------------------------------------------------------

Large Cap                     136         136        128       132       134        128       351         131         130
Value -- total
Amount deferred                 0           0          0        60         0          0        78         131           0
-------------------------------------------------------------------------------------------------------------------------

Limited Duration              307         308        286       296       302        287       787         290         292
Bond -- total
Amount deferred                 0           0          0       137         0          0       161         290           0

-------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 164




                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------
California Tax-
Exempt -- total               325         473         47       311       329        329       655         311         295
Amount deferred                 0           0          0       135         0          0       190         311           0
-------------------------------------------------------------------------------------------------------------------------

Diversified
Bond -- total               5,229       7,563        793     5,000     5,279      5,279    10,572       5,000       4,748
Amount deferred                 0           0          0     2,171         0          0     3,071       5,000           0
-------------------------------------------------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total               620         903         87       593       626        626     1,247         593         563
Amount deferred                 0           0          0       258         0          0       362         593           0
-------------------------------------------------------------------------------------------------------------------------

New York Tax-
Exempt -- total               128         189         18       122       130        130       255         122         116
Amount deferred                 0           0          0        53         0          0        74         122           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced -- total           2,015       2,758        484     1,923     2,039      2,039     4,261       1,923       1,825
Amount deferred                 0           0          0       815         0          0     1,249       1,923           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap
Growth -- total                44          42         35        44        42         42        94          44          42
Amount deferred                 0           0          0        18         0          0        28          44           0
-------------------------------------------------------------------------------------------------------------------------

Diversified Equity
Income -- total            13,740      17,680      3,684    13,164    13,732     13,732    29,971      13,164      12,473
Amount deferred                 0           0          0     5,519         0          0     8,830      13,164           0
-------------------------------------------------------------------------------------------------------------------------

Mid Cap Value -- total      3,987       4,948      1,144     3,827     3,958      3,958     8,837       3,827       3,623
Amount deferred                 0           0          0     1,595         0          0     2,610       3,827           0
-------------------------------------------------------------------------------------------------------------------------

Strategic                   3,251       3,980        976     3,122     3,219      3,219     7,227       3,123       2,956
Allocation -- total
Amount deferred                 0           0          0     1,299         0          0     2,137       3,123           0
-------------------------------------------------------------------------------------------------------------------------

Strategic Income
Allocation -- total            68          63         48        65        65         65       163          65          63
Amount deferred                 0           0          0        26         0          0        49          65           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total               164         170         63       161       159        159       411         161         153
Amount deferred                 0           0          0        66         0          0       122         161           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined
International
Equity -- total               470         451        269       457       453        453     1,223         457         437
Amount deferred                 0           0          0       184         0          0       366         457           0
-------------------------------------------------------------------------------------------------------------------------

Emerging Markets              176         186         88       173       173        173       441         173         165
Bond -- total
Amount deferred                 0           0          0        71         0          0       131         173           0
-------------------------------------------------------------------------------------------------------------------------

Global Bond -- total          874       1,047        260       861       883        883     2,055         861         817
Amount deferred                 0           0          0       361         0          0       606         861           0
-------------------------------------------------------------------------------------------------------------------------

Global                        297         344         93       292       297        297       709         292         277
Technology -- total
Amount deferred                 0           0          0       122         0          0       209         292           0
-------------------------------------------------------------------------------------------------------------------------

Partners International
Select Growth -- total      1,092       1,212        378     1,069     1,081      1,081     2,636       1,069       1,013
Amount deferred                 0           0          0       442         0          0       781       1,069
-------------------------------------------------------------------------------------------------------------------------

Partners International
Select Value -- total       4,207       4,742      1,382     4,129     4,178      4,178    10,111       4,129       3,912
Amount deferred                 0           0          0     1,711         0          0     2,994       4,129           0
-------------------------------------------------------------------------------------------------------------------------

Partners International
Small Cap -- total            207         238         68       203       207        207       492         203         193
Amount deferred                 0           0          0        84         0          0       146         203           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       1,124       1,282        377     1,105     1,120      1,120     2,700       1,105       1,049
Markets -- total
Amount deferred                 0           0          0       459         0          0       799       1,105           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle European         232         265         74       228       231        231       556         228       6,216
Equity -- total
Amount deferred                 0           0          0        95         0          0       164         228           0

-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 165




                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
Threadneedle Global         1,377       1,598        432     1,354     1,378      1,378     3,273       1,354       1,284
Equity -- total
Amount deferred                 0           0          0       564         0          0       967       1,354           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        1,203       1,390        370     1,183     1,202      1,202     2,868       1,183       1,122
Amount deferred                 0           0          0       492         0          0       848       1,183           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-             147         163         55       145       143        143       351         145         135
Exempt -- total
Amount deferred                 0           0          0        59         0          0       105         145           0
-------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth -- total     2,083       2,367        795     2,051     2,032      2,032     4,957       2,050       1,916
Amount deferred                 0           0          0       838         0          0     1,474       2,050           0
-------------------------------------------------------------------------------------------------------------------------

Tax-Exempt                  1,376       1,509        531     1,356     1,330      1,330     3,293       1,356       1,265
Bond -- total
Amount deferred                 0           0          0       552         0          0       981       1,356           0
-------------------------------------------------------------------------------------------------------------------------

Tax-Exempt High             5,211       5,715      1,998     5,132     5,038      5,038    12,467       5,132       4,789
Income -- total
Amount deferred                 0           0          0     2,090         0          0     3,713       5,132           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market -- total               226         208        114       222       211        211       556         222         208
Amount deferred                 0           0          0        89         0          0       167         222           0
-------------------------------------------------------------------------------------------------------------------------



* Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       37.17%                --
                                       Schwab) a brokerage firm in San           Class R4      69.59%
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4      30.41%                --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A       40.95%                --
                                                                                 Class R4      81.85%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      18.15%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 166





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A       40.97%                --
                                                                                 Class R4      52.46%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      47.54%                --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4      92.45%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       7.55%                --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A        8.26%                --
Conservative                                                                     Class R4      58.40%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      41.60%                --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder  Moderate            Charles Schwab                            Class R4      90.06%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.94%
                                                                                                                     --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      84.04%                --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4      14.66%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      64.07%                --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      35.93%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      93.54%                --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       6.46%                --
--------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Charles Schwab                            Class D      100.00%                --
                                                                                 Class E       18.11%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       81.89%            63.64%
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        7.91%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. (GWFS Equities),       Class R4       7.21%                --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      88.29%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           Charles Schwab                            Class A        8.14%                --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C        5.00%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R2     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      96.77%                --
                                                                                 Class R4      98.43%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth              Charles Schwab                            Class A        9.73%                --
                                                                                 Class R4      98.42%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R2     100.00%            30.92%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.83%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       21.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.92%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.96%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 167





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             Charles Schwab                            Class A       14.27%                --
                                                                                 Class R4      98.39%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       John E. Bridgman, Minneapolis, MN         Class C        6.51%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C        7.76%                --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                    Charles Schwab                            Class A        9.73%                --
                                                                                 Class R4      97.75%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               Charles Schwab                            Class A       52.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Donald W. and Donna M. Hardeman, Miami,   Class B        4.51%                --
                                       FL
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey and Karen E. Leopardi, Boca       Class C        6.00%                --
                                       Raton, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

130/30 U.S. Equity                     Charles Schwab                            Class A       61.36%                --
                                      ------------------------------------------------------------------------------------------
                                       Donald W. and Ann F. Orminski, Yakima,    Class B        5.21%                --
                                       WA
                                      ------------------------------------------------------------------------------------------
                                       Beverly Smith, Leesburg, VA               Class C        7.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer A Cobe, Natick, MA               Class C        6.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Pedro L. and Lynn A. Lugo, Loomis, CA     Class C        6.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Kathleen McCarthy Kirby, Andover, MA      Class C        5.95%                --
                                      ------------------------------------------------------------------------------------------
                                       Timothy J. and Patricia A. Turbak, St.    Class C        5.66%                --
                                       Charles, IL
                                      ------------------------------------------------------------------------------------------
                                       Michael Selig, Arlington, VA              Class C        5.10%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%            43.30%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.40%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.55%                --
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A       12.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A       12.19%                --
                                       Atlanta, GA
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A        7.58%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.20%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 168




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.37%                --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.43%                --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.37%                --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A       17.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Stephen T. and Teresa T. Bockian,         Class A        5.27%                --
                                       Orlando, FL
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.51%                --
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A       11.08%                --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A        7.93%                --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       William Crossen, Tuckahoe, NY             Class A        6.53%                --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       97.06%                --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       97.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. And Rebecca H. Marken,         Class A        5.96%                --
                                       Lexington, MA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 169





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2      52.98%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%                --
                                       Inc. (American Enterprise Investment
                                       Services)  Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.51%                --
                                                                                 Class R4      79.90%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.                        Class R4      20.05%                --
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R2      47.02%                --
                                       Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       11.04%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       42.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       42.52%                --
--------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth             RiverSource Investments                   Class R2       5.96%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4      12.33%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      82.97%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R2      94.04%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith, Inc. (MLP Fenner &    Class C       11.01%                --
                                       Smith), Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.86%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.83%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.77%                --
--------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value             Charles Schwab                            Class A       14.29%                --
                                                                                 Class R4      98.39%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.87%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.69%                --
--------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                  RiverSource Investments                   Class R4      14.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.07%                --
                                                                                 Class R4      85.44%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.84%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.76%                --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity              RiverSource Investments                   Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.52%                --
                                                                                 Class R4       8.69%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.97%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 170





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               Charles Schwab                            Class A       14.80%                --
                                                                                 Class R4      93.84%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       32.04%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.79%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R3      56.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.11%                --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      43.58%
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, Kansas City, MO      Class R5      99.96%                --
--------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.                    Charles Schwab                            Class A       11.76%                --
                                      ------------------------------------------------------------------------------------------
Government                             GWFS Equities                             Class R4      17.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       29.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       15.82%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate aggressive     Class I       22.71%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       32.29%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      81.54%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%                --
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage               Charles Schwab                            Class A       18.44%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       38.42%          56.31%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       12.55%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       49.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank, Minneapolis, MN         Class R4      99.88%                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.09%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       13.95%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       14.25%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       34.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I        8.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       11.66%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        7.46%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 171





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                            RiverSource Investments                   Class R4      10.36%            53.84%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.17%                --
                                                                                 Class R4      89.64%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        7.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       13.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.18%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.58%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.69%                --
--------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        Charles Schwab                            Class A        5.96%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R5     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       33.15%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       27.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       12.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       11.40%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Russell P. and Janice K. Costanza,        Class C        6.42%                --
                                       Sodus, MI
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       94.86%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class Y        5.14%                --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                     RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        7.06%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       10.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       16.15%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       10.23%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.44%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 172





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  RiverSource Investments                   Class A       45.76%             57.55%(a)
Mid Cap Equity                                                                   Class R4      83.04%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       11.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       13.93%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       19.04%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       12.18%                --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I        6.06%                --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I        5.69%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.42%                --
                                                                                 Class R4      16.96%
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, Fl           Class C        8.49%                --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll, Punta  Class C       11.48%                --
                                       Gorda, Fl
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C        5.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner, Fair Oaks,  Class C        5.06%                --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Antim G. and Sonal A Shah, Springfield,   Class C        5.01%                --
                                       VA
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value            RiverSource Investments                   Class A       67.37%             86.60%
                                                                                 Class C        9.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B        8.77%                --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       John A. and Dawn M. Gettman, Beaumont,    Class B        7.50%                --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Neil Van Slyke, Rochester, NY             Class B        5.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake VLG, CA    Class C       28.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell, Huntersville,   Class C       19.41%                --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       12.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C       11.18%                --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        6.06%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       34.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       26.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       38.34%                --
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                          RiverSource Investments                   Class W      100.00%             37.41%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I       11.75%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       29.59%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       47.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       46.63%                --
                                                                                 Class R4      95.13%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.46%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 173





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Growth                                 RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.40%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      42.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      51.99%                --
--------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                   Charles Schwab                            Class A       14.09%                --
                                                                                 Class R4      93.46%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       14.67%             25.94%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       41.16%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.94%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.21%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4       6.54%                --
--------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities         RiverSource Life Insurance Company        Class R4      26.67%             42.88%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       11.24%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.68%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       26.84%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.28%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       35.37%                --
                                                                                 Class R4      26.55%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.02%                --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS, Denver, Co      Class R4      41.76%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%                --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                       RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.58%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.41%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.61%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.85%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 174





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                        RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R4      39.10%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.18%                --
                                                                                 Class R4      60.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.76%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.69%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricia J. King Graham, Lakeview, AR     Class C        5.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia 529 Plan, Boston, MA             Class A        5.07%                --
--------------------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                  RiverSource Investments                   Class R4     100.00%             60.07%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       56.50%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       43.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.86%                --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar, Hacienda   Class C       17.03%                --
                                       Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C        7.78%                --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C        8.16%                --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C        6.50%                --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Bernard C. and Denise M. Asbell,          Class C        5.70%                --
                                       Riverside, CA
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B       10.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class C        7.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Robert P. and Diane E. Minger, Huntley,   Class C        6.03%                --
                                       IL
                                      ------------------------------------------------------------------------------------------
                                       Yu Chuan Chen, Tyan Yue Hwu and Vanessa   Class C        5.88%                --
                                       Hwu, Walnut, CA
--------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                       RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.99%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I        7.35%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        8.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       38.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       28.74%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       10.16%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      93.57%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 175




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   None                                      None             N/A                --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A        7.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B        6.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        7.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C        5.34%                --
                                      ------------------------------------------------------------------------------------------
                                       Arthur and Sandra Ezersky, Woodbury, NY   Class C        5.29%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               Wachovia Bank                             Class R4      99.81%                --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth           Charles Schwab                            Class A       36.15%                --
                                      ------------------------------------------------------------------------------------------
                                       Joyce S. Tsuji and Laurence Lance,        Class B        8.39%                --
                                       Renton, WA
                                      ------------------------------------------------------------------------------------------
                                       Fred A. and Christine F. Fox, Clarkston,  Class B        6.71%                --
                                       MI
                                      ------------------------------------------------------------------------------------------
                                       Neocles G. and Karen S. Athanasiades,     Class B        5.47%                --
                                       East Setauket, NY
                                      ------------------------------------------------------------------------------------------
                                       Michael L. and Melissa M. Gunderson,      Class C       28.22%                --
                                       Marschall, MN
                                      ------------------------------------------------------------------------------------------
                                       Robert M. and Patricia A. Smith,          Class C       19.30%                --
                                       Camarillo, CA
                                      ------------------------------------------------------------------------------------------
                                       Paul L. and Denise B. Powell, North       Class C       13.14%                --
                                       Hampton, NH
                                      ------------------------------------------------------------------------------------------
                                       Marilyn S. and Thomas S. Araki, Wailuku,  Class C        7.17%                --
                                       HI
                                      ------------------------------------------------------------------------------------------
                                       Robert L. Veeneman, Sarasota, FL          Class C        5.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.35%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       19.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.39%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.10%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       21.89%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class C       27.04%            95.01%(a)
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income              Charles Schwab                            Class A       26.75%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.61%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.66%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.15%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.18%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      89.67%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R2       7.71%                --
                                                                                 Class R3      97.47%
                                                                                 Class R5      16.22%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      47.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      31.13%                --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       5.28%                --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5      84.09%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 176




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A       39.47%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Glen Allen, VA     Class C        7.09%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.51%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.20%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      98.90%                --
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank                      Class R3      37.46%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities, Hartford, CT         Class R3      29.81%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      27.61%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      39.95%                --
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      31.22%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity            Class R4      13.53%                --
                                      ------------------------------------------------------------------------------------------
                                       National Financial Services Corp., New    Class R4       6.03%                --
                                       York, NY
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank, Denver, CO           Class R5      90.25%                --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5       9.41%                --
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A       14.68%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      78.72%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      21.28%                --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            RiverSource Investments                   Class A       39.42%            36.02%(a)
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       22.87%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency               RiverSource Investments                   Class B      100.00%            77.27%(a)
Income                                                                           Class R4      17.62%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       61.36%                --
                                                                                 Class R4      82.38%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       11.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       21.09%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        9.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       16.10%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       19.12%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.82%                --
                                      ------------------------------------------------------------------------------------------
                                       H&R Block Financial Advisors, Inc.,       Class C        8.16%                --
                                       Detroit, MI
                                      ------------------------------------------------------------------------------------------
                                       Mark and Elizabeth Fiorini, San Hose, CA  Class C        6.92%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 177





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       21.88%                --
                                                                                 Class R4      80.72%
                                      ------------------------------------------------------------------------------------------
                                       Linda A. O'Donnel, West Chester, OH       Class C        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Chester and Jewel Carter, Sacramento, CA  Class C        5.48%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      19.28%            28.45%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       16.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       19.16%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        7.16%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I        6.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       10.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        7.52%                --
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                  American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      55.69%            76.82%(a)
                                                                                 Class C        5.81%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.52%                --
                                                                                 Class R4      44.31%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       35.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       46.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       16.50%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Rochester, NY      Class C       33.66%                --
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey L. and Cherl K. George, Canton,   Class C        6.75%                --
                                       OH
                                      ------------------------------------------------------------------------------------------
                                       Barbara J. and Paul E. Johnson, West      Class C        5.60%                --
                                       Valley, UT
                                      ------------------------------------------------------------------------------------------
                                       Steven C. and Beverly Glover, draper, UT  Class C        5.56%                --
--------------------------------------------------------------------------------------------------------------------------------

Global Bond                            American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.15%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        6.22%            32.51%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.76%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       14.46%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       26.70%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       32.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        9.44%                --
                                       Fund
--------------------------------------------------------------------------------------------------------------------------------

Global Technology                      RiverSource Investments                   Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       17.06%                --
                                                                                 Class R4      99.68%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Sept. 29, 2008                    Page 178




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select          Charles Schwab                            Class A       16.57%                --
Growth                                                                           Class R4      13.95%
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4      80.44%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.45%            35.19%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.34%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.59%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.21%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.03%                --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select Value    Charles Schwab                            Class A       22.71%                --
                                                                                 Class R4      98.85%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.46%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.59%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.22%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.01%                --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap       RiverSource Investments                   Class R4      12.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       20.56%                --
                                                                                 Class R4      87.89%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.45%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.45%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.20%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       21.98%                --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Charles Schwab                            Class A       15.34%                --
                                                                                 Class R4      77.63%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.97%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.28%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.35%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      22.37%                --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity           RiverSource Investments                   Class I      100.00%                --
                                                                                 Class R4       9.13%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       14.22%                --
                                                                                 Class R4      90.87%
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             RiverSource Investments                   Class R2     100.00%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       14.66%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      10.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      85.99%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2008                    Page 179




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             RiverSource Investments                   Class R2     100.00%                --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.21%                --
                                                                                 Class R4      52.52%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      47.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       19.46%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.32%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.59%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.21%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       22.02%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                Charles Schwab                            Class A        8.27%                --
                                      ------------------------------------------------------------------------------------------
                                       John T. and Robin L. Lawrence, Beverly,   Class B        5.63%                --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       Jesse M. Annoye, Germantown, WI           Class C        6.71%                --
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I       19.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.65%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.28%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       21.93%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      69.55%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      25.26%                --
--------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                        J. Haley Stephens, Calhoun, GA            Class C        8.84%                --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      --                --                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A        6.32%                --
                                       Ronald J. Garner, Wyckoff, NJ
--------------------------------------------------------------------------------------------------------------------------------



(a) Combination of all share classes of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.



Statement of Additional Information - Sept. 29, 2008                    Page 180




INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal years ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.



Statement of Additional Information - Sept. 29, 2008                    Page 181






                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - Sept. 29, 2008                         A-1




Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - Sept. 29, 2008                         A-2




AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - Sept. 29, 2008                         A-3




Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - Sept. 29, 2008                         A-4




short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - Sept. 29, 2008                         A-5






                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - Sept. 29, 2008                         B-1






                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                S-6500 AN (9/08)




Statement of Additional Information - Sept. 29, 2008                         C-1

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
General Dynamics                                        150,467           $13,412,629
United Technologies                                     170,133            10,885,109
                                                                      ---------------
Total                                                                      24,297,738
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                   104,757             5,049,287
United Parcel Service Cl B                               29,657             1,870,764
                                                                      ---------------
Total                                                                       6,920,051
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Johnson Controls                                        666,450            20,100,132
-------------------------------------------------------------------------------------

AUTOMOBILES (0.6%)
Ford Motor                                            1,207,269(b)          5,794,891
General Motors                                          561,121(d)          6,211,609
Harley-Davidson                                         144,208             5,456,831
                                                                      ---------------
Total                                                                      17,463,331
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Coca-Cola                                               523,483            26,959,375
Coca-Cola Enterprises                                   139,108             2,355,098
Pepsi Bottling Group                                     80,083             2,230,312
PepsiCo                                                 690,410            45,953,689
                                                                      ---------------
Total                                                                      77,498,474
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Biogen Idec                                             170,084(b)         11,865,060
Gilead Sciences                                         566,217(b)         30,564,394
                                                                      ---------------
Total                                                                      42,429,454
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                   390,239             6,435,041
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
Charles Schwab                                          175,448             4,016,005
E*TRADE Financial                                       256,004(b)            773,132
Goldman Sachs Group                                      25,923             4,770,869
Lehman Brothers Holdings                                433,434             7,515,746
Merrill Lynch & Co                                      719,901            19,185,362
Morgan Stanley                                          998,145            39,406,764
State Street                                            238,016            17,051,466
T Rowe Price Group                                       28,175             1,686,274
                                                                      ---------------
Total                                                                      94,405,618
-------------------------------------------------------------------------------------

CHEMICALS (4.6%)
Air Products & Chemicals                                 55,173             5,253,021
Ashland                                                   8,000               334,160
Dow Chemical                                            471,165            15,694,506
Ecolab                                                   67,323             3,009,338
Monsanto                                                650,758            77,511,786
PPG Inds                                                 66,308             4,020,917
Praxair                                                 254,218            23,827,853
Sigma-Aldrich                                            99,276             6,030,024
                                                                      ---------------
Total                                                                     135,681,605
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
BB&T                                                    447,110(d)         12,528,022
Comerica                                                171,854             4,935,647
Fifth Third Bancorp                                     368,605             5,149,412
First Horizon Natl                                      264,891(d)          2,489,975
Huntington Bancshares                                   363,386             2,550,970
KeyCorp                                                 218,200             2,302,010
Marshall & Ilsley                                        55,025               836,380
Natl City                                               934,379(d)          4,419,613
SunTrust Banks                                           64,075             2,630,920
Synovus Financial                                       135,983(d)          1,293,198
US Bancorp                                              128,076             3,920,406
Wachovia                                                285,836             4,936,388
                                                                      ---------------
Total                                                                      47,992,941
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                           38,795            $1,707,368
RR Donnelley & Sons                                      79,664             2,127,029
                                                                      ---------------
Total                                                                       3,834,397
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Juniper Networks                                        104,860(b)          2,729,506
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Apple                                                   513,868(b)         81,679,319
IBM                                                      34,285             4,387,794
Lexmark Intl Cl A                                       180,264(b)          6,323,661
QLogic                                                  139,178(b)          2,622,114
                                                                      ---------------
Total                                                                      95,012,888
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    35,437             2,882,800
Jacobs Engineering Group                                 46,748(b)          3,615,490
                                                                      ---------------
Total                                                                       6,498,290
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
SLM                                                     101,227(b)          1,734,019
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                           157,293             6,309,022
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
H&R Block                                               128,936             3,137,013
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                         819,279            26,954,279
CIT Group                                               293,875             2,492,060
Citigroup                                             4,776,349            89,269,962
CME Group                                                10,890             3,921,816
JPMorgan Chase & Co                                   1,027,716            41,756,101
                                                                      ---------------
Total                                                                     164,394,218
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Embarq                                                   90,976             4,163,972
Verizon Communications                                  706,965            24,065,088
                                                                      ---------------
Total                                                                      28,229,060
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Duke Energy                                             113,096             1,988,228
FirstEnergy                                             187,110            13,761,940
                                                                      ---------------
Total                                                                      15,750,168
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                        124,001             6,038,849
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
BJ Services                                              67,770             1,992,438
Cameron Intl                                             68,834(b)          3,287,512
ENSCO Intl                                               20,563             1,421,726
Nabors Inds                                             113,617(b,c)        4,142,476
Natl Oilwell Varco                                       82,932(b)          6,520,943
Smith Intl                                                  877                65,231
Transocean                                              113,792(b)         15,479,125
Weatherford Intl                                        396,020(b)         14,941,835
                                                                      ---------------
Total                                                                      47,851,286
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.7%)
Costco Wholesale                                        183,079            11,475,392
Safeway                                                 318,606             8,513,152
SUPERVALU                                                79,252             2,030,436
Walgreen                                                155,755             5,348,627
Wal-Mart Stores                                       1,428,204            83,721,318
                                                                      ---------------
Total                                                                     111,088,925
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Archer-Daniels-Midland                                  133,678             3,827,201
Dean Foods                                               27,032(b)            575,782
HJ Heinz                                                 77,259             3,892,308
Sara Lee                                                476,830             6,513,498
                                                                      ---------------
Total                                                                      14,808,789
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co                                    52,477             4,455,822
CR Bard                                                  61,637             5,722,379
Varian Medical Systems                                   97,154(b)          5,829,240
                                                                      ---------------
Total                                                                      16,007,441
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna                                                   110,399             4,527,463
Cardinal Health                                         193,112            10,375,908
CIGNA                                                   511,572            18,938,395
Express Scripts                                         312,689(b)         22,057,082
Health Management Associates Cl A                        67,300(b)            413,895
Humana                                                  103,989(b)          4,566,157
Laboratory Corp of America Holdings                       9,029(b)            610,180
Medco Health Solutions                                  554,391(b)         27,486,706


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Quest Diagnostics                                        37,962            $2,018,060
Tenet Healthcare                                        456,110(b)          2,640,877
                                                                      ---------------
Total                                                                      93,634,723
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
Intl Game Technology                                    192,159             4,171,772
McDonald's                                              493,202            29,488,548
Wendy's Intl                                             50,234             1,152,870
Wyndham Worldwide                                        46,479               833,833
                                                                      ---------------
Total                                                                      35,647,023
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Black & Decker                                           29,679             1,781,334
Centex                                                  168,771             2,477,558
DR Horton                                               693,693             7,713,867
KB Home                                                  68,347             1,202,224
Lennar Cl A                                             165,396             2,001,292
Pulte Homes                                             202,526             2,472,842
Snap-On                                                  23,267             1,309,699
Stanley Works                                            13,005               578,462
                                                                      ---------------
Total                                                                      19,537,278
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.5%)
Colgate-Palmolive                                       392,107            29,121,787
Kimberly-Clark                                          257,974            14,918,636
Procter & Gamble                                        898,023            58,802,546
                                                                      ---------------
Total                                                                     102,842,969
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                      664,986            46,808,365
Textron                                                 180,304             7,837,815
Tyco Intl                                               422,577(c)         18,830,031
                                                                      ---------------
Total                                                                      73,476,211
-------------------------------------------------------------------------------------

INSURANCE (7.9%)
ACE                                                     378,651(c)         19,197,606
AFLAC                                                   447,992            24,912,835
Allstate                                                913,087            42,202,881
Ambac Financial Group                                   288,197               726,256
American Intl Group                                     803,418            20,929,039
Assurant                                                 27,878             1,676,025
Chubb                                                   428,603            20,590,088
Cincinnati Financial                                     28,900               804,576
Genworth Financial Cl A                                 656,721            10,487,834
Lincoln Natl                                             18,186               867,472
Marsh & McLennan Companies                              236,739             6,687,877
MBIA                                                    209,475(d)          1,242,187
Progressive                                           1,404,343            28,437,946
Prudential Financial                                     81,341             5,610,089
Safeco                                                   97,345             6,440,345
Torchmark                                                89,376             5,188,277
Travelers Companies                                     639,459            28,212,931
Unum Group                                              358,253             8,655,392
XL Capital Cl A                                          94,342(c)          1,687,778
                                                                      ---------------
Total                                                                     234,557,434
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                               61,740(b)          4,713,232
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Google Cl A                                              46,428(b)         21,995,265
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
Affiliated Computer Services Cl A                        18,684(b)            900,569
Automatic Data Processing                                78,311             3,344,663
MasterCard Cl A                                          86,337            21,079,178
Paychex                                                  98,702             3,249,270
Total System Services                                    65,805             1,288,462
Western Union                                           593,498            16,404,285
                                                                      ---------------
Total                                                                      46,266,427
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                               100,213             1,292,748
Eastman Kodak                                           232,404             3,402,395
Mattel                                                  530,174            10,629,988
                                                                      ---------------
Total                                                                      15,325,131
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applied Biosystems                                       96,483(g)          3,563,117
Waters                                                   59,289(b)          4,028,095
                                                                      ---------------
Total                                                                       7,591,212
-------------------------------------------------------------------------------------

MACHINERY (1.4%)
Deere & Co                                              337,116            23,652,058
Illinois Tool Works                                      99,790             4,675,162
Ingersoll-Rand Cl A                                     296,130(c)         10,660,680
Manitowoc                                                41,277             1,088,062
Parker Hannifin                                          19,313             1,191,226
                                                                      ---------------
Total                                                                      41,267,188
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEDIA (0.8%)
CBS Cl B                                                836,744           $13,689,132
Gannett                                                 498,635             9,035,266
Meredith                                                 14,134               361,265
New York Times Cl A                                     109,515(d)          1,378,794
                                                                      ---------------
Total                                                                      24,464,457
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Freeport-McMoRan Copper & Gold                           37,306             3,609,356
Newmont Mining                                          264,476            12,684,269
Nucor                                                   251,492            14,390,372
                                                                      ---------------
Total                                                                      30,683,997
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Family Dollar Stores                                    102,849             2,396,382
Kohl's                                                   85,519(b)          3,584,101
                                                                      ---------------
Total                                                                       5,980,483
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
NiSource                                                121,389             2,073,324
TECO Energy                                              83,991             1,558,033
Xcel Energy                                              89,446             1,794,287
                                                                      ---------------
Total                                                                       5,425,644
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.0%)
Anadarko Petroleum                                      273,837            15,857,901
Apache                                                   49,069             5,504,070
Chevron                                               1,592,569           134,667,634
ConocoPhillips                                          213,132            17,395,834
CONSOL Energy                                           146,591            10,904,904
Devon Energy                                             48,553             4,607,194
EOG Resources                                           152,412            15,321,978
Exxon Mobil                                             962,007            77,374,223
Hess                                                     54,510             5,527,314
Marathon Oil                                            363,777            17,996,048
Massey Energy                                            64,559             4,793,506
Murphy Oil                                              110,749             8,830,018
Occidental Petroleum                                  1,003,658            79,118,360
Peabody Energy                                          262,364            17,748,925
Sunoco                                                   29,899             1,214,198
Tesoro                                                   98,048             1,513,861
                                                                      ---------------
Total                                                                     418,375,968
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                              46,161             2,035,700
-------------------------------------------------------------------------------------

PHARMACEUTICALS (11.6%)
Allergan                                                 56,596             2,939,030
Barr Pharmaceuticals                                      9,508(b)            627,338
Eli Lilly & Co                                          295,088            13,901,596
Forest Laboratories                                     149,667(b)          5,314,675
Johnson & Johnson                                     2,120,920           145,219,392
King Pharmaceuticals                                    400,546(b)          4,610,284
Merck & Co                                              772,283            25,408,111
Mylan                                                   138,890(b)          1,801,403
Pfizer                                                7,750,509           144,702,003
                                                                      ---------------
Total                                                                     344,523,832
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
HCP                                                     198,201             7,149,110
Public Storage                                           99,036             8,110,058
                                                                      ---------------
Total                                                                      15,259,168
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Burlington Northern Santa Fe                            118,327            12,321,391
CSX                                                     248,524            16,795,252
Norfolk Southern                                         72,837             5,238,437
Ryder System                                             35,293             2,327,926
Union Pacific                                           208,552            17,193,027
                                                                      ---------------
Total                                                                      53,876,033
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Intel                                                 3,083,693            68,427,147
MEMC Electronic Materials                                44,937(b)          2,076,539
NVIDIA                                                   95,822(b)          1,096,204
Xilinx                                                   54,132             1,344,098
                                                                      ---------------
Total                                                                      72,943,988
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
BMC Software                                            153,194(b)          5,038,551
Electronic Arts                                          70,423(b)          3,040,865
Microsoft                                             1,151,519            29,617,069
Oracle                                                1,507,562(b)         32,457,809
                                                                      ---------------
Total                                                                      70,154,294
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Abercrombie & Fitch Cl A                                 47,279             2,610,746
AutoNation                                              173,695(b)          1,792,532
AutoZone                                                 41,363(b)          5,389,185
Bed Bath & Beyond                                       172,209(b)          4,792,576
Best Buy                                                144,404             5,735,727


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
GameStop Cl A                                            92,505(b)         $3,747,378
Gap                                                     368,056             5,933,063
Home Depot                                            2,249,714            53,610,686
Lowe's Companies                                      1,222,095            24,832,970
Office Depot                                            149,209(b)          1,014,621
RadioShack                                              168,700             2,813,916
Sherwin-Williams                                         53,160             2,830,770
Staples                                                  28,256               635,760
TJX Companies                                            93,120             3,139,075
                                                                      ---------------
Total                                                                     118,879,005
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                                   206,729(b)          5,273,657
Jones Apparel Group                                     116,009             1,941,991
Liz Claiborne                                           229,550             3,000,219
Nike Cl B                                               250,207            14,682,146
VF                                                       80,201             5,740,787
                                                                      ---------------
Total                                                                      30,638,800
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
Fannie Mae                                            1,336,093            15,365,070
Freddie Mac                                             794,150             6,488,206
Hudson City Bancorp                                     416,370             7,602,916
MGIC Investment                                         217,148(d)          1,389,747
Sovereign Bancorp                                       259,714             2,472,477
Washington Mutual                                     1,140,168(d)          6,077,095
                                                                      ---------------
Total                                                                      39,395,511
-------------------------------------------------------------------------------------

TOBACCO (1.0%)
Altria Group                                            377,005             7,672,052
Philip Morris Intl                                      377,005            19,472,308
UST                                                      30,691             1,614,654
                                                                      ---------------
Total                                                                      28,759,014
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                              42,704             3,822,435
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,449,006,497)                                                 $2,958,720,678
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              29,160,041(f)        $29,160,041
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $29,160,041)                                                       $29,160,041
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,478,166,538)(h)                                              $2,987,880,719
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 1.8% of net assets.

(d) At July 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. See Note 5 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  21

(h) At July 31, 2008, the cost of securities for federal income tax purposes was $3,482,874,307 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                         $182,589,649
Unrealized depreciation                         (677,583,237)
------------------------------------------------------------
Net unrealized depreciation                    $(494,993,588)
------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $3,449,006,497)       $2,958,720,678
  Affiliated money market fund (identified cost $29,160,041)       29,160,041
-----------------------------------------------------------------------------
Total investments in securities (identified cost
  $3,478,166,538)                                               2,987,880,719
Capital shares receivable                                           7,901,741
Dividends receivable                                                3,662,482
Receivable for investment securities sold                          18,579,000
-----------------------------------------------------------------------------
Total assets                                                    3,018,023,942
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              4,942,098
Payable for investment securities purchased                         5,434,457
Payable upon return of securities loaned                           28,947,000
Accrued investment management services fees                            47,412
Accrued distribution fees                                              17,809
Accrued transfer agency fees                                            8,141
Accrued administrative services fees                                    4,325
Accrued plan administration services fees                                 874
Other accrued expenses                                                245,899
-----------------------------------------------------------------------------
Total liabilities                                                  39,648,015
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $2,978,375,927

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  23

JULY 31, 2008


REPRESENTED BY
Capital stock -- $.01 par value                                $    5,066,590
Additional paid-in capital                                      3,372,897,811
Undistributed net investment income                                26,278,639
Accumulated net realized gain (loss)                               64,376,402
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                     (490,243,515)
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                $2,978,375,927
-----------------------------------------------------------------------------
*Including securities on loan, at value                        $   26,940,910
-----------------------------------------------------------------------------




NET ASSET VALUE PER SHARE
                                                                   NET ASSETS  SHARES OUTSTANDING  NET ASSET VALUE PER SHARE
Class A                                                        $1,067,408,739         181,520,585                      $5.88(1)
Class B                                                        $   35,383,368           6,102,723                      $5.80
Class C                                                        $    2,787,743             482,134                      $5.78
Class I                                                        $  391,424,906          66,059,325                      $5.93
Class R2                                                       $        3,886                 661                      $5.88
Class R3                                                       $        3,892                 661                      $5.89
Class R4                                                       $  126,215,819          21,367,300                      $5.91
Class R5                                                       $        3,897                 661                      $5.90
Class W                                                        $1,355,143,677         231,124,956                      $5.86
----------------------------------------------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $6.24. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008


INVESTMENT INCOME
Income:
Dividends                                                      $  73,023,497
Interest                                                              34,939
Income distributions from affiliated money market fund             2,535,607
Fee income from securities lending                                   371,237
----------------------------------------------------------------------------
Total income                                                      75,965,280
----------------------------------------------------------------------------
Expenses:
Investment management services fees                               17,556,244
Distribution fees
  Class A                                                          3,199,228
  Class B                                                            550,860
  Class C                                                             31,395
  Class R2                                                                22
  Class R3                                                                11
  Class W                                                          3,483,017
Transfer agency fees
  Class A                                                          1,263,544
  Class B                                                             61,169
  Class C                                                              3,295
  Class R2                                                                 3
  Class R3                                                                 3
  Class R4                                                            71,684
  Class R5                                                                 3
  Class W                                                          2,786,414
Administrative services fees                                       1,701,542
Plan administration services fees
  Class R2                                                                11
  Class R3                                                                11
  Class R4                                                           358,419
Compensation of board members                                         63,212
Custodian fees                                                       246,979
Printing and postage                                                 231,535
Registration fees                                                    174,925
Professional fees                                                     73,045
Other                                                                117,553
----------------------------------------------------------------------------
Total expenses                                                    31,974,124
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                  (101,556)
  Earnings and bank fee credits on cash balances                     (79,613)
----------------------------------------------------------------------------
Total net expenses                                                31,792,955
----------------------------------------------------------------------------
Investment income (loss) -- net                                   44,172,325

----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  25

YEAR ENDED JULY 31, 2008


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        $ 112,424,784
  Futures contracts                                               (8,587,777)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          103,837,007
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                            (641,572,651)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           (537,735,644)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(493,563,319)
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS


YEAR ENDED JULY 31,                                                 2008            2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $   44,172,325  $   26,328,359
Net realized gain (loss) on investments                           103,837,007     175,329,400
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                             (641,572,651)     99,972,248
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     (493,563,319)    301,630,007
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                       (11,230,396)    (11,770,748)
    Class B                                                                --        (119,376)
    Class C                                                            (4,379)         (7,167)
    Class I                                                        (5,698,153)     (4,503,510)
    Class R2                                                              (28)            (53)
    Class R3                                                              (40)            (53)
    Class R4                                                       (1,390,578)     (2,093,617)
    Class R5                                                              (54)            (54)
    Class W                                                       (14,867,518)         (4,357)
  Net realized gain
    Class A                                                       (68,772,061)    (98,698,411)
    Class B                                                        (3,058,960)     (5,457,193)
    Class C                                                          (169,022)       (199,900)
    Class I                                                       (24,176,366)    (28,282,528)
    Class R2                                                             (244)           (338)
    Class R3                                                             (244)           (338)
    Class R4                                                       (7,584,972)    (15,612,336)
    Class R5                                                             (244)           (338)
    Class W                                                       (74,056,615)        (27,397)
---------------------------------------------------------------------------------------------
Total distributions                                              (211,009,874)   (166,777,714)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  27

YEAR ENDED JULY 31,                                                 2008            2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                               $   49,740,163  $   88,546,740
  Class B shares                                                    5,505,096      11,644,836
  Class C shares                                                      976,461         962,793
  Class I shares                                                  120,762,575     268,920,269
  Class R2 shares                                                          --           5,000
  Class R3 shares                                                          --           5,000
  Class R4 shares                                                  25,111,692      96,913,115
  Class R5 shares                                                          --           5,000
  Class W shares                                                1,465,443,768     847,280,579
Reinvestment of distributions at net asset value
  Class A shares                                                   74,058,485     101,787,281
  Class B shares                                                    3,022,150       5,504,829
  Class C shares                                                      167,943         204,516
  Class I shares                                                   29,873,023      32,784,089
  Class R4 shares                                                   8,975,550      17,705,953
  Class W shares                                                   88,923,836          31,356
Payments for redemptions
  Class A shares                                                 (215,746,354)   (248,119,981)
  Class B shares                                                  (24,117,349)    (34,806,536)
  Class C shares                                                   (1,059,851)       (749,148)
  Class I shares                                                 (108,422,258)   (138,117,054)
  Class R4 shares                                                 (37,030,416)   (203,796,200)
  Class W shares                                                 (622,614,805)    (82,651,517)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    863,569,709     764,060,920
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           158,996,516     898,913,213
Net assets at beginning of year                                 2,819,379,411   1,920,466,198
---------------------------------------------------------------------------------------------
Net assets at end of year                                      $2,978,375,927  $2,819,379,411
---------------------------------------------------------------------------------------------
Undistributed net investment income                            $   26,278,639  $   15,309,316
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At July 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  29

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of

--------------------------------------------------------------------------------
30 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At July 31, 2008, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At July 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  31

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At July 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $11,856 and accumulated net realized gain has been increased by $11,856.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                          2008        2007*
-----------------------------------------------------------------
CLASS A
Distributions paid from:
    Ordinary income....................  $29,513,520  $55,821,524
    Long-term capital gain.............   50,488,937   54,647,635
CLASS B
Distributions paid from:
    Ordinary income....................      813,265    2,555,014
    Long-term capital gain.............    2,245,695    3,021,555
CLASS C
Distributions paid from:
    Ordinary income....................       49,313       96,386
    Long-term capital gain.............      124,088      110,681
CLASS I
Distributions paid from:
    Ordinary income....................   12,125,448   17,126,482
    Long-term capital gain.............   17,749,071   15,659,556
CLASS R2
Distributions paid from:
    Ordinary income....................           93          204
    Long-term capital gain.............          179          187
CLASS R3
Distributions paid from:
    Ordinary income....................          105          204
    Long-term capital gain.............          179          187
CLASS R4
Distributions paid from:
    Ordinary income....................    3,407,046    9,061,667
    Long-term capital gain.............    5,568,504    8,644,286
CLASS R5
Distributions paid from:
    Ordinary income....................          119          205
    Long-term capital gain.............          179          187
CLASS W
Distributions paid from:
    Ordinary income....................   34,555,495       16,585
    Long-term capital gain.............   54,368,638       15,169


* Class R2, Class R3 and Class R5 are for the period from Dec. 11, 2006 (inception Date) to July 31, 2007. Class W is for the period from Dec. 1, 2006 (inception date) to July 31, 2007.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  33

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $  26,316,607
Undistributed accumulated long-term gain.......  $  69,084,171
Unrealized appreciation (depreciation).........  $(494,989,252)


RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $1,361,345 for the year ended July 31, 2008. The management fee for the year ended July 31, 2008 was 0.53% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended July 31, 2008 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended July 31, 2008, other expenses paid to this company were $12,086.

COMPENSATION OF BOARD MEMBERS
Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  35

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $923,000 and $23,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGE
Sales charges received by the Distributor for distributing Fund shares were $384,412 for Class A, $28,089 for Class B and $320 for Class C for the year ended July 31, 2008.


--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class R2............................................  1.16%
Class R3............................................  0.90
Class R4............................................  0.84


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4..........................................  $99,480


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2..........................................  $   11
Class R3..........................................      11
Class R4..........................................   2,054


Under an agreement which was effective until July 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.09%
Class B.............................................  1.85
Class C.............................................  1.85
Class I.............................................  0.78
Class R2............................................  1.58
Class R3............................................  1.33
Class R4............................................  0.88
Class R5............................................  0.83
Class W.............................................  1.23


Effective August 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any

--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT 37 performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.05%
Class B.............................................  1.81
Class C.............................................  1.81
Class I.............................................  0.72
Class R2............................................  1.52
Class R3............................................  1.27
Class R4............................................  0.88
Class R5............................................  0.77
Class W.............................................  1.17


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $79,613 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,581,232,117 and $1,875,992,176, respectively, for the year ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:


                                          YEAR ENDED JULY 31, 2008
                                       ISSUED FOR
                                       REINVESTED                        NET
                            SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------
Class A                   7,609,621    10,923,080   (32,329,627)     (13,796,926)
Class B                     826,089       449,725    (3,897,874)      (2,622,060)
Class C                     150,658        25,066      (161,175)          14,549
Class I                  17,804,029     4,380,209   (16,813,974)       5,370,264
Class R4                  3,752,567     1,317,996    (5,442,436)        (371,873)
Class W                 213,069,694    13,134,983   (98,243,751)     127,960,926
------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

                                          YEAR ENDED JULY 31, 2007
                                       ISSUED FOR
                                       REINVESTED                        NET
                            SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------
Class A                  12,174,430    14,582,705   (34,507,399)      (7,750,264)
Class B                   1,639,136       796,647    (4,750,576)      (2,314,793)
Class C                     135,752        29,640      (105,911)          59,481
Class I                  37,783,228     4,670,098   (18,989,372)      23,463,954
Class R2(a)                     661            --            --              661
Class R3(a)                     661            --            --              661
Class R4                 13,970,887     2,529,422   (27,927,795)     (11,427,486)
Class R5(a)                     661            --            --              661
Class W(b)              114,252,036         4,492   (11,092,498)     103,164,030
------------------------------------------------------------------------------------


(a) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2008, securities valued at $26,940,910 were on loan to brokers. For collateral, the Fund received $28,947,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $371,237 for the year ended July 31, 2008. Expenses paid to the Investment Manager as securities lending agent were $9,660 for the year ended July 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  39

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $1,215,814,562 and $1,194,979,908, respectively, for the year ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery.

--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  41

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $7.22       $6.74       $6.70       $5.95       $5.44
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09(b)      .08(b)      .06         .04         .02
Net gains (losses) (both realized and
 unrealized)                                        (1.00)        .97         .35         .90         .63
---------------------------------------------------------------------------------------------------------
Total from investment operations                     (.91)       1.05         .41         .94         .65
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)       (.06)       (.06)       (.03)       (.02)
Distributions from realized gains                    (.37)       (.51)       (.31)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.43)       (.57)       (.37)       (.19)       (.14)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.88       $7.22       $6.74       $6.70       $5.95
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)            $1,067      $1,410      $1,368         $28         $13
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         .96%       1.05%       1.05%       1.35%       1.91%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     .96%       1.03%       1.02%       1.25%       1.13%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.35%       1.13%        .95%        .84%        .65%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%         62%        137%         64%         64%
---------------------------------------------------------------------------------------------------------
                                                   (13.4-
Total return(g)                                        0%)     15.92%       6.25%      15.95%      11.99%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $7.12       $6.65       $6.62       $5.90       $5.43
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(b)      .03(b)      .01         .02        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (.99)        .96         .34         .86         .61
---------------------------------------------------------------------------------------------------------
Total from investment operations                     (.95)        .99         .35         .88         .59
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --        (.01)       (.01)         --          --
Distributions from realized gains                    (.37)       (.51)       (.31)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.37)       (.52)       (.32)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.80       $7.12       $6.65       $6.62       $5.90
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $35         $62         $73          $9          $3
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        1.72%       1.82%       1.85%       2.13%       2.73%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                    1.72%       1.79%       1.82%       2.04%       1.95%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .59%        .37%        .20%        .06%       (.16%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%         62%        137%         64%         64%
---------------------------------------------------------------------------------------------------------
                                                   (14.0-
Total return(g)                                        7%)     15.18%       5.42%      15.03%      10.95%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  43

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $7.11       $6.65       $6.62       $5.90       $5.43
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(b)      .03(b)      .01         .01        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (.99)        .96         .35         .87         .61
---------------------------------------------------------------------------------------------------------
Total from investment operations                     (.95)        .99         .36         .88         .59
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.01)       (.02)       (.02)         --          --
Distributions from realized gains                    (.37)       (.51)       (.31)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)       (.53)       (.33)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.78       $7.11       $6.65       $6.62       $5.90
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $3          $3          $3         $--         $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        1.72%       1.81%       1.84%       2.13%       2.73%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                    1.72%       1.79%       1.81%       2.06%       1.95%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .59%        .36%        .20%        .02%       (.17%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%         62%        137%         64%         64%
---------------------------------------------------------------------------------------------------------
                                                   (14.1-
Total return(g)                                        1%)     15.14%       5.51%      15.03%      10.96%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005     2004(b)
Net asset value, beginning of period                 $7.27        $6.78        $6.73        $5.96        $5.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(c)       .11(c)       .08          .04          .02
Net gains (losses) (both realized and
 unrealized)                                          (.99)         .97          .36          .92         (.05)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.88)        1.08          .44          .96         (.03)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.08)        (.08)        (.03)          --
Distributions from realized gains                     (.37)        (.51)        (.31)        (.16)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.46)        (.59)        (.39)        (.19)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.93        $7.27        $6.78        $6.73        $5.96
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $391         $441         $252          $82           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .61%         .70%         .72%         .91%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .61%         .67%         .70%         .91%         .93%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.69%        1.47%        1.41%        1.19%        5.35%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%          62%         137%          64%          64%
--------------------------------------------------------------------------------------------------------------
Total return                                       (12.98%)      16.29%        6.73%       16.29%        (.50%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 15, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  45

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $7.21        $7.57
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.00)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.92)         .23
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.08)
Distributions from realized gains                     (.37)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.41)        (.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.88        $7.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.41%        1.49%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.16%        1.48%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.15%         .55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%          62%
--------------------------------------------------------------------------------------------------------------
Total return                                       (13.51%)       3.31%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $7.22        $7.57
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .04
Net gains (losses) (both realized and
 unrealized)                                          (.99)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.90)         .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.08)
Distributions from realized gains                     (.37)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.43)        (.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.89        $7.22
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.15%        1.24%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .90%        1.22%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)                      1.41%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%          62%
--------------------------------------------------------------------------------------------------------------
Total return                                       (13.26%)       3.46%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  47

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $7.25       $6.76       $6.71       $5.95       $5.45
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10(b)      .09(b)      .07         .05         .03
Net gains (losses) (both realized and
 unrealized)                                        (1.00)        .98         .36         .91         .61
---------------------------------------------------------------------------------------------------------
Total from investment operations                     (.90)       1.07         .43         .96         .64
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)       (.07)       (.07)       (.04)       (.02)
Distributions from realized gains                    (.37)       (.51)       (.31)       (.16)       (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                                  (.44)       (.58)       (.38)       (.20)       (.14)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.91       $7.25       $6.76       $6.71       $5.95
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $126        $158        $224         $--         $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         .91%        .95%        .87%       1.18%       1.76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     .84%        .87%        .84%       1.06%        .98%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.47%       1.29%       1.10%       1.03%        .78%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%         62%        137%         64%         64%
---------------------------------------------------------------------------------------------------------
                                                   (13.2-
Total return                                           6%)     16.15%       6.48%      16.25%      11.87%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $7.24        $7.57
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .11          .06
Net gains (losses) (both realized and
 unrealized)                                         (1.00)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.89)         .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.08)
Distributions from realized gains                     (.37)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.45)        (.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.90        $7.24
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .66%         .75%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .66%         .74%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.66%        1.28%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%          62%
--------------------------------------------------------------------------------------------------------------
Total return                                       (13.09%)       3.76%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  49

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $7.22        $7.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.00)         .32
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.92)         .35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.08)
Distributions from realized gains                     (.37)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.44)        (.59)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.86        $7.22
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $1,355         $745
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.06%        1.18%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.06%        1.13%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.22%         .59%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%          62%
--------------------------------------------------------------------------------------------------------------
Total return                                       (13.52%)       5.01%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE DISCIPLINED EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Disciplined Equity Fund (the Fund) (one of the portfolios constituting the RiverSource Large Cap Series, Inc.) as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                   RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT  51

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Disciplined Equity Fund of the RiverSource Large Cap Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 22, 2008


--------------------------------------------------------------------------------
52  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                1,009,089           $61,665,429
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
Northwest Airlines                                      523,670(b)          4,796,817
UAL                                                     256,858             2,134,490
                                                                      ---------------
Total                                                                       6,931,307
-------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Coca-Cola                                               640,617            32,991,775
Molson Coors Brewing Cl B                               130,344             7,034,666
PepsiCo                                                 187,892            12,506,092
                                                                      ---------------
Total                                                                      52,532,533
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.7%)
Amgen                                                   526,236(b)         32,958,161
Genentech                                               553,388(b)         52,710,207
Genzyme                                                 148,199(b)         11,359,453
ImClone Systems                                          96,773(b)          6,186,698
                                                                      ---------------
Total                                                                     103,214,519
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.1%)
KKR Private Equity Investors LP Unit                  4,197,361            55,406,164
Lehman Brothers Holdings                                347,240             6,021,142
Oaktree Capital Group LLC Cl A Unit                     246,000(d,h)        6,888,000
                                                                      ---------------
Total                                                                      68,315,306
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Wachovia                                                 41,820               722,231
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (7.0%)
Cisco Systems                                         1,111,240(b)         24,436,168
Motorola                                                342,377             2,958,137
Nokia                                                 1,177,400(c,j)       32,131,033
Nokia ADR                                             1,261,829(c)         34,473,168
Nortel Networks                                             549(b,c)            4,194
QUALCOMM                                                919,526            50,886,569
Starent Networks                                        565,584(b,e)        7,409,150
                                                                      ---------------
Total                                                                     152,298,419
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Apple                                                   115,848(b)         18,414,039
EMC                                                     583,727(b)          8,761,742
Hewlett-Packard                                         352,176            15,777,485
SanDisk                                                 156,076(b)          2,200,672
                                                                      ---------------
Total                                                                      45,153,938
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.7%)
Apollo Mgmt LP                                        1,690,500(d,h)       23,667,000
Interactive Brokers Group Cl A                          196,880(b)          5,524,453
KKR Financial Holdings LLC                              799,612             8,212,015
                                                                      ---------------
Total                                                                      37,403,468
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.5%)
AT&T                                                    412,927            12,722,281
Deutsche Telekom                                      2,485,460(c)         43,020,807
Embarq                                                  122,360             5,600,417
Qwest Communications Intl                             4,745,445            18,175,054
Telefonica                                            2,995,486(c)         77,718,236
Telefonica ADR                                          157,260(c)         12,239,546
Verizon Communications                                  423,090            14,401,984
                                                                      ---------------
Total                                                                     183,878,325
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (--%)
Gamesa Tecnologica                                       22,505(c)          1,069,918
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Sara Lee                                                367,423             5,018,998
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Boston Scientific                                     1,965,620(b)         23,371,222
Medtronic                                               140,934             7,445,543
                                                                      ---------------
Total                                                                      30,816,765
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (4.2%)
AmerisourceBergen                                       321,167           $13,447,262
Cardinal Health                                         337,722            18,145,803
Express Scripts                                          67,879(b)          4,788,185
Humana                                                  280,672(b)         12,324,308
McKesson                                                465,383            26,056,794
Medco Health Solutions                                  242,748(b)         12,035,446
UnitedHealth Group                                      175,540             4,929,163
                                                                      ---------------
Total                                                                      91,726,961
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Starbucks                                               158,099(b)          2,322,474
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Harman Intl Inds                                        251,890            10,370,311
Jarden                                                   36,185(b)            869,526
                                                                      ---------------
Total                                                                      11,239,837
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive                                       190,043            14,114,494
Procter & Gamble                                        247,700            16,219,396
                                                                      ---------------
Total                                                                      30,333,890
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Siemens                                                  47,944(c)          5,827,378
Textron                                                 155,787             6,772,061
                                                                      ---------------
Total                                                                      12,599,439
-------------------------------------------------------------------------------------

INSURANCE (0.3%)
AFLAC                                                   102,950             5,725,049
Prudential Financial                                     16,782             1,157,455
                                                                      ---------------
Total                                                                       6,882,504
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Expedia                                                 823,655(b)         16,118,928
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
Google Cl A                                              65,124(b)         30,852,495
Yahoo!                                                   52,282(b)          1,039,889
                                                                      ---------------
Total                                                                      31,892,384
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
MasterCard Cl A                                          59,864            14,615,796
Redecard                                                 63,600(c)          1,174,466
                                                                      ---------------
Total                                                                      15,790,262
-------------------------------------------------------------------------------------

MACHINERY (0.1%)
Flowserve                                                10,826             1,443,539
-------------------------------------------------------------------------------------

MEDIA (14.4%)
Comcast Cl A                                          1,163,000            23,981,060
Liberty Entertainment Series A                          488,465(b,g)       12,026,008
Liberty Media -- Capital Series A                        52,545(b,g)          816,549
News Corp Cl A                                        1,131,017            15,981,270
Sirius XM Radio                                      54,167,369(b,j)       86,667,790
Time Warner                                           1,188,300            17,016,456
Time Warner Cable Cl A                                  189,731(b)          5,394,052
Virgin Media                                         13,151,621(h)        147,561,188
WorldSpace Cl A                                         447,419(b,e)          590,593
                                                                      ---------------
Total                                                                     310,034,966
-------------------------------------------------------------------------------------

METALS & MINING (2.5%)
Coeur d'Alene Mines                                   7,242,276(b,e)       20,930,178
Lihir Gold                                            4,979,621(b,c)       12,939,420
Newmont Mining                                          246,590            11,826,456
Timminco                                                379,173(b,c,e)      8,963,550
                                                                      ---------------
Total                                                                      54,659,604
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.2%)
Chevron                                                  26,954             2,279,230
ConocoPhillips                                           27,224             2,222,023
Exxon Mobil                                             264,068            21,238,989
                                                                      ---------------
Total                                                                      25,740,242
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.0%)
Avon Products                                           791,974            33,579,697
Herbalife                                               240,929(c)         10,405,724
                                                                      ---------------
Total                                                                      43,985,421
-------------------------------------------------------------------------------------

PHARMACEUTICALS (10.1%)
Bristol-Myers Squibb                                  2,769,452            58,490,826
Elan ADR                                                 94,982(b,c)        1,904,389
Eli Lilly & Co                                          161,691             7,617,263
Johnson & Johnson                                        55,266             3,784,063
Merck & Co                                            1,335,016            43,922,026
Pfizer                                                3,608,236            67,365,766
Schering-Plough                                         689,509            14,534,850
Wyeth                                                   475,433            19,264,545
                                                                      ---------------
Total                                                                     216,883,728
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Hertz Global Holdings                                 4,662,027(b)         39,767,090
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices                                  918,531(b)          3,867,016
Cypress Semiconductor                                    78,257(b)          2,132,503


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Himax Technologies ADR                                1,204,350(c)         $4,576,530
Infineon Technologies                                   946,516(b,c)        7,105,431
Intel                                                 1,177,376            26,125,974
Micron Technology                                       971,352(b)          4,691,630
ON Semiconductor                                        144,324(b)          1,355,202
Spansion Cl A                                         4,774,024(b)         10,932,515
Texas Instruments                                       382,833             9,333,469
                                                                      ---------------
Total                                                                      70,120,270
-------------------------------------------------------------------------------------

SOFTWARE (5.9%)
Electronic Arts                                         115,262(b)          4,977,013
Microsoft                                             3,473,733            89,344,413
Nintendo ADR                                            576,794(c)         33,381,953
                                                                      ---------------
Total                                                                     127,703,379
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (--%)
Office Depot                                             49,757(b)            338,348
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Freddie Mac                                           1,105,068             9,028,406
-------------------------------------------------------------------------------------

TOBACCO (2.4%)
Altria Group                                            761,251            15,491,458
Philip Morris Intl                                      702,635            36,291,098
                                                                      ---------------
Total                                                                      51,782,556
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (7.1%)
Sprint Nextel                                           178,341             1,451,696
Turkcell ADR                                            170,844(c)          3,297,289
Vodafone Group                                       42,642,386(c)        114,228,498
Vodafone Group ADR                                    1,317,422(c)         35,346,432
                                                                      ---------------
Total                                                                     154,323,915
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,392,119,954)                                                 $2,073,739,299
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (1.0%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Altria Group(i)
Virgin Media(i)
Vodafone Group ADR(i)           409,530     $100.00        Jan. 2009         $483,245
AmeriSource-Bergen(i)
Bristol-Myers Squibb(i)
Nokia ADR(i)                    370,200      100.00        Jan. 2009          818,142
Hertz Global Holdings(i)
Telefonica(i)
Vodafone Group ADR(i)           322,776      100.00        Jan. 2009          226,201
Hong Kong Dollar              1,727,158        7.73       March 2009          384,465
Nokia                             8,158       15.00        Dec. 2008        4,389,791
Nokia                            12,254       18.00        Dec. 2008        3,029,341
Nokia ADR                         3,548       25.00        Jan. 2009        1,507,900
Sirius XM Radio                  14,542        9.00        Aug. 2008           72,710
Sirius XM Radio(i)
Virgin Media(i)
Vodafone Group ADR(i)           364,026      100.00        Jan. 2009           91,007
-------------------------------------------------------------------------------------

PUTS
Goldman Sachs Group             401,882      446.25        Aug. 2008        1,811,321
NASDAQ 100 Index                 46,514       43.00        Aug. 2008        1,162,850
Research in Motion                1,808      115.00        Dec. 2008        2,165,081
S&P 500 Index                     1,749    1,240.00        Aug. 2008        2,317,425
S&P 500 Index                     1,980    1,260.00        Aug. 2008        3,969,900
-------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $37,731,398)                                                       $22,429,379
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.2%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              68,827,880(k)        $68,827,880
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $68,827,880)                                                       $68,827,880
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,498,679,232)(l)                                              $2,164,996,558
=====================================================================================






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  19

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2008


                             CURRENCY TO BE            CURRENCY TO BE         UNREALIZED
EXCHANGE DATE                   DELIVERED                 RECEIVED           APPRECIATION
-----------------------------------------------------------------------------------------
Aug. 5, 2008                          1,079,383                   692,391           $538
                                    U.S. Dollar    European Monetary Unit
-----------------------------------------------------------------------------------------
Sept. 4, 2008                        36,028,000                71,855,324        608,274
                                  British Pound               U.S. Dollar
-----------------------------------------------------------------------------------------
Sept. 5, 2008                        10,586,000                10,075,967        150,112
                              Australian Dollar               U.S. Dollar
-----------------------------------------------------------------------------------------
Sept. 5, 2008                        27,368,000                54,592,044        474,837
                                  British Pound               U.S. Dollar
-----------------------------------------------------------------------------------------
Sept. 11, 2008                       70,034,000               109,379,802        308,884
                         European Monetary Unit               U.S. Dollar
-----------------------------------------------------------------------------------------
Sept. 12, 2008                       60,462,000                94,320,720        157,230
                         European Monetary Unit               U.S. Dollar
-----------------------------------------------------------------------------------------
Total                                                                         $1,699,875
-----------------------------------------------------------------------------------------



OPEN OPTIONS CONTRACTS WRITTEN AT JULY 31, 2008


                               NUMBER OF  EXERCISE    PREMIUM    EXPIRATION
ISSUER             PUTS/CALLS  CONTRACTS    PRICE     RECEIVED      DATE       VALUE(a)
----------------------------------------------------------------------------------------
Nokia                 Call       12,254     E  18    $1,515,038   Dec. 2008   $3,029,341
Research in            Put        1,808     $ 100     1,378,502   Dec. 2008    1,184,240
  Motion
S&P 500 Index          Put        1,980     1,220     1,281,060   Aug. 2008    1,712,700
S&P 500 Index          Put        1,749     1,200     1,307,937   Aug. 2008      953,205
Sirius XM Radio       Call       14,542        10       647,535   Aug. 2008       36,355
----------------------------------------------------------------------------------------
Total                                                                         $6,915,841
----------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2008, the value of foreign securities represented 20.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $30,555,000 or 1.4% of net assets.

(e) At July 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.1% of net assets.


--------------------------------------------------------------------------------
20  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 03-07-08      $37,534,010
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 11-19-07        9,952,680
Virgin Media                         07-19-06 thru 07-09-08      255,754,031


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(j) At July 31, 2008, securities valued at $35,767,664 were held to cover open call options written. See Note 6 to the financial statements.

(k) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

(l) At July 31, 2008, the cost of securities for federal income tax purposes was $2,575,032,211 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                          $77,946,593
Unrealized depreciation                         (487,982,246)
------------------------------------------------------------
Net unrealized depreciation                    $(410,035,653)
------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  21

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
22  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,429,851,352)       $2,096,168,678
  Affiliated money market fund (identified cost $68,827,880)       68,827,880
-----------------------------------------------------------------------------
Total investments in securities (identified cost
  $2,498,679,232)                                               2,164,996,558
Cash                                                                2,150,010
Capital shares receivable                                             436,884
Dividends and accrued interest receivable                           7,065,881
Receivable for investment securities sold                          82,731,017
Unrealized appreciation on forward foreign currency contracts       1,699,875
-----------------------------------------------------------------------------
Total assets                                                    2,259,080,225
-----------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received
  $6,130,072)                                                       6,915,841
Capital shares payable                                              4,510,976
Payable for investment securities purchased                        45,582,789
Payable upon return of securities loaned                           24,777,000
Accrued investment management services fees                            34,992
Accrued distribution fees                                              16,524
Accrued transfer agency fees                                            7,695
Accrued administrative services fees                                    3,200
Accrued plan administration services fees                                 391
Other accrued expenses                                                337,340
Collateral and deposits payable                                     1,578,358
-----------------------------------------------------------------------------
Total liabilities                                                  83,765,106
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $2,175,315,119

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  23

JULY 31, 2008


REPRESENTED BY
Capital stock -- $.01 par value                                $      803,094
Additional paid-in capital                                      2,783,876,357
Undistributed net investment income                                 1,574,083
Accumulated net realized gain (loss)                             (278,240,488)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                     (332,697,927)
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                $2,175,315,119
-----------------------------------------------------------------------------
*Including securities on loan, at value                        $   18,554,548
-----------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,590,672,418           58,435,801                      $27.22(1)
Class B                     $  189,224,073            7,631,999                      $24.79
Class C                     $   13,114,426              530,243                      $24.73
Class I                     $  326,363,923           11,697,509                      $27.90
Class R2                    $        4,280                  155                      $27.61
Class R3                    $        4,286                  155                      $27.65
Class R4                    $   55,923,087            2,013,270                      $27.78
Class R5                    $        4,290                  155                      $27.68
Class W                     $        4,336                  157                      $27.62
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $28.88. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008


INVESTMENT INCOME
Income:
Dividends                                                      $  48,200,617
Interest                                                               7,186
Income distributions from affiliated money market fund             4,168,447
Fee income from securities lending                                   931,265
  Less foreign taxes withheld                                     (1,469,526)
----------------------------------------------------------------------------
Total income                                                      51,837,989
----------------------------------------------------------------------------
Expenses:
Investment management services fees                               12,541,267
Distribution fees
  Class A                                                          5,186,203
  Class B                                                          3,166,050
  Class C                                                            179,547
  Class R2                                                                24
  Class R3                                                                12
  Class W                                                                 12
Transfer agency fees
  Class A                                                          4,354,973
  Class B                                                            712,528
  Class C                                                             38,952
  Class R2                                                                 3
  Class R3                                                                 3
  Class R4                                                            56,338
  Class R5                                                                 3
  Class W                                                                 10
Administrative services fees                                       1,477,804
Plan administration services fees
  Class R2                                                                12
  Class R3                                                                12
  Class R4                                                           281,689
Compensation of board members                                         52,406
Custodian fees                                                       333,560
Printing and postage                                                 536,305
Registration fees                                                     83,595
Professional fees                                                     65,391
Other                                                                 98,773
----------------------------------------------------------------------------
Total expenses                                                    29,165,472
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                  (195,742)
  Earnings and bank fee credits on cash balances                    (123,553)
----------------------------------------------------------------------------
Total net expenses                                                28,846,177
----------------------------------------------------------------------------
Investment income (loss) -- net                                   22,991,812

----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  25

YEAR ENDED JULY 31, 2008


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        $  41,629,262
  Foreign currency transactions                                  (22,669,790)
  Options contracts written                                       (3,638,346)
  Swap transactions                                                3,123,946
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           18,445,072
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    (492,536,692)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           (474,091,620)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(451,099,808)
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS


YEAR ENDED JULY 31,                                                  2008            2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $    22,991,812  $   22,797,497
Net realized gain (loss) on investments                             18,445,072     245,132,519
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                              (492,536,692)    227,422,901
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (451,099,808)    495,352,917
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                        (18,613,899)    (17,087,134)
    Class C                                                            (35,082)        (21,069)
    Class I                                                         (3,250,974)     (3,983,286)
    Class R2                                                               (34)            (55)
    Class R3                                                               (46)            (55)
    Class R4                                                        (1,320,924)     (1,999,289)
    Class R5                                                               (63)            (56)
    Class W                                                                (42)            (55)
----------------------------------------------------------------------------------------------
Total distributions                                                (23,221,064)    (23,090,999)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  27

YEAR ENDED JULY 31,                                                  2008            2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                               $   158,922,224  $  279,305,597
  Class B shares                                                    21,028,069      40,223,465
  Class C shares                                                     2,204,302       3,730,834
  Class I shares                                                    38,802,667     102,896,983
  Class R2 shares                                                           --           5,000
  Class R3 shares                                                           --           5,000
  Class R4 shares                                                   25,787,191      28,815,906
  Class R5 shares                                                           --           5,000
  Class W shares                                                            --           5,000
Fund merger (Note 10)
  Class A shares                                                    18,206,825             N/A
  Class B shares                                                     5,395,871             N/A
  Class C shares                                                       739,026             N/A
  Class I shares                                                   161,620,525             N/A
  Class R4 shares                                                       39,465             N/A
Reinvestment of distributions at net asset value
  Class A shares                                                    18,132,589      16,669,054
  Class C shares                                                        34,035          20,543
  Class I shares                                                     3,250,578       3,983,218
  Class R4 shares                                                    1,320,795       1,999,289
Payments for redemptions
  Class A shares                                                  (642,466,071)   (574,909,608)
  Class B shares                                                  (151,381,443)   (201,026,288)
  Class C shares                                                    (7,113,707)     (4,753,464)
  Class I shares                                                  (132,345,429)   (110,663,694)
  Class R4 shares                                                  (99,292,710)   (184,854,678)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    (577,115,198)   (598,542,843)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (1,051,436,070)   (126,280,925)
Net assets at beginning of year                                  3,226,751,189   3,353,032,114
----------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 2,175,315,119  $3,226,751,189
----------------------------------------------------------------------------------------------
Undistributed net investment income                            $     1,574,083  $   21,380,472
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Growth Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At July 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  29

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES
At July 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2008 was $178,116,188 representing 8.2% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.


--------------------------------------------------------------------------------
30  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At July 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate

--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  31
on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At July 31, 2008, the Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

--------------------------------------------------------------------------------
32 RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $15,360,642 and accumulated net realized loss has been decreased by $12,893,994 resulting in a net reclassification adjustment to increase paid-in capital by $2,466,648.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  33

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                          2008        2007*
-----------------------------------------------------------------
CLASS A
Distributions paid from:
    Ordinary income....................  $18,613,899  $17,087,134
    Long-term capital gain.............           --           --
CLASS B
Distributions paid from:
    Ordinary income....................           --           --
    Long-term capital gain.............           --           --
CLASS C
Distributions paid from:
    Ordinary income....................       35,082       21,069
    Long-term capital gain.............           --           --
CLASS I
Distributions paid from:
    Ordinary income....................    3,250,974    3,983,286
    Long-term capital gain.............           --           --
CLASS R2
Distributions paid from:
    Ordinary income....................           34           55
    Long-term capital gain.............           --           --
CLASS R3
Distributions paid from:
    Ordinary income....................           46           55
    Long-term capital gain.............           --           --
CLASS R4
Distributions paid from:
    Ordinary income....................    1,320,924    1,999,289
    Long-term capital gain.............           --           --
CLASS R5
Distributions paid from:
    Ordinary income....................           63           56
    Long-term capital gain.............           --           --
CLASS W
Distributions paid from:
    Ordinary income....................           42           55
    Long-term capital gain.............           --           --


* Class R2, Class R3 and Class R5 are for the period from Dec. 11, 2006 (inception date) to July 31, 2007. Class W is for the period from Dec. 1, 2006 (inception date) to July 31, 2007.


--------------------------------------------------------------------------------
34  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $   5,844,093
Undistributed accumulated long-term gain......  $          --
Accumulated realized loss.....................  $(202,027,584)
Unrealized appreciation (depreciation)........  $(413,180,841)


RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  35
including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $3,707,468 for the year ended July 31, 2008. The management fee for the year ended July 31, 2008 was 0.45% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended July 31, 2008 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended, July 31, 2008, other expenses paid to this company were $12,107.

COMPENSATION OF BOARD MEMBERS
Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market


--------------------------------------------------------------------------------
36 RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $5,875,000 and $128,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $1,732,402 for Class A, $267,901 for Class B and $3,193 for Class C for the year ended July 31, 2008.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  37

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class R2............................................  1.11%
Class R3............................................  0.86
Class R4............................................  0.66


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.........................................  $     12
Class R3.........................................        12
Class R4.........................................   195,718


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4............................................  0.97%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $123,553 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,235,230,035 (including $199,606,656 from RiverSource Fundamental Growth Fund that was acquired in the fund merger as described in
Note 10) and $3,845,558,468, respectively, for the year ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
38  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                          YEAR ENDED JULY 31, 2008
                                           ISSUED FOR
                                 FUND      REINVESTED                        NET
                      SOLD      MERGER   DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A            5,325,900    647,067     561,728     (21,198,973)     (14,664,278)
Class B              733,992    209,948          --      (5,712,960)      (4,769,020)
Class C               78,462     28,823       1,155        (261,120)        (152,680)
Class I            1,272,282  5,614,412      98,532      (4,180,720)       2,804,506
Class R4             815,040      1,376      40,170      (3,217,095)      (2,360,509)
----------------------------------------------------------------------------------------


                                          YEAR ENDED JULY 31, 2007
                                           ISSUED FOR
                                 FUND      REINVESTED                        NET
                      SOLD      MERGER   DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A            8,592,129        N/A     525,999     (18,184,913)      (9,066,785)
Class B            1,395,545        N/A          --      (6,731,640)      (5,336,095)
Class C              129,341        N/A         709        (165,607)         (35,557)
Class I            3,255,973        N/A     123,015      (3,216,500)         162,488
Class R2*                155        N/A          --              --              155
Class R3*                155        N/A          --              --              155
Class R4             887,179        N/A      62,013      (5,678,782)      (4,729,590)
Class R5*                155        N/A          --              --              155
Class W**                157        N/A          --              --              157
----------------------------------------------------------------------------------------


 *For the period from Dec. 11, 2006 (inception date) to July 31, 2007. **For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2008, securities valued at $18,554,548 were on loan to brokers. For collateral, the Fund received $24,777,000 in cash. Cash collateral received is

--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  39
invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $931,265 for the year ended July 31, 2008. Expenses paid to the Investment Manager as securities lending agent were $10,108 for the year ended July 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                    CALLS                     PUTS
                           CONTRACTS    PREMIUMS    CONTRACTS    PREMIUMS
---------------------------------------------------------------------------
Balance July 31, 2007         36,314  $  5,116,314     25,224  $  3,203,448
Opened                       304,969    11,137,724     90,000    19,502,848
Closed                      (224,770)  (11,868,541)  (107,979)  (17,746,415)
Expired                      (89,717)   (2,222,924)    (1,708)     (992,382)
---------------------------------------------------------------------------
Balance July 31, 2008         26,796  $  2,162,573      5,537  $  3,967,499
---------------------------------------------------------------------------


See Note 1 "Summary of Significant Accounting Policies."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Funds purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $1,541,962,691 and $1,549,005,592, respectively, for the year ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the

--------------------------------------------------------------------------------
40 RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

9. CAPITAL LOSS CARRY-OVER, POST OCTOBER LOSS AND RECOGNIZED BUILT-IN LOSSES

For federal income tax purposes, the Fund had a capital loss carry-over of $178,158,939 at July 31, 2008, that if not offset by capital gains will expire in 2011.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post October loss of $22,735,098 that is treated for income tax purposes as occurring on Aug. 1, 2008.

The Fund had recognized built-in losses of $1,133,547 at July 31, 2008, that if not offset by capital gains will expire in 2017. As a result of the fund merger (Note 10) the Fund acquired unrealized capital losses, which are limited by Internal Revenue Code section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

10. FUND MERGER

At the close of business on March 14, 2008, RiverSource Growth Fund acquired the assets and assumed the identified liabilities of RiverSource Fundamental Growth Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Growth Fund immediately before the acquisition were $2,444,672,413 and the combined net assets immediately after the acquisition were $2,630,674,125.

The merger was accomplished by a tax-free exchange of 36,872,082 shares of RiverSource Fundamental Growth Fund valued at $186,001,712.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  41

In exchange for the RiverSource Fundamental Growth Fund shares and net assets, RiverSource Growth Fund issued the following number of shares:

                                                     SHARES
------------------------------------------------------------
Class A..........................................    647,067
Class B..........................................    209,948
Class C..........................................     28,823
Class I..........................................  5,614,412
Class R4.........................................      1,376


RiverSource Fundamental Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized gain and excess of distributions over net investment income.

                                                                                 EXCESS OF
                                                              ACCUMULATED   DISTRIBUTIONS OVER
                       TOTAL        CAPITAL     UNREALIZED        NET         NET INVESTMENT
                    NET ASSETS       STOCK     DEPRECIATION  REALIZED GAIN        INCOME
----------------------------------------------------------------------------------------------
RiverSource
Fundamental
Growth Fund        $186,001,712  $209,335,799  $(24,043,308)   $4,925,716       $(4,216,495)


11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
42  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  43

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                $32.73       $28.61       $28.34       $23.73       $22.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .26(b)       .23(b)       .18          .04          .02
Net gains (losses) (both realized and
 unrealized)                                         (5.50)        4.11          .10         4.57          .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.24)        4.34          .28         4.61          .93
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)        (.22)        (.01)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.22       $32.73       $28.61       $28.34       $23.73
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $1,591       $2,393       $2,351       $2,101       $2,117
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.00%        1.19%        1.14%        1.19%        1.03%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .84%         .71%         .72%         .16%         .07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%         134%         136%         171%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                    (16.14%)      15.20%         .98%       19.43%        4.08%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
44  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                $29.79       $26.06       $26.01       $21.95       $21.25
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)      (.02)(b)     (.05)        (.16)        (.16)
Net gains (losses) (both realized and
 unrealized)                                         (5.02)        3.75          .10         4.22          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.00)        3.73          .05         4.06          .70
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.79       $29.79       $26.06       $26.01       $21.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $189         $369         $462         $578         $598
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.76%        1.96%        1.91%        1.97%        1.81%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .08%        (.06%)       (.06%)       (.62%)       (.71%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%         134%         136%         171%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                    (16.78%)      14.31%         .19%       18.50%        3.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  45

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                $29.77       $26.07       $26.01       $21.95       $21.25
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)      (.01)(b)     (.04)        (.16)        (.16)
Net gains (losses) (both realized and
 unrealized)                                         (5.01)        3.74          .10         4.22          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.99)        3.73          .06         4.06          .70
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.03)          --           --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.73       $29.77       $26.07       $26.01       $21.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $13          $20          $19          $15          $13
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.76%        1.95%        1.91%        1.97%        1.81%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .08%        (.03%)       (.03%)       (.62%)       (.71%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%         134%         136%         171%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                    (16.78%)      14.31%         .23%       18.50%        3.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
46  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005      2004(B)
Net asset value, beginning of period                $33.54       $29.31       $28.93       $24.10       $25.61
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .44(c)       .40(c)       .32          .12          .09
Net gains (losses) (both realized and
 unrealized)                                         (5.66)        4.19          .10         4.71        (1.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.22)        4.59          .42         4.83        (1.51)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.42)        (.36)        (.04)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.90       $33.54       $29.31       $28.93       $24.10
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $326         $298         $256         $147          $18
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .54%         .74%         .68%         .75%         .57%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.40%        1.21%        1.22%         .55%         .43%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%         134%         136%         171%
--------------------------------------------------------------------------------------------------------------
Total return                                       (15.74%)      15.70%        1.44%       20.04%       (5.90%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  47

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                $33.13       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .24          .13
Net gains (losses) (both realized and
 unrealized)                                         (5.54)        1.12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.30)        1.25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.61       $33.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.36%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after
 waiver/reimbursement(e),(g),(h)                     1.11%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .76%         .63%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (16.11%)       3.93%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
48  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                $33.18       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .31          .18
Net gains (losses) (both realized and
 unrealized)                                         (5.54)        1.13
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.23)        1.31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.30)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.65       $33.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.12%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after
 waiver/reimbursement(e),(g),(h)                      .86%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.00%         .87%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (15.91%)       4.09%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  49

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                $33.34       $29.13       $28.81       $24.07       $23.09
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .35(b)       .25(b)       .24          .09          .07
Net gains (losses) (both realized and
 unrealized)                                         (5.58)        4.22          .10         4.65          .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.23)        4.47          .34         4.74          .98
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.33)        (.26)        (.02)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.78       $33.34       $29.13       $28.81       $24.07
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $56         $146         $265         $304         $350
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .84%        1.03%         .95%        1.02%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .66%        1.03%         .95%        1.02%         .86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.11%         .79%         .89%         .34%         .25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%         134%         136%         171%
--------------------------------------------------------------------------------------------------------------
Total return                                       (15.85%)      15.39%        1.17%       19.69%        4.24%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------
50  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                $33.28       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .39          .29
Net gains (losses) (both realized and
 unrealized)                                         (5.59)        1.12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.20)        1.41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.40)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.68       $33.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .61%         .76%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.25%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (15.80%)       4.41%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  51

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                $33.21       $31.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .27          .24
Net gains (losses) (both realized and
 unrealized)                                         (5.59)        1.43
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.32)        1.67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.62       $33.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.00%        1.17%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .86%        1.09%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (16.15%)       5.29%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.


--------------------------------------------------------------------------------
52  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE GROWTH FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Growth Fund (the Fund) (one of the portfolios constituting the RiverSource Large Cap Series, Inc.) as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                               RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT  53

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Growth Fund of the RiverSource Large Cap Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 22, 2008


--------------------------------------------------------------------------------
54  RIVERSOURCE GROWTH FUND -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.1%)
ISSUER                                            SHARES                      VALUE(A)
AEROSPACE & DEFENSE (4.1%)
Boeing                                             1,158,424               $70,791,290
General Dynamics                                      52,948                 4,719,785
Goodrich                                             138,405                 6,801,222
Honeywell Intl                                       531,950                27,044,338
L-3 Communications Holdings                          118,424                11,687,265
Lockheed Martin                                      184,756                19,275,593
Spirit AeroSystems Holdings Cl A                     241,611(b)              5,233,294
United Technologies                                  306,402                19,603,600
                                                                       ---------------
Total                                                                      165,156,387
--------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                            32,815                 2,069,970
--------------------------------------------------------------------------------------

AIRLINES (0.1%)
Northwest Airlines                                   401,506(b)              3,677,795
UAL                                                  173,328                 1,440,356
                                                                       ---------------
Total                                                                        5,118,151
--------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                28,780(b)                564,951
Johnson Controls                                      70,967                 2,140,365
                                                                       ---------------
Total                                                                        2,705,316
--------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                           526,712(b)              2,528,217
General Motors                                        67,728(f)                749,749
Harley-Davidson                                       28,277                 1,070,002
                                                                       ---------------
Total                                                                        4,347,968
--------------------------------------------------------------------------------------

BEVERAGES (2.5%)
Anheuser-Busch Companies                              39,259                 2,660,190
Coca-Cola                                          1,040,306                53,575,759
Molson Coors Brewing Cl B                            302,505                16,326,195

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
BEVERAGES (CONT.)
Pepsi Bottling Group                                  14,745                  $410,648
PepsiCo                                              443,504                29,519,626
                                                                       ---------------
Total                                                                      102,492,418
--------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Amgen                                                714,833(b)             44,769,991
Genentech                                            377,556(b)             35,962,209
Genzyme                                              249,477(b)             19,122,412
ImClone Systems                                      262,974(b)             16,811,928
                                                                       ---------------
Total                                                                      116,666,540
--------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                250,330                 4,127,942
--------------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Bank of New York Mellon                              281,459                 9,991,795
BlackRock                                              9,386                 2,034,040
Blackstone Group LP                                  139,163                 2,584,257
Goldman Sachs Group                                  122,537                22,551,709
KKR Private Equity Investors LP Unit               2,752,976                36,339,938
Legg Mason                                           116,839                 4,714,454
Lehman Brothers Holdings                           1,142,970                19,819,100
Merrill Lynch & Co                                   163,870                 4,367,136
Morgan Stanley                                       433,275                17,105,697
Oaktree Capital Group LLC Cl A Unit                  331,941(d,h)            9,294,348
Och-Ziff Capital Management Group LLC Cl A            78,518                 1,282,984
State Street                                          38,363                 2,748,325
                                                                       ---------------
Total                                                                      132,833,783
--------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Air Products & Chemicals                              25,197                 2,399,006
Ashland                                                6,745                   281,739
Dow Chemical                                         404,782                13,483,289

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
CHEMICALS (CONT.)
Eastman Chemical                                      47,239                $2,832,450
Ecolab                                                20,992                   938,342
EI du Pont de Nemours & Co                           266,501                11,675,409
Hercules                                              13,504                   270,755
Intl Flavors & Fragrances                              9,639                   387,681
Monsanto                                              65,630                 7,817,189
PPG Inds                                              19,619                 1,189,696
Praxair                                               37,441                 3,509,345
Rohm & Haas                                           15,002                 1,125,150
                                                                       ---------------
Total                                                                       45,910,051
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.5%)
BancorpSouth                                          57,883                 1,232,908
BB&T                                                 162,258(f)              4,546,469
Comerica                                              18,838                   541,027
Fifth Third Bancorp                                  756,147                10,563,374
PNC Financial Services Group                          99,353                 7,082,875
Regions Financial                                          1                         9
SunTrust Banks                                       102,054                 4,190,337
Wachovia                                           1,178,853                20,358,792
Wells Fargo & Co                                     387,434                11,727,628
                                                                       ---------------
Total                                                                       60,243,419
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                                     40,342(b)                488,138
Avery Dennison                                        12,748                   561,039
Cintas                                                15,638                   444,745
Equifax                                               15,374                   539,474
Monster Worldwide                                     14,877(b)                263,918
Pitney Bowes                                          24,852                   787,560
Robert Half Intl                                      18,984                   480,105
RR Donnelley & Sons                                   25,417                   678,634
Waste Management                                      58,668                 2,085,061
                                                                       ---------------
Total                                                                        6,328,674
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.0%)
Cisco Systems                                      1,131,946(b)             24,891,493
Corning                                              215,740                 4,316,957
Motorola                                             610,279                 5,272,811
Nokia                                                729,400(c,k)           19,905,194
Nokia ADR                                          1,879,494(c)             51,347,775
Nortel Networks                                          342(b,c)                2,613

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
QUALCOMM                                             926,698               $51,283,467
Starent Networks                                     356,126(b,f)            4,665,251
                                                                       ---------------
Total                                                                      161,685,561
--------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.1%)
Apple                                                187,048(b)             29,731,280
Dell                                                 266,915(b)              6,558,102
EMC                                                  645,118(b)              9,683,221
Hewlett-Packard                                      940,865                42,150,752
IBM                                                  261,527                33,470,225
SanDisk                                              221,899(b)              3,128,776
                                                                       ---------------
Total                                                                      124,722,356
--------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                 83,260                 6,773,201
KBR                                                  189,049                 5,387,897
                                                                       ---------------
Total                                                                       12,161,098
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      13,081                   839,669
--------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
American Express                                     180,325                 6,693,664
Capital One Financial                                 82,648                 3,459,645
SLM                                                   55,909(b)                957,721
                                                                       ---------------
Total                                                                       11,111,030
--------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Ball                                                  11,691                   521,186
Bemis                                                 11,926                   335,836
Pactiv                                                15,630(b)                376,839
Sealed Air                                            19,132                   415,164
                                                                       ---------------
Total                                                                        1,649,025
--------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                         19,592                   785,835
--------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     16,503(b)              1,027,972
H&R Block                                             38,956                   947,799
                                                                       ---------------
Total                                                                        1,975,771
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Apollo Mgmt LP                                     1,426,700(d,h)           19,973,800
Bank of America                                    1,605,532                52,822,002
CIT Group                                             22,723                   192,691
Citigroup                                          1,394,941                26,071,447
CME Group                                              6,127                 2,206,517

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
Interactive Brokers Group Cl A                       447,495(b)            $12,556,710
IntercontinentalExchange                              76,455(b)              7,630,209
iShares Dow Jones US Healthcare Sector Index
 Fund                                                      1                        65
JPMorgan Chase & Co                                1,177,978                47,861,246
KKR Financial Holdings LLC                           580,995                 5,966,819
Leucadia Natl                                         21,149                   946,841
Materials Select Sector SPDR Fund                     71,566(f)              2,889,835
NYSE Euronext                                         30,511                 1,441,340
                                                                       ---------------
Total                                                                      180,559,522
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
AT&T                                               2,177,373                67,084,863
Chunghwa Telecom ADR                                       1(c)                     25
Deutsche Telekom                                   1,804,355(c)             31,231,566
Embarq                                                77,675                 3,555,185
Frontier Communications                              180,802                 2,090,071
Qwest Communications Intl                          4,256,424(f)             16,302,104
Telefonica                                         2,070,662(c)             53,723,568
Telefonica ADR                                        97,827(c)              7,613,875
Verizon Communications                             1,646,345                56,041,584
Windstream                                           175,967                 2,097,527
                                                                       ---------------
Total                                                                      239,740,368
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                      20,100                   972,840
American Electric Power                               48,037                 1,897,462
Duke Energy                                          151,259                 2,659,133
Edison Intl                                           38,965                 1,883,568
Entergy                                              132,929                14,212,769
Exelon                                               232,129                18,249,982
FirstEnergy                                           36,460                 2,681,633
FPL Group                                             98,810                 6,376,209
Pepco Holdings                                        24,087                   600,730
Pinnacle West Capital                                 12,030                   403,847
PPL                                                  112,549                 5,285,301

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
ELECTRIC UTILITIES (CONT.)
Progress Energy                                       31,715                $1,341,862
Southern                                             461,644                16,337,581
                                                                       ---------------
Total                                                                       72,902,917
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                     338,633                16,491,428
Gamesa Tecnologica                                    13,814(c)                656,736
                                                                       ---------------
Total                                                                       17,148,164
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                   3,004(b)                108,324
Tyco Electronics                                     136,863(c)              4,535,640
                                                                       ---------------
Total                                                                        4,643,964
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes                                          70,053                 5,808,094
ENSCO Intl                                            15,095                 1,043,668
Halliburton                                          207,050                 9,279,981
Nabors Inds                                           30,012(b,c)            1,094,238
Natl Oilwell Varco                                   122,206(b)              9,609,058
Noble                                                 29,594                 1,535,041
Pride Intl                                            55,056(b)              2,133,971
Rowan Companies                                       12,564                   500,047
Schlumberger                                         165,535                16,818,355
Transocean                                            80,630(b)             10,968,099
Weatherford Intl                                     129,293(b)              4,878,225
                                                                       ---------------
Total                                                                       63,668,777
--------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
Costco Wholesale                                      56,905                 3,566,805
CVS Caremark                                         268,637                 9,805,251
Kroger                                                79,418                 2,245,941
Safeway                                              132,565                 3,542,137
SUPERVALU                                             23,305                   597,074
SYSCO                                                 69,319                 1,965,887
Walgreen                                             169,526                 5,821,523
Wal-Mart Stores                                      595,006                34,879,251
                                                                       ---------------
Total                                                                       62,423,869
--------------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland                                73,221                 2,096,317
Kellogg                                              144,371                 7,660,325
Kraft Foods Cl A                                      92,141                 2,931,927
Sara Lee                                             228,562                 3,122,157
                                                                       ---------------
Total                                                                       15,810,726
--------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

GAS UTILITIES (0.1%)
Nicor                                                  5,402                  $215,108
ONEOK                                                 96,709                 4,398,325
Questar                                               20,732                 1,096,308
                                                                       ---------------
Total                                                                        5,709,741
--------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Becton Dickinson & Co                                 32,876                 2,791,501
Boston Scientific                                  2,059,138(b)             24,483,151
China Medical Technologies ADR                       110,635(c,f)            5,301,629
Covidien                                             198,175                 9,758,137
Medtronic                                            216,057                11,414,291
                                                                       ---------------
Total                                                                       53,748,709
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Aetna                                                193,362                 7,929,776
AmerisourceBergen                                    219,065                 9,172,252
Cardinal Health                                      327,758                17,610,437
CIGNA                                                126,376                 4,678,440
Coventry Health Care                                  18,160(b)                642,319
Express Scripts                                       73,371(b)              5,175,590
Humana                                               261,683(b)             11,490,501
Laboratory Corp of America Holdings                   13,323(b)                900,368
McKesson                                             365,600                20,469,944
Medco Health Solutions                               211,662(b)             10,494,202
Patterson Companies                                   14,526(b)                453,647
Quest Diagnostics                                     18,891                 1,004,246
Tenet Healthcare                                      57,375(b)                332,201
UnitedHealth Group                                   356,181                10,001,562
WellPoint                                             62,989(b)              3,303,773
                                                                       ---------------
Total                                                                      103,659,258
--------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            21,711                   453,760
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

HOTELS, RESTAURANTS & LEISURE (0.6%)
Chipotle Mexican Grill Cl B                                1(b)                    $64
Darden Restaurants                                   260,562                 8,486,504
Intl Game Technology                                 252,174                 5,474,698
Marriott Intl Cl A                                   173,799                 4,503,132
Starbucks                                            290,004(b)              4,260,159
Starwood Hotels & Resorts Worldwide                   24,972                   856,290
                                                                       ---------------
Total                                                                       23,580,847
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Black & Decker                                         7,305                   438,446
Centex                                               251,388                 3,690,376
DR Horton                                            427,706                 4,756,091
Harman Intl Inds                                     226,936                 9,342,954
Hovnanian Enterprises Cl A                           314,091(b,f)            2,208,060
Jarden                                                22,309(b)                536,085
KB Home                                              372,092(f)              6,545,098
Leggett & Platt                                       19,887                   387,797
Lennar Cl A                                          220,369                 2,666,465
Meritage Homes                                        58,457(b)              1,055,149
Newell Rubbermaid                                     96,030                 1,587,376
NVR                                                    1,977(b)              1,091,937
Snap-On                                                6,903                   388,570
Stanley Works                                          9,373                   416,911
Whirlpool                                             54,642                 4,136,399
                                                                       ---------------
Total                                                                       39,247,714
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Clorox                                                71,006                 3,869,827
Colgate-Palmolive                                    212,982                15,818,173
Procter & Gamble                                     449,018                29,401,699
                                                                       ---------------
Total                                                                       49,089,699
--------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                   80,357(b)              1,296,962
Constellation Energy Group                            21,336                 1,774,301
Dynegy Cl A                                           59,446(b)                400,072
                                                                       ---------------
Total                                                                        3,471,335
--------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                    36,650                $2,579,794
General Electric                                   2,016,361                57,042,852
Siemens                                               29,231(c)              3,552,897
Textron                                               98,300                 4,273,101
Tyco Intl                                            105,559(c)              4,703,709
                                                                       ---------------
Total                                                                       72,152,353
--------------------------------------------------------------------------------------

INSURANCE (3.3%)
ACE LTD                                              428,806(c)             21,740,464
AFLAC                                                442,260                24,594,080
Allstate                                              21,365                   987,490
American Intl Group                                  661,931                17,243,303
Aon                                                    7,738                   354,400
Arch Capital Group                                    36,503(b,c)            2,545,354
Assurant                                              14,256                   857,071
Assured Guaranty                                     126,640(c,f)            1,451,294
Chubb                                                146,361                 7,031,182
Endurance Specialty Holdings                          61,099(c)              1,869,629
Hartford Financial Services Group                    254,581                16,137,890
Max Capital Group                                    143,701(c)              3,372,662
MetLife                                              140,630                 7,139,785
Principal Financial Group                             19,201                   816,235
Prudential Financial                                 346,699                23,911,830
Validus Holdings                                      97,234(c)              2,217,908
XL Capital Cl A                                       67,497(c)              1,207,521
                                                                       ---------------
Total                                                                      133,478,098
--------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                            37,016(b)              2,825,801
Expedia                                              537,369(b)             10,516,312
IAC/InterActiveCorp                                   21,698(b)                378,847
                                                                       ---------------
Total                                                                       13,720,960
--------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Akamai Technologies                                   20,111(b)                469,391
eBay                                                 132,377(b)              3,331,929
Equinix                                               22,237(b)              1,809,202
Google Cl A                                           69,127(b)             32,748,916
VeriSign                                              23,302(b)                758,247
Yahoo!                                               197,291(b)              3,924,118
                                                                       ---------------
Total                                                                       43,041,803
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

IT SERVICES (1.2%)
Affiliated Computer Services Cl A                     11,529(b)               $555,698
Automatic Data Processing                            165,598                 7,072,691
Broadridge Financial Solutions                             1                        21
Cognizant Technology Solutions Cl A                   34,291(b)                962,548
Computer Sciences                                     17,942(b)                849,913
Convergys                                             14,670(b)                186,309
Electronic Data Systems                              168,116                 4,170,958
Fidelity Natl Information Services                    20,379                   386,182
Fiserv                                                19,460(b)                930,577
MasterCard Cl A                                       83,783(f)             20,455,618
Paychex                                               38,069                 1,253,231
Redecard                                             254,120(c)              4,692,695
Total System Services                                 23,527                   460,659
Unisys                                                42,291(b)                156,054
Visa Cl A                                             33,382(b)              2,438,889
Western Union                                         87,834                 2,427,732
                                                                       ---------------
Total                                                                       46,999,775
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                         34,500                   505,080
Hasbro                                                27,327                 1,058,102
Mattel                                                45,784                   917,969
                                                                       ---------------
Total                                                                        2,481,151
--------------------------------------------------------------------------------------

MACHINERY (1.5%)
Caterpillar                                          195,634                13,600,476
Danaher                                               33,928                 2,702,365
Deere & Co                                           232,541                16,315,077
Flowserve                                            147,120                19,616,980
Ingersoll-Rand Cl A                                   37,369(c)              1,345,284
Navistar Intl                                          7,584(b)                427,624
Parker Hannifin                                      118,219                 7,291,748
                                                                       ---------------
Total                                                                       61,299,554
--------------------------------------------------------------------------------------

MEDIA (7.3%)
Comcast Cl A                                       1,441,247                29,718,513
Comcast Special Cl A                                 186,779                 3,836,441
DIRECTV Group                                        195,760(b)              5,289,435
EW Scripps Cl A                                        3,689                    25,530
Gannett                                               21,746                   394,038

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
MEDIA (CONT.)
Liberty Entertainment Series A                       303,858(b,e)           $7,480,984
Liberty Media - Capital Series A                      32,687(b,e)              507,956
McGraw-Hill Companies                                 31,647                 1,287,083
Meredith                                               3,593                    91,837
New York Times Cl A                                   13,438                   169,184
News Corp Cl A                                     1,737,878                24,556,216
Scripps Networks Interactive Cl A                     11,068(b)                448,697
Sirius XM Radio                                   36,484,405(b,k)           58,375,048
Time Warner                                        2,278,213                32,624,010
Time Warner Cable Cl A                               118,025(b)              3,355,451
Viacom Cl B                                          211,741(b)              5,913,926
Virgin Media                                       9,044,507(h)            101,479,370
Vivendi                                              232,631(c)              9,725,494
Walt Disney                                          349,839                10,617,614
Washington Post Cl B                                     553                   341,892
WorldSpace Cl A                                      263,942(b,f)              348,403
                                                                       ---------------
Total                                                                      296,587,122
--------------------------------------------------------------------------------------

METALS & MINING (1.3%)
Alcoa                                                280,794(i)              9,476,798
Allegheny Technologies                                12,083                   571,405
Coeur d'Alene Mines                                4,505,183(b,f)           13,019,979
Freeport-McMoRan Copper & Gold                        45,827                 4,433,762
Lihir Gold                                         3,224,058(b,c)            8,377,633
Newmont Mining                                       207,694                 9,960,985
Nucor                                                 36,494                 2,088,187
Timminco                                             265,292(b,c)            6,271,433
Titanium Metals                                       11,658                   131,269
                                                                       ---------------
Total                                                                       54,331,451
--------------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
JC Penney                                            137,459                 4,237,861
Kohl's                                                96,693(b)              4,052,404
Macy's                                                57,315                 1,078,095
Target                                                79,614                 3,600,941
                                                                       ---------------
Total                                                                       12,969,301
--------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Ameren                                                25,059                 1,029,674
CenterPoint Energy                                    39,263                   619,178

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
MULTI-UTILITIES (CONT.)
CMS Energy                                            26,962                  $363,987
Consolidated Edison                                   32,613                 1,294,736
Dominion Resources                                   236,970                10,469,334
DTE Energy                                            19,512                   799,602
Integrys Energy Group                                  9,142                   466,791
NiSource                                              32,787                   560,002
PG&E                                                  42,734                 1,646,541
Public Service Enterprise Group                       60,818                 2,542,192
Sempra Energy                                         29,947                 1,681,824
TECO Energy                                           25,205                   467,553
Xcel Energy                                          307,787                 6,174,207
                                                                       ---------------
Total                                                                       28,115,621
--------------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                                106,725                 1,455,729
--------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.1%)
Anadarko Petroleum                                    57,901                 3,353,047
Apache                                                20,018                 2,245,419
BP ADR                                               141,792(c)              8,711,700
Chesapeake Energy                                     32,146                 1,612,122
Chevron                                              886,464                74,959,396
ConocoPhillips                                       474,900                38,761,338
CONSOL Energy                                         24,334                 1,810,206
Devon Energy                                         123,144                11,685,134
El Paso                                               85,556                 1,534,019
EOG Resources                                         15,627                 1,570,982
Exxon Mobil                                        1,915,009               154,024,174
Marathon Oil                                         139,671                 6,909,524
Massey Energy                                          9,624                   714,582
Occidental Petroleum                                 113,036                 8,910,628
Patriot Coal                                           3,558(b)                448,842
Peabody Energy                                        34,016                 2,301,182
Range Resources                                        2,370                   115,087
Royal Dutch Shell ADR                                 68,458(c)              4,846,142
Ship Finance Intl                                    104,732(c)              3,114,730
Spectra Energy                                        78,605                 2,135,698
Sunoco                                                62,954                 2,556,562
Tesoro                                                17,661                   272,686
Total                                                305,847(c)             23,416,154
Valero Energy                                        181,512                 6,064,316
Williams Companies                                    75,121                 2,407,628
XTO Energy                                            32,351                 1,527,938
                                                                       ---------------
Total                                                                      366,009,236
--------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                           234,954                $6,512,925
MeadWestvaco                                          20,757                   556,495
Weyerhaeuser                                          98,119                 5,245,442
                                                                       ---------------
Total                                                                       12,314,862
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.2%)
Avon Products                                        877,466                37,204,558
Herbalife                                            256,100(c)             11,060,959
                                                                       ---------------
Total                                                                       48,265,517
--------------------------------------------------------------------------------------

PHARMACEUTICALS (7.1%)
Bristol-Myers Squibb                               3,256,206                68,771,071
Elan ADR                                              58,998(b,c)            1,182,910
Eli Lilly & Co                                       102,634                 4,835,088
Johnson & Johnson                                    311,557                21,332,308
Merck & Co                                         1,642,017                54,022,359
Pfizer                                             5,088,066                94,994,192
Schering-Plough                                      515,979                10,876,837
Shire ADR                                             29,747(c)              1,497,464
Wyeth                                                795,773                32,244,722
                                                                       ---------------
Total                                                                      289,756,951
--------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Apartment Investment & Management Cl A                80,423                 2,748,054
AvalonBay Communities                                  4,673                   465,945
Boston Properties                                      9,881                   950,453
HCP                                                   28,116                 1,014,144
Kimco Realty                                          12,399                   437,561
Plum Creek Timber                                     20,135                   980,977
ProLogis                                              26,369                 1,288,917
Public Storage                                        11,000                   900,790
Simon Property Group                                  15,787                 1,462,350
Vornado Realty Trust                                  11,357                 1,079,710
                                                                       ---------------
Total                                                                       11,328,901
--------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
CSX                                                   31,756                 2,146,070
Hertz Global Holdings                              3,057,405(b)             26,079,665
Norfolk Southern                                      45,485                 3,271,281
                                                                       ---------------
Total                                                                       31,497,016
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                             1,585,279(b)             $6,674,025
Applied Materials                                    149,554                 2,590,275
Atmel                                                684,885(b)              2,417,644
Broadcom Cl A                                         48,957(b)              1,189,166
Cypress Semiconductor                                 47,876(b)              1,304,621
Himax Technologies ADR                               742,532(c)              2,821,622
Infineon Technologies                                766,243(b,c)            5,752,134
Infineon Technologies ADR                            271,122(b,c)            2,038,837
Intel                                              2,050,731                45,505,720
LSI                                                        2(b)                     14
MEMC Electronic Materials                             16,280(b)                752,299
Micron Technology                                  1,922,816(b)              9,287,201
Microsemi                                             28,004(b)                726,984
Natl Semiconductor                                    43,190                   904,831
ON Semiconductor                                     362,514(b)              3,404,006
Skyworks Solutions                                    84,398(b)                798,405
Spansion Cl A                                      3,791,334(b)              8,682,155
Teradyne                                             574,117(b)              5,379,476
Texas Instruments                                    466,539                11,374,221
                                                                       ---------------
Total                                                                      111,603,636
--------------------------------------------------------------------------------------

SOFTWARE (3.5%)
Adobe Systems                                         63,649(b)              2,631,886
Autodesk                                              26,806(b)                854,843
BMC Software                                          22,854(b)                751,668
CA                                                    46,727                 1,114,906
Citrix Systems                                        21,966(b)                585,174
Compuware                                             31,307(b)                344,377
Electronic Arts                                      111,588(b)              4,818,370
Intuit                                                38,420(b)              1,050,019
Microsoft                                          3,657,420                94,068,843
Nintendo ADR                                         363,822(c)             21,056,199
Oracle                                               664,725(b)             14,311,529
SAP                                                    4,190(c)                243,499
Symantec                                             100,556(b)              2,118,715
                                                                       ---------------
Total                                                                      143,950,028
--------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                              26,590                 1,468,300
AutoNation                                            16,031(b)                165,440
AutoZone                                               5,144(b)                670,212

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
SPECIALTY RETAIL (CONT.)
Bed Bath & Beyond                                     34,454(b)               $958,855
Gap                                                  112,983                 1,821,286
Home Depot                                           481,084                11,464,231
Lowe's Companies                                     486,644(i)              9,888,605
Office Depot                                          30,952(b)                210,474
RadioShack                                            15,719                   262,193
Sherwin-Williams                                      11,888                   633,036
Staples                                               88,968                 2,001,780
Tiffany & Co                                          17,789                   672,246
TJX Companies                                        191,512                 6,455,870
                                                                       ---------------
Total                                                                       36,672,528
--------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Nike Cl B                                             48,509                 2,846,508
VF                                                    21,966                 1,572,326
                                                                       ---------------
Total                                                                        4,418,834
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Freddie Mac                                        2,057,347                16,808,526
Hudson City Bancorp                                   48,993                   894,607
Washington Federal                                    12,857                   239,140
                                                                       ---------------
Total                                                                       17,942,273
--------------------------------------------------------------------------------------

TOBACCO (2.2%)
Altria Group                                       1,150,407                23,410,782
Lorillard                                             17,965(b)              1,205,631
Philip Morris Intl                                 1,183,814                61,143,994
UST                                                   67,961                 3,575,428
                                                                       ---------------
Total                                                                       89,335,835
--------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                            7,786                   696,925
--------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
American Tower Cl A                                   21,603(b)                905,166
Sprint Nextel                                        619,353                 5,041,533
Turkcell ADR                                         106,276(c)              2,051,127
Vodafone Group                                    28,897,564(c)             77,409,489
Vodafone Group ADR                                 1,110,412(c)             29,792,354
                                                                       ---------------
Total                                                                      115,199,669
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $4,277,268,678)                                                  $3,944,415,463
--------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.3%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Altria Group(j)
Virgin Media(j)
Vodafone Group ADR(j)                             240,674             $100.00            Jan. 2009                $283,995
AmeriSourceBergen(j)
Bristol-Myers Squibb(j)
Nokia ADR(j)                                      224,040              100.00            Jan. 2009                 495,128
Hertz Global Holdings(j)
Telefonica(j)
Vodafone Group ADR(j)                             194,617              100.00            Jan. 2009                 136,388
Hong Kong Dollar                                1,012,421                7.73           March 2009                 225,365
Nokia                                               5,033               15.00            Dec. 2008               2,708,239
Nokia                                               7,559               18.00            Dec. 2008               1,868,679
Nokia ADR                                           2,180               25.00            Jan. 2009                 926,500
Sirius XM Radio                                     8,852                9.00            Aug. 2008                  44,260
Sirius XM Radio(j)
Virgin Media(j)
Vodafone Group ADR(j)                             213,932              100.00            Jan. 2009                  53,483
--------------------------------------------------------------------------------------------------------------------------

PUTS
Goldman Sachs Group                               239,727              446.25            Aug. 2008               1,080,474
NASDAQ 100 Index                                   28,351               43.00            Aug. 2008                 708,775
Research in Motion                                  1,123              115.00            Dec. 2008               1,344,792
S&P 500 Index                                       1,072            1,240.00            Aug. 2008               1,420,400
S&P 500 Index                                       1,232            1,260.00            Aug. 2008               2,470,160
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $22,945,180)                                                                                            $13,766,638
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.1%)(g)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term
Cash Fund, 2.54%                                124,337,493(l)         $124,337,493
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $124,337,493)                                                   $124,337,493
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,424,551,351)(m)                                            $4,082,519,594
===================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2008

                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION              LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
S&P 500 Index                          60           $19,006,500       Sept. 2008         $365,881

OPEN OPTIONS CONTRACTS WRITTEN AT JULY 31, 2008

                                         NUMBER OF      EXERCISE      PREMIUM       EXPIRATION
ISSUER                   PUTS/CALLS      CONTRACTS       PRICE        RECEIVED         DATE          VALUE(A)
--------------------------------------------------------------------------------------------------------------
Nokia                       Call           7,559             18       $934,566      Dec. 2008       $1,868,679
Research in Motion           Put           1,123            100        856,227      Dec. 2008          735,565
S&P 500 Index                Put           1,072          1,200        801,663      Aug. 2008          584,240
S&P 500 Index                Put           1,232          1,220        797,104      Aug. 2008        1,065,680
Sirius XM Radio             Call           8,852             10        394,191      Aug. 2008           22,130
--------------------------------------------------------------------------------------------------------------
Total                                                                                               $4,276,294
--------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2008

                             CURRENCY TO BE              CURRENCY TO BE           UNREALIZED        UNREALIZED
EXCHANGE DATE                  DELIVERED                    RECEIVED             APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Aug. 1, 2008                            805,674                   1,255,519              $--         $(1,902)
                         European Monetary Unit                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Aug. 5, 2008                            662,546                     425,003              331              --
                                    U.S. Dollar      European Monetary Unit
---------------------------------------------------------------------------------------------------------------
Sept. 4, 2008                        22,571,000                  45,016,280          381,074              --
                                  British Pound                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Sept. 5, 2008                         6,683,000                   6,361,013           94,766              --
                              Australian Dollar                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Sept. 5, 2008                        17,493,000                  34,893,987          303,505              --
                                  British Pound                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Sept. 11, 2008                       44,722,000                  69,847,267          197,246              --
                         European Monetary Unit                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Sept. 12, 2008                       36,981,000                  57,690,360           96,168              --
                         European Monetary Unit                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------
Total                                                                             $1,073,090         $(1,092)
---------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 10.9% of net assets.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  23

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $29,268,148 or 0.7% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At July 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.3% of net assets.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                            ACQUISITION
SECURITY                                       DATES                      COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                        08-02-07 thru 07-10-08          $31,700,520
Oaktree Capital Group LLC Cl A
   Unit*                               05-21-07 thru 03-14-08           12,205,136
Virgin Media                           11-15-06 thru 04-15-08          182,208,894

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) At July 31, 2008, investments in securities included securities valued at $4,835,700 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(j) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(k) At July 31, 2008, securities valued at $22,044,694 were held to cover open call options written. See Note 6 to the financial statements.

(l) Affiliated Money Market Fund - See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

(m) At July 31, 2008, the cost of securities for federal income tax purposes was $4,609,836,302 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $300,203,674
Unrealized depreciation                                           (827,520,382)
------------------------------------------------------------------------------
Net unrealized depreciation                                      $(527,316,708)
------------------------------------------------------------------------------

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 24 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  25

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $4,300,213,858)       $3,958,182,101
   Affiliated money market fund (identified cost
      $124,337,493)                                                124,337,493
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $4,424,551,351)                                               4,082,519,594
Cash                                                                 1,338,804
Foreign currency holdings (identified cost $1)                               1
Capital shares receivable                                              376,695
Dividends and accrued interest receivable                            9,079,663
Receivable for investment securities sold                           84,128,464
Unrealized appreciation on forward foreign currency
   contracts                                                         1,073,090
------------------------------------------------------------------------------
Total assets                                                     4,178,516,311
------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received
   $3,783,751)                                                       4,276,294
Capital shares payable                                              15,079,716
Payable for investment securities purchased                         64,094,744
Payable upon return of securities loaned                            32,299,100
Variation margin payable                                               308,000
Unrealized depreciation on forward foreign currency
   contracts                                                             1,092
Accrued investment management services fees                             63,204
Accrued distribution fees                                               35,986
Accrued transfer agency fees                                            12,123
Accrued administrative services fees                                     5,528
Accrued plan administration services fees                                1,300
Other accrued expenses                                                 681,310
Collateral and deposits payable                                      1,175,000
------------------------------------------------------------------------------
Total liabilities                                                  118,033,397
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $4,060,482,914
==============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $    9,010,201
Additional paid-in capital                                       4,751,328,658
Undistributed net investment income                                 47,429,271
Accumulated net realized gain (loss)                              (406,243,610)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (341,041,606)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $4,060,482,914
==============================================================================
*Including securities on loan, at value                         $   28,188,444
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 26 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

JULY 31, 2008

NET ASSET VALUE PER SHARE
                                NET ASSETS      SHARES OUTSTANDING      NET ASSET VALUE PER SHARE
Class A                     $3,388,815,212             750,529,476                          $4.52(1)
Class B                     $  432,695,950              98,119,285                          $4.41
Class C                     $   20,752,067               4,701,508                          $4.41
Class I                     $   38,943,788               8,562,931                          $4.55
Class R2                    $        3,743                     822                          $4.55
Class R3                    $        3,749                     822                          $4.56
Class R4                    $  179,264,616              39,104,432                          $4.58
Class R5                    $        3,789                     822                          $4.61
-------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $4.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  27

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $ 113,500,028
Interest                                                                4,306
Income distributions from affiliated money market fund              8,770,462
Fee income from securities lending                                  1,125,485
   Less foreign taxes withheld                                     (1,262,602)
-----------------------------------------------------------------------------
Total income                                                      122,137,679
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                25,467,893
Distribution fees
   Class A                                                         10,775,702
   Class B                                                          7,098,566
   Class C                                                            270,367
   Class R2                                                                22
   Class R3                                                                11
Transfer agency fees
   Class A                                                          9,066,345
   Class B                                                          1,605,617
   Class C                                                             59,194
   Class R2                                                                 3
   Class R3                                                                 3
   Class R4                                                           128,910
   Class R5                                                             3,535
Administrative services fees                                        2,524,199
Plan administration services fees
   Class R2                                                                11
   Class R3                                                                11
   Class R4                                                           644,550
Compensation of board members                                          99,527
Custodian fees                                                        589,410
Printing and postage                                                1,398,700
Registration fees                                                      91,517
Professional fees                                                     119,264
Other                                                                 186,595
-----------------------------------------------------------------------------
Total expenses                                                     60,129,952
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (3,079,363)
   Earnings and bank fee credits on cash balances                    (400,856)
-----------------------------------------------------------------------------
Total net expenses                                                 56,649,733
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    65,487,946
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

YEAR ENDED JULY 31, 2008

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $  10,407,715
   Foreign currency transactions                                  (14,523,705)
   Futures contracts                                              (11,520,899)
   Options contracts written                                       (2,376,453)
   Swap transactions                                               (2,348,917)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (20,362,259)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (865,038,637)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (885,400,896)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(819,912,950)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                        2008               2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $    65,487,946    $    63,564,209
Net realized gain (loss) on investments                   (20,362,259)       703,349,838
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (865,038,637)       323,820,329
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (819,912,950)     1,090,734,376
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (36,389,921)       (51,279,745)
      Class B                                                      --         (2,969,618)
      Class C                                                      --           (121,537)
      Class I                                                (866,696)        (1,522,653)
      Class R2                                                    (32)               (65)
      Class R3                                                    (44)               (66)
      Class R4                                             (2,588,075)        (5,679,767)
      Class R5                                                     --           (322,641)
   Net realized gain
      Class A                                            (503,800,045)      (125,265,857)
      Class B                                             (85,854,373)       (27,693,216)
      Class C                                              (3,230,993)          (831,229)
      Class I                                              (7,554,314)        (2,640,713)
      Class R2                                                   (539)              (115)
      Class R3                                                   (539)              (115)
      Class R4                                            (31,125,821)       (13,607,896)
      Class R5                                                   (539)          (560,037)
----------------------------------------------------------------------------------------
Total distributions                                      (671,411,931)      (232,495,270)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 30 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

YEAR ENDED JULY 31,                                        2008               2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                     $   211,484,181    $   370,676,879
   Class B shares                                          33,647,160         57,068,487
   Class C shares                                           2,226,679          2,755,399
   Class I shares                                          10,561,864         15,570,677
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                         34,516,064         28,329,694
   Class R5 shares                                                 --         26,931,801
Reinvestment of distributions at net asset value
   Class A shares                                         523,659,899        171,429,375
   Class B shares                                          85,230,086         30,416,192
   Class C shares                                           3,174,765            939,571
   Class I shares                                           8,419,823          4,163,008
   Class R4 shares                                         33,713,417         19,287,529
   Class R5 shares                                                 --            882,497
Payments for redemptions
   Class A shares                                      (1,190,365,828)    (1,564,111,579)
   Class B shares                                        (315,875,480)      (569,109,428)
   Class C shares                                          (8,714,618)       (10,923,150)
   Class I shares                                         (30,081,251)       (69,035,113)
   Class R4 shares                                       (150,506,498)      (882,819,499)
   Class R5 shares                                        (26,533,250)        (2,629,011)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (775,442,987)    (2,370,166,671)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (2,266,767,868)    (1,511,927,565)
Net assets at beginning of year                         6,327,250,782      7,839,178,347
----------------------------------------------------------------------------------------
Net assets at end of year                             $ 4,060,482,914    $ 6,327,250,782
========================================================================================
Undistributed net investment income                   $    47,429,271    $    40,157,282
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At July 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds, owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

 32 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At July 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2008 was $130,747,518 representing 3.22% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT 33 obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed

--------------------------------------------------------------------------------

 34 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At July 31, 2008, foreign currency holdings were entirely comprised of Taiwan dollars.

The Fund may enter into forward foreign currency contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  35

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $18,371,189 and accumulated net realized loss has been decreased by $18,360,779 resulting in a net reclassification adjustment to increase paid-in capital by $10,410.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                 2008            2007*
-----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................    $211,882,459    $ 114,060,835
      Long-term capital gain................     328,307,507       62,484,767
CLASS B
Distributions paid from:
      Ordinary income.......................      29,908,842       16,848,997
      Long-term capital gain................      55,945,531       13,813,837

--------------------------------------------------------------------------------

 36 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

YEAR ENDED JULY 31,                                 2008            2007*
-----------------------------------------------------------------------------
CLASS C
Distributions paid from:
      Ordinary income.......................    $  1,125,566    $     538,139
      Long-term capital gain................       2,105,427          414,627
CLASS I
Distributions paid from:
      Ordinary income.......................       3,498,173        2,846,125
      Long-term capital gain................       4,922,837        1,317,241
CLASS R2
Distributions paid from:
      Ordinary income.......................             220              123
      Long-term capital gain................             351               57
CLASS R3
Distributions paid from:
      Ordinary income.......................             232              124
      Long-term capital gain................             351               57
CLASS R4
Distributions paid from:
      Ordinary income.......................      13,430,477       12,499,767
      Long-term capital gain................      20,283,419        6,787,896
CLASS R5
Distributions paid from:
      Ordinary income.......................             188          603,320
      Long-term capital gain................             351          279,358

* Class R2, Class R3 and Class R5 are for the period from Dec. 11, 2006 (inception date) to July 31, 2007.

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income............................    $  64,131,416
Undistributed accumulated long-term gain.................    $          --
Accumulated realized loss................................    $(235,009,471)
Unrealized appreciation (depreciation)...................    $(528,977,890)

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position,

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT 37 financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $4,214,418 for the year

--------------------------------------------------------------------------------

 38 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT ended July 31, 2008. The management fee for the year ended July 31, 2008 was 0.47% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended July 31, 2008 was 0.05% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the year ended July 31, 2008 other expenses paid to this company were $27,518.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT 39 attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $13,585,000 and $175,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $2,642,943 for Class A, $697,051 for Class B and $2,614 for Class C for the year ended July 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the year ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.....................................................    0.97%
Class B.....................................................    1.73
Class C.....................................................    1.73
Class R2....................................................    1.14
Class R3....................................................    0.89
Class R4....................................................    0.82

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.....................................................    $2,485,731
Class B.....................................................       451,611
Class C.....................................................        15,549
Class R4....................................................       118,737

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 40 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2....................................................    $   11
Class R3....................................................        11
Class R4....................................................     7,713

Under an agreement which was effective until July 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................    1.05%
Class B.....................................................    1.81
Class C.....................................................    1.81
Class I.....................................................    0.67
Class R2....................................................    1.47
Class R3....................................................    1.22
Class R4....................................................    0.90
Class R5....................................................    0.72

Effective Aug. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................    1.04%
Class B.....................................................    1.81
Class C.....................................................    1.80
Class I.....................................................    0.62
Class R2....................................................    1.42
Class R3....................................................    1.17
Class R4....................................................    0.90
Class R5....................................................    0.67

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  41

EARNINGS AND BANK FEE CREDITS

During the year ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $400,856 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,532,920,686 and $4,856,373,311, respectively, for the year ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JULY 31, 2008
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                     43,972,212     98,990,509      (225,955,886)       (82,993,165)
Class B                      6,351,542     16,421,985       (65,543,343)       (42,769,816)
Class C                        430,927        611,708        (1,682,294)          (639,659)
Class I                      2,016,152      1,585,654        (6,198,548)        (2,596,742)
Class R4                     6,389,837      6,289,817       (27,462,232)       (14,782,578)
Class R5                            --             --        (4,152,231)        (4,152,231)
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED JULY 31, 2007
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                     59,268,105     29,154,657      (265,432,267)      (177,009,505)
Class B                      9,841,913      5,262,317       (95,077,518)       (79,973,288)
Class C                        475,544        162,555        (1,886,761)        (1,248,662)
Class I                      2,660,792        705,595       (11,591,197)        (8,224,810)
Class R2                           822             --                --                822
Class R3                           822             --                --                822
Class R4                     4,699,528      3,241,602      (149,629,106)      (141,687,976)
Class R5                     4,421,287        149,070          (417,304)         4,153,053
----------------------------------------------------------------------------------------------

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 42 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2008, securities valued at $28,188,444 were on loan to brokers. For collateral, the Fund received $32,299,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $1,125,485 for the year ended July 31, 2008. Expenses paid to the Investment Manager as securities lending agent were $25,365 for the year ended July 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended July 31, 2008, are as follows:

                                               PUTS                        CALLS
                                     CONTRACTS      PREMIUMS      CONTRACTS     PREMIUMS
------------------------------------------------------------------------------------------
Balance July 31, 2007                  20,639     $  2,621,153      27,883     $ 3,953,892
Opened                                 67,904       13,043,749     189,456       7,088,685
Closed                                (84,243)     (12,702,678)   (147,275)     (8,353,184)
Expired                                  (873)        (507,230)    (53,653)     (1,360,636)
------------------------------------------------------------------------------------------
Balance July 31, 2008                   3,427     $  2,454,994      16,411     $ 1,328,757
------------------------------------------------------------------------------------------

See "Summary of Significant Accounting Policies."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT 43 fund aggregated $3,280,001,945 and $3,389,054,584, respectively, for the year ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $91,172,850 at July, 31, 2008, that if not offset by capital gains will expire as follows:

     2009          2010          2011
  $60,717,128   $20,982,455   $9,473,267

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $143,836,621 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 44 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT 45 and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 46 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $6.05          $5.40          $5.26          $4.64          $4.53
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .06(b)         .06            .04            .01
Net gains (losses) (both realized and
 unrealized)                               (.90)           .79            .12            .61            .32
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.83)           .85            .18            .65            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.06)          (.04)          (.02)            --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.70)          (.20)          (.04)          (.03)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.52          $6.05          $5.40          $5.26          $4.64
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $3,389         $5,039         $5,461         $1,030         $1,248
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.03%          1.09%          1.06%          1.16%          1.23%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .97%          1.09%          1.06%          1.11%          1.20%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.31%           .99%          1.08%           .79%           .36%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (15.40%)        15.79%          3.51%         13.99%          7.19%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.96% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  47

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.91          $5.29          $5.15          $4.56          $4.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized and
 unrealized)                               (.88)           .76            .12            .60            .31
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.85)           .77            .14            .60            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.01)            --             --             --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.15)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.41          $5.91          $5.29          $5.15          $4.56
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $433           $833         $1,169           $472           $572
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.79%          1.86%          1.84%          1.93%          1.98%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.73%          1.86%          1.84%          1.88%          1.95%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .56%           .23%           .28%           .02%          (.46%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (15.97%)        14.71%          2.72%         13.09%          6.48%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 48 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.92          $5.30          $5.16          $4.57          $4.49
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized and
 unrealized)                               (.89)           .77            .12            .60            .31
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.86)           .78            .14            .60            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.02)            --             --             --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.16)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.41          $5.92          $5.30          $5.16          $4.57
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $21            $32            $35             $9            $11
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.79%          1.86%          1.84%          1.93%          2.01%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.73%          1.86%          1.84%          1.88%          1.98%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .55%           .23%           .28%           .02%          (.43%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (16.11%)        14.80%          2.71%         13.06%          6.46%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  49

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005        2004(B)
Net asset value, beginning of period      $6.09          $5.44          $5.31          $4.67          $5.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(c)         .09(c)         .10            .05             --
Net gains (losses) (both realized and
 unrealized)                               (.90)           .78            .12            .63           (.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.81)           .87            .22            .68           (.28)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)          (.09)          (.03)            --
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.13)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.73)          (.22)          (.09)          (.04)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.55          $6.09          $5.44          $5.31          $4.67
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $39            $68           $105            $43            $14
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)              .57%           .63%           .59%           .70%           .72%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .57%           .63%           .59%           .65%           .71%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.74%          1.44%          1.53%          1.24%           .74%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.02%)        16.13%          4.06%         14.64%         (5.65%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.56% for the year ended July 31, 2008.
(i)  Not annualized.

--------------------------------------------------------------------------------

 50 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period      $6.08          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .03
Net gains (losses) (both realized and
 unrealized)                               (.90)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.84)           .22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.69)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.55          $6.08
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.39%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.14%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.15%           .67%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.45%)         3.71%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  51

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period      $6.09          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .08            .04
Net gains (losses) (both realized and
 unrealized)                               (.90)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.82)           .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.71)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.56          $6.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.14%          1.19%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .89%          1.19%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.40%           .92%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.19%)         3.88%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------

 52 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $6.13          $5.47          $5.28          $4.66          $4.54
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .07(b)         .09            .04            .01
Net gains (losses) (both realized and
 unrealized)                               (.92)           .79            .12            .61            .34
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.84)           .86            .21            .65            .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.06)          (.02)          (.02)          (.01)
Distributions from realized gains          (.65)          (.14)            --           (.01)          (.22)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.71)          (.20)          (.02)          (.03)          (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.58          $6.13          $5.47          $5.28          $4.66
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $179           $330         $1,069            $--             $8
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .87%           .90%           .81%           .95%          1.03%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .82%           .89%           .81%           .90%          1.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.46%          1.14%          1.41%          1.08%           .50%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%           116%           128%            99%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.40%)        15.80%          4.03%         14.06%          7.44%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.81% for the year ended July 31, 2008.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  53

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008           2007(B)
Net asset value, beginning of period      $6.11          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .08            .06
Net gains (losses) (both realized and
 unrealized)                               (.93)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.85)           .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.61          $6.11
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .67%           .70%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .67%           .70%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.21%          1.44%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     68%            66%
-----------------------------------------------------------------------------------------------------------
Total return                            (15.38%)         4.24%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended July 31, 2008.
(i)  Not annualized.

--------------------------------------------------------------------------------

 54 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE LARGE CAP EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Large Cap Equity Fund (the Fund) (one of the portfolios constituting the RiverSource Large Cap Series, Inc.) as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

--------------------------------------------------------------------------------

                     RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT  55

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Large Cap Equity Fund of the RiverSource Large Cap Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
September 22, 2008

--------------------------------------------------------------------------------

 56 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (4.6%)
Boeing                                                 7,055                $431,131
General Dynamics                                       2,153                 191,918
Goodrich                                               4,275                 210,074
Honeywell Intl                                        10,525                 535,091
L-3 Communications Holdings                            2,536                 250,278
Lockheed Martin                                        4,969                 518,416
Spirit AeroSystems Holdings Cl A                       3,905(b)               84,582
United Technologies                                    4,640                 296,867
                                                                     ---------------
Total                                                                      2,518,357
------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                            10,412(b)               49,978
------------------------------------------------------------------------------------

BEVERAGES (1.3%)
Coca-Cola                                              7,809                 402,163
Molson Coors Brewing Cl B                              2,476                 133,630
PepsiCo                                                2,852                 189,829
                                                                     ---------------
Total                                                                        725,622
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Amgen                                                  3,923(b)              245,697
Genzyme                                                1,790(b)              137,204
ImClone Systems                                        1,795(b)              114,754
                                                                     ---------------
Total                                                                        497,655
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                  8,420                 138,846
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Bank of New York Mellon                                7,429                 263,730
Blackstone Group LP                                    5,659                 105,088
Goldman Sachs Group                                    1,773                 326,303
KKR Private Equity Investors LP Unit                   5,866                  77,433
Legg Mason                                             2,763                 111,487
Lehman Brothers Holdings                              21,149                 366,723

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Merrill Lynch & Co                                     6,517                $173,678
Morgan Stanley                                        11,799                 465,824
Oaktree Capital Group LLC Cl A Unit                    4,000(d,e)            112,000
State Street                                           1,556                 111,472
                                                                     ---------------
Total                                                                      2,113,738
------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Dow Chemical                                          11,730                 390,726
Eastman Chemical                                       1,550                  92,938
EI du Pont de
 Nemours & Co                                          6,458                 282,925
                                                                     ---------------
Total                                                                        766,589
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
Fifth Third Bancorp                                   14,281                 199,506
PNC Financial Services Group                           4,041                 288,083
SunTrust Banks                                         2,954                 121,291
Wachovia                                              27,982                 483,249
Wells Fargo & Co                                      11,853                 358,790
                                                                     ---------------
Total                                                                      1,450,919
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
Cisco Systems                                         16,949(b)              372,709
Motorola                                              15,682                 135,492
Nokia ADR                                             12,391(c)              338,522
QUALCOMM                                               4,985                 275,870
                                                                     ---------------
Total                                                                      1,122,593
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.5%)
Dell                                                   3,489(b)               85,725
Hewlett-Packard                                       14,168                 634,726
IBM                                                    4,392                 562,088
SanDisk                                                3,795(b)               53,510
                                                                     ---------------
Total                                                                      1,336,049
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                  1,566                $127,394
KBR                                                    4,723                 134,606
                                                                     ---------------
Total                                                                        262,000
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
American Express                                       4,751                 176,357
Capital One Financial                                  3,323                 139,101
                                                                     ---------------
Total                                                                        315,458
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.1%)
Apollo Mgmt LP                                        11,000(d,e)            154,000
Bank of America                                       49,900               1,641,709
Citigroup                                             47,000                 878,430
JPMorgan Chase & Co                                   29,783               1,210,083
                                                                     ---------------
Total                                                                      3,884,222
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.6%)
AT&T                                                  55,258               1,702,499
Deutsche Telekom                                       9,220(c)              159,589
Frontier Communications                                7,353                  85,001
Qwest Communications Intl                             12,281                  47,036
Telefonica                                             3,200(c)               83,024
Verizon Communications                                41,329               1,406,839
Windstream                                             7,157                  85,311
                                                                     ---------------
Total                                                                      3,569,299
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.2%)
Entergy                                                4,474                 478,360
Exelon                                                 6,249                 491,296
FPL Group                                              2,032                 131,125
PPL                                                    2,763                 129,750
Southern                                              15,043                 532,373
                                                                     ---------------
Total                                                                      1,762,904
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                       4,023                 195,920
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Tyco Electronics                                       3,241(c)              107,407
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ENERGY EQUIPMENT & SERVICES (2.1%)
Baker Hughes                                           2,244                $186,050
Halliburton                                            4,770                 213,791
Natl Oilwell Varco                                     2,706(b)              212,773
Schlumberger                                           1,353                 137,465
Transocean                                             1,683(b)              228,939
Weatherford Intl                                       4,084(b)              154,089
                                                                     ---------------
Total                                                                      1,133,107
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
CVS Caremark                                           3,962                 144,613
Safeway                                                3,367                  89,966
Walgreen                                               2,069                  71,049
Wal-Mart Stores                                        8,024                 470,368
                                                                     ---------------
Total                                                                        775,996
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kellogg                                                3,759                 199,452
Kraft Foods Cl A                                       3,702                 117,798
                                                                     ---------------
Total                                                                        317,250
------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                  3,932                 178,827
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Boston Scientific                                     16,981(b)              201,904
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
Aetna                                                  5,504                 225,718
Cardinal Health                                        2,963                 159,202
CIGNA                                                  3,749                 138,788
Humana                                                 2,704(b)              118,733
McKesson                                               1,744                  97,647
UnitedHealth Group                                     4,000                 112,320
                                                                     ---------------
Total                                                                        852,408
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Darden Restaurants                                     2,021                  65,824
Intl Game Technology                                   3,402                  73,857
Marriott Intl Cl A                                     3,953                 102,423
                                                                     ---------------
Total                                                                        242,104
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (1.8%)
Centex                                                10,238                $150,294
DR Horton                                             17,395                 193,432
Harman Intl Inds                                       2,504                 103,090
Hovnanian Enterprises Cl A                            12,778(b)               89,829
KB Home                                               12,588                 221,423
Lennar Cl A                                            6,415                  77,622
Whirlpool                                              1,820                 137,774
                                                                     ---------------
Total                                                                        973,464
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Clorox                                                 1,485                  80,933
Colgate-Palmolive                                      1,237                  91,872
Procter & Gamble                                       6,592                 431,644
                                                                     ---------------
Total                                                                        604,449
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.9%)
3M                                                     1,489                 104,811
General Electric                                      44,447               1,257,406
Tyco Intl                                              4,304(c)              191,786
                                                                     ---------------
Total                                                                      1,554,003
------------------------------------------------------------------------------------

INSURANCE (6.3%)
ACE                                                   12,336(c)              625,435
AFLAC                                                  8,764                 487,366
American Intl Group                                   18,887                 492,006
Arch Capital Group                                     1,483(b,c)            103,410
Assured Guaranty                                       2,840(c)               32,546
Chubb                                                  4,870                 233,955
Endurance Specialty Holdings                           2,484(c)               76,010
Hartford Financial Services Group                      8,021                 508,451
Max Capital Group                                      2,561(c)               60,107
MetLife                                                3,986                 202,369
Prudential Financial                                   8,080                 557,278
Validus Holdings                                       1,388(c)               31,660
XL Capital Cl A                                        1,882(c)               33,669
                                                                     ---------------
Total                                                                      3,444,262
------------------------------------------------------------------------------------

IT SERVICES (0.6%)
Automatic Data Processing                              4,232                 180,749
Electronic Data Systems                                4,409                 109,387
MasterCard Cl A                                          237                  57,864
                                                                     ---------------
Total                                                                        348,000
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (2.5%)
Caterpillar                                            3,092                $214,956
Danaher                                                1,340                 106,731
Deere & Co                                             6,019                 422,293
Flowserve                                              2,599                 346,551
Ingersoll-Rand Cl A                                    1,519(c)               54,684
Parker Hannifin                                        3,555                 219,272
                                                                     ---------------
Total                                                                      1,364,487
------------------------------------------------------------------------------------

MEDIA (5.5%)
Comcast Cl A                                          11,717                 241,605
Comcast Special Cl A                                   7,596                 156,022
News Corp Cl A                                        33,510                 473,496
Sirius XM Radio                                      104,331(b)              166,930
Time Warner                                           42,098                 602,844
Viacom Cl B                                            6,215(b)              173,585
Virgin Media                                          31,552(e)              354,013
Vivendi                                                9,607(c)              401,635
Walt Disney                                           14,078                 427,267
                                                                     ---------------
Total                                                                      2,997,397
------------------------------------------------------------------------------------

METALS & MINING (0.5%)
Alcoa                                                  7,455                 251,606
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
JC Penney                                              5,530                 170,490
Kohl's                                                 2,341(b)               98,111
Target                                                 3,237                 146,410
                                                                     ---------------
Total                                                                        415,011
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Dominion Resources                                     6,826                 301,573
Xcel Energy                                           10,422                 209,065
                                                                     ---------------
Total                                                                        510,638
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.6%)
Anadarko Petroleum                                     1,142                  66,133
BP ADR                                                 4,276(c)              262,717
Chesapeake Energy                                      1,298                  65,095
Chevron                                               22,856               1,932,703
ConocoPhillips                                        16,415               1,339,792
Devon Energy                                           3,863                 366,560
Exxon Mobil                                           37,576               3,022,238
Marathon Oil                                           3,522                 174,233
Royal Dutch Shell ADR                                  2,781(c)              196,867
Total                                                  7,139(c)              546,574
                                                                     ---------------
Total                                                                      7,972,912
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.7%)
Intl Paper                                             7,476                $207,234
Weyerhaeuser                                           2,962                 158,349
                                                                     ---------------
Total                                                                        365,583
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Avon Products                                          4,928                 208,947
Herbalife                                              1,484(c)               64,094
                                                                     ---------------
Total                                                                        273,041
------------------------------------------------------------------------------------

PHARMACEUTICALS (5.7%)
Bristol-Myers Squibb                                  20,512                 433,213
Johnson & Johnson                                      5,384                 368,642
Merck & Co                                            13,623                 448,197
Pfizer                                                75,357               1,406,914
Schering-Plough                                        3,536                  74,539
Wyeth                                                  9,159                 371,123
                                                                     ---------------
Total                                                                      3,102,628
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Apartment Investment & Management Cl A                 3,270                 111,736
------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Hertz Global Holdings                                  6,520(b)               55,616
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                                30,146(b)              126,915
Atmel                                                 27,856(b)               98,332
Infineon Technologies                                  6,770(b,c)             50,822
Infineon Technologies ADR                              8,275(b,c)             62,228
Intel                                                 21,913                 486,250
Micron Technology                                     38,110(b)              184,071
ON Semiconductor                                       6,124(b)               57,504
Spansion Cl A                                         28,780(b)               65,906
Teradyne                                              18,655(b)              174,797
Texas Instruments                                      4,465                 108,857
                                                                     ---------------
Total                                                                      1,415,682
------------------------------------------------------------------------------------

SOFTWARE (1.1%)
Microsoft                                             17,694                 455,090
Oracle                                                 7,653(b)              164,769
                                                                     ---------------
Total                                                                        619,859
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SPECIALTY RETAIL (1.3%)
Gap                                                    4,539                 $73,169
Home Depot                                             9,240                 220,189
Lowe's Companies                                      10,635                 216,103
TJX Companies                                          5,067                 170,809
                                                                     ---------------
Total                                                                        680,270
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Freddie Mac                                           42,734                 349,137
------------------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                          13,961                 284,106
Philip Morris Intl                                    15,131                 781,517
UST                                                    1,341                  70,550
                                                                     ---------------
Total                                                                      1,136,173
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                                         14,119                 114,929
Vodafone Group ADR                                    11,342(c)              304,306
                                                                     ---------------
Total                                                                        419,235
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $58,190,075)                                                      $53,484,341
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund, 2.54%             679,485(f)             $679,485
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $679,485)                                                           $679,485
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $58,869,560)(g)                                                  $54,163,826
===================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  19

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2008

                                          CURRENCY TO BE          CURRENCY TO BE       UNREALIZED
EXCHANGE DATE                               DELIVERED                RECEIVED         DEPRECIATION
--------------------------------------------------------------------------------------------------
Aug. 1, 2008                                          32,973            51,383             $(45)
                                      European Monetary Unit       U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 7.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $266,000 or 0.5% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                            08-02-07 thru 01-16-08         $242,920
Oaktree Capital Group LLC Cl A Unit*       05-21-07 thru 07-19-07          164,500
Virgin Media                               01-05-06 thru 04-10-08          645,420

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

(g) At July 31, 2008, the cost of securities for federal income tax purposes was $60,286,046 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $  5,408,118
Unrealized depreciation                                            (11,530,338)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (6,122,220)
------------------------------------------------------------------------------

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 20 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  21

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $58,190,075)           $53,484,341
   Affiliated money market fund (identified cost $679,485)          679,485
---------------------------------------------------------------------------
Total investments in securities (identified cost
   $58,869,560)                                                  54,163,826
Capital shares receivable                                            25,614
Dividends receivable                                                120,368
Receivable for investment securities sold                           726,237
---------------------------------------------------------------------------
Total assets                                                     55,036,045
---------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              146,101
Payable for investment securities purchased                         463,454
Unrealized depreciation on forward foreign currency
   contracts                                                             45
Accrued investment management services fees                             905
Accrued distribution fees                                               466
Accrued transfer agency fees                                             65
Accrued administrative services fees                                     90
Other accrued expenses                                               90,754
---------------------------------------------------------------------------
Total liabilities                                                   701,880
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $54,334,165
===========================================================================
REPRESENTED BY
Capital stock - $.01 par value                                  $   130,021
Additional paid-in capital                                       59,563,353
Undistributed net investment income                                 491,247
Accumulated net realized gain (loss)                             (1,144,717)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (4,705,739)
---------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $54,334,165
===========================================================================

--------------------------------------------------------------------------------

 22 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

JULY 31, 2008

NET ASSET VALUE PER SHARE
                                   NET ASSETS    SHARES OUTSTANDING    NET ASSET VALUE PER SHARE
Class A                           $35,085,132             8,397,421                        $4.18(1)
Class B                           $ 7,328,116             1,765,846                        $4.15
Class C                           $   659,182               159,562                        $4.13
Class I                           $11,230,530             2,671,840                        $4.20
Class R2                          $     3,187                   763                        $4.18
Class R3                          $     3,192                   763                        $4.18
Class R4                          $    21,573                 5,115                        $4.22
Class R5                          $     3,253                   763                        $4.26
------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $4.44. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  23

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $  2,003,351
Income distributions from affiliated money market fund                89,627
      Less foreign taxes withheld                                    (12,625)
----------------------------------------------------------------------------
Total income                                                       2,080,353
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                  401,168
Distribution fees
   Class A                                                           123,733
   Class B                                                           118,887
   Class C                                                             8,842
   Class R2                                                               19
   Class R3                                                                9
Transfer agency fees
   Class A                                                           102,465
   Class B                                                            26,100
   Class C                                                             1,909
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                               15
   Class R5                                                                2
Administrative services fees                                          45,929
Plan administration services fees
   Class R2                                                                9
   Class R3                                                                9
   Class R4                                                               75
Compensation of board members                                          1,406
Custodian fees                                                        48,440
Printing and postage                                                  41,295
Registration fees                                                     71,110
Professional fees                                                     39,424
Other                                                                  6,027
----------------------------------------------------------------------------
Total expenses                                                     1,036,877
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (123)
   Earnings and bank fee credits on cash balances                     (2,151)
----------------------------------------------------------------------------
Total net expenses                                                 1,034,603
----------------------------------------------------------------------------
Investment income (loss) - net                                     1,045,750
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

YEAR ENDED JULY 31, 2008

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                        $    930,456
   Foreign currency transactions                                        (649)
   Futures contracts                                                  (2,300)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                              927,507
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
      currencies                                                 (16,296,453)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (15,368,946)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(14,323,196)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                            2008            2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $  1,045,750    $    917,420
Net realized gain (loss) on investments                         927,507       7,965,867
Net change in unrealized appreciation (depreciation) on
   investments and
   on translation of assets and liabilities in foreign
   currencies                                               (16,296,453)      4,751,162
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               (14,323,196)     13,634,449
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                  (682,628)       (754,607)
      Class B                                                   (32,633)        (58,266)
      Class C                                                    (4,493)         (4,777)
      Class I                                                  (311,395)       (250,586)
      Class R2                                                      (49)            (78)
      Class R3                                                      (60)            (78)
      Class R4                                                     (623)           (453)
      Class R5                                                       --             (79)
   Net realized gain
      Class A                                                (4,625,594)     (9,225,989)
      Class B                                                (1,148,253)     (2,795,600)
      Class C                                                   (84,730)       (166,141)
      Class I                                                (1,493,181)     (2,248,825)
      Class R2                                                     (369)           (708)
      Class R3                                                     (369)           (708)
      Class R4                                                   (3,183)         (5,335)
      Class R5                                                     (369)           (708)
---------------------------------------------------------------------------------------
Total distributions                                          (8,387,929)    (15,512,938)
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 26 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

YEAR ENDED JULY 31,                                            2008            2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales Class A shares                         $  4,629,689    $ 10,152,788
   Class B shares                                               701,838       1,711,166
   Class C shares                                               135,278         211,888
   Class I shares                                             2,612,695       2,650,378
   Class R2 shares                                                   --           5,000
   Class R3 shares                                                   --           5,000
   Class R4 shares                                                1,000           1,000
   Class R5 shares                                                   --       2,488,893
Reinvestment of distributions at net asset value
   Class A shares                                             5,196,120       9,755,373
   Class B shares                                             1,166,160       2,826,941
   Class C shares                                                87,581         162,715
   Class I shares                                             1,804,061       2,498,502
   Class R4 shares                                                2,650           3,775
Payments for redemptions
   Class A shares                                           (22,746,329)    (19,024,336)
   Class B shares                                            (6,130,946)     (8,203,518)
   Class C shares                                              (340,594)       (420,058)
   Class I shares                                            (5,559,082)     (1,080,983)
   Class R4 shares                                              (10,330)             --
   Class R5 shares                                                   --      (2,561,087)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (18,450,209)      1,183,437
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (41,161,334)       (695,052)
Net assets at beginning of year                              95,495,499      96,190,551
---------------------------------------------------------------------------------------
Net assets at end of year                                  $ 54,334,165    $ 95,495,499
=======================================================================================
Undistributed net investment income                        $    491,247    $    496,785
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Value Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At July 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

 28 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At July 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2008 was $620,013 representing 1.14% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT 29 be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At July 31, 2008, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At July 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

 30 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT 31 dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $19,407 and accumulated net realized loss has been decreased by $19,407.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                    2008         2007*
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income...........................    $1,307,656    $2,470,246
      Long-term capital gain....................     4,000,566     7,510,350
CLASS B
Distributions paid from:
      Ordinary income...........................       187,794       578,128
      Long-term capital gain....................       993,092     2,275,738
CLASS C
Distributions paid from:
      Ordinary income...........................        15,942        35,672
      Long-term capital gain....................        73,281       135,246
CLASS I
Distributions paid from:
      Ordinary income...........................       513,160       668,771
      Long-term capital gain....................     1,291,416     1,830,640
CLASS R2
Distributions paid from:
      Ordinary income...........................            99           210
      Long-term capital gain....................           319           576
CLASS R3
Distributions paid from:
      Ordinary income...........................           110           210
      Long-term capital gain....................           319           576
CLASS R4
Distributions paid from:
      Ordinary income...........................         1,053         1,445
      Long-term capital gain....................         2,753         4,343
CLASS R5
Distributions paid from:
      Ordinary income...........................            50           211
      Long-term capital gain....................           319           576

* Class R2, Class R3 and Class R5 are for the period from Dec. 11, 2006 (inception date) to July 31, 2007.

--------------------------------------------------------------------------------

 32 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $    498,551
Undistributed accumulated long-term gain...................    $    265,156
Unrealized appreciation (depreciation).....................    $ (6,122,916)

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  33

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $58,120 for the year ended July 31, 2008. The management fee for the year ended July 31, 2008 was 0.53% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended July 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended July 31, 2008, other expenses paid to this company were $447.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

 34 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $228,000 and $5,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $51,849 for Class A, $12,242 for Class B and $43 for Class C for the year ended July 31, 2008.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  35

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the year ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class R2....................................................        1.41%
Class R3....................................................        1.15
Class R4....................................................        0.81

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4....................................................    $30

The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2....................................................    $ 9
Class R3....................................................      9
Class R4....................................................     75

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4....................................................        1.13%

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS

During the year ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $2,151 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $18,259,592 and $41,262,559, respectively, for the year ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 36 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JULY 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                         972,781      1,043,398       (4,547,178)       (2,530,999)
Class B                         144,597        234,640       (1,285,647)         (906,410)
Class C                          26,989         17,693          (69,667)          (24,985)
Class I                         513,889        361,535       (1,138,246)         (262,822)
Class R4                            213            530           (2,217)           (1,474)
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED JULY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       1,700,418      1,738,926       (3,203,244)          236,100
Class B                         290,285        506,620       (1,386,106)         (589,201)
Class C                          36,321         29,213          (71,502)           (5,968)
Class I                         440,786        443,784         (184,695)          699,875
Class R2*                           763             --               --               763
Class R3*                           763             --               --               763
Class R4                            165            671               --               836
Class R5*                       439,307             --         (438,544)              763
----------------------------------------------------------------------------------------------

*    For the period from Dec. 11, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $25,920,004 and $28,557,816, respectively, for the year ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT 37 agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings,

--------------------------------------------------------------------------------

 38 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  39

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.71          $5.88          $5.83          $5.34          $4.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .06(b)         .09            .06            .04
Net gains (losses) (both realized and
 unrealized)                              (1.05)           .77            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.98)           .83            .41            .76            .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.07)          (.07)          (.04)          (.03)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.55)         (1.00)          (.36)          (.27)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.18          $5.71          $5.88          $5.83          $5.34
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $35            $62            $63            $74            $67
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.31%          1.28%          1.21%          1.29%          1.54%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.31%          1.28%          1.21%          1.29%          1.24%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.41%           .99%          1.35%          1.07%           .95%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (18.65%)        14.47%          7.39%         14.52%         12.85%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.66          $5.82          $5.77          $5.29          $4.95
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .78            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.01)           .79            .36            .71            .59
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.50)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.15          $5.66          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7            $15            $19            $28            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.07%          2.05%          1.97%          2.05%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.07%          2.05%          1.97%          2.05%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .65%           .23%           .59%           .30%           .16%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (19.35%)        13.75%          6.51%         13.66%         12.00%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.64          $5.82          $5.77          $5.29          $4.94
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                              (1.03)           .76            .32            .70            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.00)           .77            .36            .71            .60
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.13          $5.64          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.08%          2.04%          1.98%          2.06%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          2.08%          2.04%          1.98%          2.06%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .65%           .23%           .58%           .30%           .19%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(g)                         (19.25%)        13.50%          6.56%         13.62%         12.19%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005        2004(B)
Net asset value, beginning of period      $5.75          $5.91          $5.86          $5.36          $5.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(c)         .08(c)         .12            .07            .03
Net gains (losses) (both realized and
 unrealized)                              (1.07)           .79            .32            .72           (.24)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.97)           .87            .44            .79           (.21)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.10)          (.10)          (.06)            --
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.03)          (.39)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.20          $5.75          $5.91          $5.86          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $11            $17            $13            $38            $16
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .86%           .85%           .75%           .86%          1.02%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .86%           .85%           .75%           .86%           .93%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.87%          1.41%          1.85%          1.50%          1.33%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return                            (18.41%)        15.10%          7.86%         14.97%         (3.77%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  43

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.69          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .07            .02
Net gains (losses) (both realized and unrealized)                (1.03)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.96)           .17
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.07)          (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.55)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.18          $5.69
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.65%          1.63%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.41%          1.63%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.32%           .55%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.44%)         2.84%(i)
-------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.70          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .08            .03
Net gains (losses) (both realized and unrealized)                (1.04)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.96)           .18
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.08)          (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.56)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.18          $5.70
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.39%          1.38%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.15%          1.38%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.58%           .80%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.38%)         3.03%(i)
-------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  45

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.74          $5.90          $5.85          $5.36          $4.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .07(b)         .10            .07            .04
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .78            .32            .70            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.94)           .85            .42            .77            .65
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.08)          (.08)          (.05)          (.04)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.01)          (.37)          (.28)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.22          $5.74          $5.90          $5.85          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.15%          1.13%          1.00%          1.11%          1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .81%          1.12%          1.00%          1.11%          1.06%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.90%          1.14%          1.69%          1.25%          1.12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     24%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return                            (17.99%)        14.67%          7.55%         14.67%         13.14%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.

--------------------------------------------------------------------------------

 46 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008           2007(B)
Net asset value, beginning of period                             $5.72          $6.55
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .09            .05
Net gains (losses) (both realized and unrealized)                (1.07)           .15
-------------------------------------------------------------------------------------
Total from investment operations                                  (.98)           .20
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                --           (.10)
Distributions from realized gains                                 (.48)          (.93)
-------------------------------------------------------------------------------------
Total distributions                                               (.48)         (1.03)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $4.26          $5.72
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Total expenses(d),(e)                                             .92%           .83%(f)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     1.81%          1.45%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            24%            35%
-------------------------------------------------------------------------------------
Total return                                                   (18.41%)         3.40%(g)
-------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM ----------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE LARGE CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Large Cap Value Fund (the Fund) (one of the portfolios constituting the RiverSource Large Cap Series, Inc.) as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

--------------------------------------------------------------------------------

 48 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Large Cap Value Fund of the RiverSource Large Cap Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/ Ernst & Young
LLP
Minneapolis, Minnesota
September 22, 2008

--------------------------------------------------------------------------------

                      RIVERSOURCE LARGE CAP VALUE FUND -- 2008 ANNUAL REPORT  49

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)(1)    Articles of Incorporation, as amended November 10, 1988, filed as
          Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement
          No. 2-38355, are incorporated by reference.

(a)(2)    Articles of Amendment, dated June 16, 1999, filed electronically as
          Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration
          Statement No. 2-38355, are incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically on or about March 5, 2003 as Exhibit (a)(3) to Post-Effective
          Amendment No. 74 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about Sept. 27, 2006 as Exhibit (a)(4) to Registrant's
          Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 are incorporated by reference.

(a)(5) Certificate of Designation, dated Nov. 28, 2006, filed electronically on or about Sept. 26, 2007 as Exhibit (a)(5) to Registrant's
          Post-Effective Amendment No. 84 to Registration Statement No. 2-38355 is incorporated by reference.

(b) By-laws, as amended April 13, 2006, are filed electronically herewith as Exhibit (b) to Registrant's Post-Effective Amendment No. 85 to
          Registration Statement No. 2-38355.

(c)       Stock certificate, filed as Exhibit No. 3 to Registrant's Amendment
          No. 1 to Registration Statement No. 2-38355, dated Feb. 2, 1971, is incorporated by reference.

(d)       Investment Management Services Agreement, dated May 1, 2006, between
          Registrant and RiverSource Investments, LLC filed electronically on or about Sept. 27, 2006 as Exhibit (d) to Registrant's Post-Effective
          Amendment No. 82 to Registration Statement No. 2-38355 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors,
          Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective
          Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2)    Form of Service Agreement for RiverSource Distributors, Inc. and
          RiverSource Service Corporation filed electronically on or about Aug.
          27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc.
          Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series,
          Inc. Post-Effective Amendment No. 39 to Registration Statement No.
          33-20872 is incorporated by reference.

(f)       Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1)    Custodian Agreement, dated Oct. 1, 2005, amended and restated April
          10, 2008, between Registrant and Ameriprise Trust Company filed electronically on or about April 21, 2008 as Exhibit (g)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to
          Registration Statement No. 333-146374 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13,
          1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals
          Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement
          No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3)    Custodian Agreement First Amendment between American Express Trust
          Company (now known as Ameriprise Trust Company) and The Bank of New
          York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to
          AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to
          Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4)    Custodian Agreement Second Amendment between American Express Trust
          Company (now known as Ameriprise Trust Company) and The Bank of New
          York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to
          AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to
          Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5)    Custodian Agreement Amendment between American Express Trust Company
          (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP
          Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to
          Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6)    Custodian Agreement Amendment between American Express Trust Company
          (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP
          Partners Series, Inc. Post-Effective Amendment No. 7 to Registration
          Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and Ameriprise Financial,
          Inc. filed electronically on or about July 28, 2008 as Exhibit (h)(1) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment
          No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(2)    Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated
          June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit (h)(2) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment
          No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Service
          Corporation filed electronically on or about July 28, 2008 as Exhibit
          (h)(3) to RiverSource High Yield Income Series, Inc. Post-Effective
          Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(4)    Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to
          Post-Effective Amendment No. 33 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(5)    Agreement and Plan of Reorganization, dated March 10, 2000, between
          AXP Growth Series, Inc. on behalf of AXP Growth Fund is incorporated by reference to Exhibit (h)(11), to Registrant's Post-Effective
          Amendment No. 66 filed on or about Sept. 29, 2000.

(h)(6)    Agreement and Plan of Reorganization, dated Jan. 8, 2004, between AXP
          Growth Series, Inc. on behalf of AXP Large Cap Equity Fund and
          American Express Financial Corporation filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to Post-Effective Amendment
          No. 79 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(7)    Agreement and Plan of Reorganization between AXP Dimensions Series,
          Inc., on behalf of RiverSource New Dimensions Fund, and AXP Growth
          Series, Inc., on behalf of RiverSource Large Cap Equity Fund, dated
          Nov. 10, 2005, filed electronically on or about Sept. 27, 2006 as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 82 to
          Registration Statement No. 2-38355 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization between AXP Stock Series, Inc., on behalf of RiverSource Stock Fund, and AXP Growth Series, Inc., on behalf of RiverSource Disciplined Equity Fund, dated Nov. 10, 2005, filed electronically on or about Sept. 27, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 82 to Registration Statement
          No. 2-38355 is incorporated by reference.

(h)(9)    Agreement and Plan of Reorganization, dated Sept. 11, 2007, between
          RiverSource Managers Series, Inc., on behalf of RiverSource
          Fundamental Growth Fund, and RiverSource Large Cap Series, Inc., on behalf of RiverSource Growth Fund, is filed electronically herewith as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 85 to
          Registration Statement No. 2-38355.

(h)(10) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between RiverSource Investments, LLC,
          Ameriprise Financial, Inc., RiverSource Service Corporation,
          RiverSource Distributors, Inc. and the Registrant filed electronically on or about July 28, 2008 as Exhibit (h)(5) to RiverSource High Yield
          Income Series, Inc. Post-Effective Amendment No. 45 to Registration
          Statement No. 2-86637 is incorporated by reference.

(h)(11) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource
          Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective
          Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Consent of Independent Registered Public Accounting Firm (Ernst &
          Young LLP) is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource
          Distributors, Inc. filed electronically on or about July 28, 2008 as Exhibit (m) to RiverSource High Yield Income Series, Inc.
          Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 12, 2008, filed electronically on or about June 30, 2008 as Exhibit (n) to RiverSource
          Investment Series, Inc. Post-Effective Amendment No. 120 to
          Registration Statement No. 2-11328 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to
          Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2008, and for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25,

          2008 as Exhibit (p)(2) to RiverSource Variable Series Trust
          Post-Effective Amendment No. 3 to Registration Statement No.
          333-146374 are incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Sept. 26, 2007 as Exhibit (q) to Registrant's Post-Effective
          Amendment No. 84 to Registration Statement No. 2-38355 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
Neysa M. Alecu,         Advisory Capital Partners LLC          Dissolved                  Anti-Money Laundering Officer (resigned
Anti-Money Laundering                                                                     5/23/06)
Officer
                        Advisory Capital Strategies Group                                 Anti-Money Laundering Officer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          5/23/06)

                        Advisory Select LLC                    Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          5/1/07)

                        American Enterprise Investment         70400 AXP Financial        Anti-Money Laundering Officer
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Anti-Money Laundering Officer (resigned
                        Company                                                           12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          6/13/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Alabama Inc.                                                      6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Arizona Inc.                                                      6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Idaho Inc.                                                        6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Maryland Inc.                                                     7/27/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Massachusetts Inc.                                                8/18/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Nevada Inc.                                                       6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        New Mexico Inc.                                                   6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Oklahoma Inc.                                                     6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Texas Inc.                                                        7/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Wyoming Inc.                                                      7/2/07)

                        American Partners Life Insurance       Dissolved                  Anti-Money Laundering Officer (resigned
                        Company                                                           12/30/06)

                        Ameriprise Auto & Home Insurance       3500 Packerland Drive      Anti-Money Laundering Officer
                        Agency, Inc.                           De Pere, WI 54115

                        Ameriprise Certificate Company         70100 Ameriprise           Anti-Money Laundering Officer (resigned
                                                               Financial Center,          8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Anti-Money Laundering Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Trust Company               200 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        Boston Equity General Partner LLC                                 Anti-Money Laundering Officer

                        IDS Capital Holdings Inc.                                         Anti-Money Laundering Officer

                        IDS Management Corporation                                        Anti-Money Laundering Officer

                        RiverSource Distributors, Inc.         50611 Ameriprise           Anti-Money Laundering Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

Patrick Thomas          Ameriprise Trust Company               200 Ameriprise Financial   Director, Senior Vice President
Bannigan,                                                      Center, Minneapolis, MN
Director and Senior                                            55474
Vice President -
Asset Management,       RiverSource Distributors, Inc.         50611 Ameriprise           Vice President
Products and                                                   Financial Center,
Marketing                                                      Minneapolis, MN 55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

Walter S. Berman,       Advisory Capital Partners LLC          Dissolved                  Treasurer (resigned 5/23/06)
Treasurer
                        Advisory Capital Strategies Group                                 Treasurer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Treasurer (resigned 5/23/06)

                        Advisory Select LLC                    Dissolved                  Treasurer (resigned 5/1/07)

                        American Centurion Life Assurance      Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        American Enterprise Investment         70400 AXP Financial        Treasurer
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Treasurer (resigned 6/13/07)

                        American Express Financial Advisors,   Dissolved                  Vice President and Treasurer (resigned
                        Japan Inc.                                                        2/4/08)

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Alabama, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Arizona, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Idaho, Inc.



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 7/27/07)
                        Maryland, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 8/18/07)
                        Massachusetts, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Nevada, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        New Mexico, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Oklahoma, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 7/2/07)
                        Wyoming, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Maryland, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        Ameriprise Auto & Home Insurance       3500 Packerland Drive      Treasurer
                        Agency Inc.                            De Pere, WI 54115

                        Ameriprise Bank, FSB                   9393 Ameriprise            Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Captive Insurance Company                              Director and Treasurer

                        Ameriprise Certificate Company         70100 Ameriprise           Treasurer and Investment Committee Member
                                                               Financial Center,          (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Executive Vice President, Chief Financial
                                                               Center, Minneapolis, MN    Officer and Treasurer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Director and Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Treasurer
                                                               De Pere, WI 54115

                        AMEX Assurance Company                 Dissolved                  Treasurer (resigned 3/15/07)

                        Boston Equity General Partner LLC                                 Treasurer

                        IDS Cable Corporation                  Dissolved                  Treasurer (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Treasurer (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Treasurer

                        IDS Management Corporation                                        Treasurer

                        IDS Partnership Services               Dissolved                  Treasurer (resigned 6/18/07)
                        Corporation

                        IDS Property Casualty Insurance        3500 Packerland Drive      Treasurer
                        Company                                De Pere, WI 54115



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        IDS Realty Corporation                 Dissolved                  Treasurer (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Treasurer

                        IDS REO 2, LLC                                                    Treasurer

                        Investors Syndicate Development                                   Vice President and Treasurer
                        Corporation

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Treasurer (resigned 9/30/06)
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource CDO Seed Investments,                                 Treasurer
                        LLC

                        RiverSource Distributors, Inc.         50611 Ameriprise           Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Distributors Ltd           Dissolved                  Treasurer (resigned)

                        RiverSource Life Insurance Company     20 Madison                 Vice President and Treasurer
                        of New York                            Ave. Extension,
                                                               P.O. Box 5144,
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Vice President and Treasurer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Treasurer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Tax Advantaged                                        Treasurer
                        Investments, Inc.

                        Securities America Advisors Inc.       12325 Port Grace Blvd.,    Director
                                                               Lavista, NE  68128-8204

                        Securities America Financial           7100 W. Center Rd., Ste.   Director
                        Corporation                            500, Omaha, NE
                                                               68106-2716

                        Securities America, Inc.               12325 Port Grace Blvd.,    Director
                                                               Lavista, NE 68128

                        Threadneedle Asset Management          60 St. Mary Axe, London    Director
                        Holdings Ltd.                          EC3A 8JQ

Richard N. Bush,        Advisory Capital Partners LLC          Dissolved                  Senior Vice President - Corporate Tax
Senior Vice                                                                               (resigned 5/23/06)
President, Corporate
Tax                     Advisory Capital Strategies Group                                 Senior Vice President - Corporate Tax
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 5/23/06)

                        American Centurion Life Assurance      Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        American Enterprise Investment         70400 AXP Financial        Senior Vice President - Corporate Tax
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/13/07)

                        American Express Financial Advisors    Dissolved                  Senior Vice President - Corporate Tax
                        Japan, Inc.                                                       (resigned 2/4/08)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Alabama, Inc.                                                     (resigned 6/29/07)



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Arizona, Inc.                                                     (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Idaho, Inc.                                                       (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Maryland, Inc.                                                    (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Massachusetts, Inc.                                               (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Nevada, Inc.                                                      (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        New Mexico, Inc.                                                  (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Oklahoma, Inc.                                                    (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Wyoming, Inc.                                                     (resigned 7/2/07)

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Maryland, Inc.

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        Ameriprise Bank, FSB                   9393 Ameriprise            Senior Vice President - Corporate Tax
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Senior Vice President - Corporate Tax
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Senior Vice President - Corporate Tax
                                                               De Pere, WI 54115

                        AMEX Assurance Company                 Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 9/30/07)

                        Boston Equity General Partner LLC                                 Senior Vice President - Corporate Tax

                        IDS Cable Corporation                  Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Senior Vice President - Corporate Tax

                        IDS Futures Corporation                570 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Management Corporation                                        Senior Vice President - Corporate Tax

                        IDS Property Casualty Insurance        3500 Packerland Drive      Senior Vice President - Corporate Tax
                        Company                                De Pere, WI 54115



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        IDS Realty Corporation                 Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Senior Vice President - Corporate Tax

                        IDS REO 2, LLC                                                    Senior Vice President - Corporate Tax

                        RiverSource Life Insurance Company     20 Madison                 Senior Vice President - Corporate Tax and
                        of New York                            Ave. Extension,            Authorized Officer - Derivatives Use Plan
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Tax Advantaged                                        Senior Vice President - Corporate Tax
                        Investments, Inc.

Peter Arthur Gallus,    Advisory Capital Partners LLC          Dissolved                  President, Chief Operating Officer and
Senior Vice                                                                               Chief Compliance Officer(resigned 5/23/06)
President, Chief
Operating Officer and   Advisory Capital Strategies Group                                 Director, President, Chief Operating
Assistant Treasurer     Inc.                                                              Officer and Chief Compliance Officer

                        Advisory Convertible Arbitrage LLC     Dissolved                  President, Chief Operating Officer and
                                                                                          Chief Compliance Officer (resigned
                                                                                          5/23/06)

                        Advisory Select LLC                    Dissolved                  President and Chief Operating Officer
                                                                                          (resigned 5/1/07)

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President - Investment Administration
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President - CAO-AEFA Investment
                                                               Financial Center,          Management
                                                               Minneapolis, MN 55474

                        Boston Equity General Partner LLC                                 President, Chief Operating Officer and
                                                                                          Chief Compliance Officer

                        IDS Capital Holdings Inc.                                         Vice President and Controller

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

Christopher Paul        Ameriprise Trust Company               200 Ameriprise Financial   Director, Head of Institutional Sales,
Keating,                                                       Center, Minneapolis, MN    Client Service and Consultant
Head of Institutional                                          55474                      Relationships
Sales, Client Service
and Consultant          Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
Relationships                                                  2330, Minneapolis, MN
                                                               55402

Michelle Marie          Ameriprise Bank, FSB                   9393 Ameriprise            Director
Keeley,                                                        Financial Center,
Executive Vice                                                 Minneapolis, MN 55474
President - Equity
and Fixed Income        Ameriprise Financial, Inc.             200 Ameriprise Financial   Executive Vice President - Equity and
                                                               Center, Minneapolis, MN    Fixed Income
                                                               55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Executive Vice President - Equity and
                                                               Financial Center,          Fixed Income
                                                               Minneapolis, MN 55474

                        IDS Property Casualty Insurance        3500 Packerland Drive      Vice President - Investments
                        Company                                De Pere, WI 54115

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource CDO Seed Investments,                                 Chairperson and President
                        LLC

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Vice President - Investments
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Life Insurance Company     20 Madison                 Vice President - Investments
                        of New York                            Ave. Extension,
                                                               Albany, NY 12005

                        American Centurion Life Assurance      Dissolved                  Vice President - Investments (resigned
                        Company                                                           12/30/06)

                        American Enterprise Life Insurance     Dissolved                  Vice President - Investments (resigned
                        Company                                                           12/30/06)

                        American Partners Life Insurance       Dissolved                  Vice President - Investments, Investment
                        Company                                                           Committee Member (resigned 12/30/06)

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President - Investments, Investment
                                                               Financial Center,          Committee Member (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Vice President - Investments (resigned
                                                               De Pere, WI 54115          9/18/06)

                        AMEX Assurance Company                                            Vice President - Investments (resigned
                                                                                          9/30/2007)

Jennifer Davis          Kenwood Capital Management LLC         333 S. 7th Street, Suite   Chief Compliance Officer
Lammers,                                                       2330, Minneapolis, MN
Chief Compliance                                               55402
Officer
                        RiverSource Service Corporation        734 Ameriprise Financial   Chief Compliance Officer
                                                               Center, Minneapolis, MN
                                                               55474

Brian Joseph McGrane,   Advisory Capital Partners LLC          Dissolved                  Vice President and Chief Financial Officer
Director, Vice                                                                            (resigned 5/23/06)
President and Chief
Financial Officer       Advisory Capital Strategies Group                                 Vice President and Chief Financial Officer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Vice President and Chief Financial
                                                                                          Officer(resigned 5/23/06)

                        Advisory Select LLC                    Dissolved                  Vice President and Chief Financial
                                                                                          Officer(resigned 5/1/07)

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Senior Vice President and Lead Financial
                                                               Center, Minneapolis, MN    Officer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President and Lead Financial Officer
                                                               Financial Center,          - Finance
                                                               Minneapolis, MN 55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Trust Company               200 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

                        Boston Equity General Partner LLC                                 Vice President and Chief Financial Officer

                        RiverSource CDO Seed Investments, LLC                             Board Member

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Director, Executive Vice President and
                                                               Center, Minneapolis, MN    Chief Financial Officer
                                                               55474

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President and Chief Financial Officer
                                                               Financial Center,          (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        American Enterprise Life Insurance     Dissolved                  Director, Executive Vice President and
                        Company                                                           Chief Financial Officer (resigned
                                                                                          12/30/06)

                        American Partners Life Insurance       Dissolved                  Director (resigned 12/30/06)
                        Company

Thomas R. Moore,        Advisory Capital Strategies Group                                 Secretary
Secretary               Inc.

                        American Centurion Life Assurance      Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        American Enterprise Investment         70400 AXP Financial        Secretary
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        American Enterprise REO 1 LLC          Dissolved                  Secretary (resigned 6/13/07)

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Alabama, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Arizona, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Idaho, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 7/27/07)
                        Maryland, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 8/18/07)
                        Massachusetts, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Nevada, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        New Mexico, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Oklahoma, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 7/2/07)
                        Wyoming, Inc.

                        American Express Property Casualty                                Secretary
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Secretary
                        Insurance Agency of Maryland, Inc.



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Property Casualty                                Secretary
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        Ameriprise Bank, FSB                   9393 Ameriprise            Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Captive Insurance Company                              Assistant Secretary

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President, Chief Governance Officer
                                                               Center, Minneapolis, MN    and Corporate Secretary
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Secretary
                                                               De Pere, WI 54115

                        Ameriprise Trust Company               200 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        AMEX Assurance Company                 Dissolved                  Secretary (resigned 9/30/07)

                        IDS Cable Corporation                  Dissolved                  Secretary (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Secretary (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Secretary

                        IDS Futures Corporation                570 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Management Corporation                                        Secretary

                        IDS Property Casualty Insurance        3500 Packerland Drive      Secretary
                        Company                                De Pere, WI 54115

                        IDS Realty Corporation                 Dissolved                  Secretary (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Secretary

                        IDS REO 2, LLC                                                    Secretary

                        Investors Syndicate Development                                   Secretary
                        Corporation

                        RiverSource CDO Seed Investments,                                 Secretary
                        LLC

                        RiverSource Distributors, Inc.         50611 Ameriprise           Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Life Insurance Company     20 Madison                 Secretary
                        of New York                            Ave. Extension,
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        RiverSource Tax Advantaged                                        Secretary
                        Investments, Inc.

                        Securities America Financial           7100 W. Center Rd., Ste.   Secretary (resigned 11/19/07)
                        Corporation                            500, Omaha, NE
                                                               68106-2716

Scott Roane Plummer,    Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President - Asset Management
Chief Legal Officer                                            Center, Minneapolis, MN    Compliance
and Assistant                                                  55474
Secretary
                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President and Chief Counsel - Asset
                                                               Financial Center,          Management
                                                               Minneapolis, MN 55474

                        RiverSource Distributors, Inc.         50611 Ameriprise           Chief Counsel
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Vice President, Chief Legal Officer and
                                                               Center, Minneapolis, MN    Assistant Secretary
                                                               55474

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President, General Counsel and
                                                               Financial Center,          Secretary (resigned 8/24/07)
                                                               Minneapolis, MN 55474

William Frederick       Advisory Capital Strategies Group                                 Director
'Ted' Truscott          Inc.
Chairman, Chief
Investment Officer      Ameriprise Certificate Company         70100 Ameriprise           Director, President and Chief Executive
and President                                                  Financial Center,          Officer (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   President - U.S. Asset Management,
                                                               Center, Minneapolis, MN    Annuities and Chief Investment Officer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Senior Vice President and Chief Investment
                                                               Financial Center,          Officer
                                                               Minneapolis, MN 55474

                        Ameriprise Trust Company               200 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Capital Holdings Inc.                                         Director and President

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource Distributors, Inc.         50611 Ameriprise           Chairman and Chief Executive Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Threadneedle Asset Management          60 St. Mary Axe, London    Director
                        Holdings Ltd.                          EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business Address*        Positions and Offices with Underwriter   Positions and Offices with Fund
--------------------------------   --------------------------------------   -----------------------------------
Neysa M. Alecu                     Anti-Money Laundering Officer            None

Gumer C. Alvero                    Director and Vice President              None

Patrick Thomas Bannigan            Vice President                           President

Timothy V. Bechtold                Director and Vice President              None

Walter S. Berman                   Treasurer                                None

Paul J. Dolan                      Chief Operating Officer and Chief        None
                                   Administrative Officer

Jeffrey P. Fox                     Chief Financial Officer                  Treasurer

Jeffrey Lee McGregor, Sr.          President                                None

Thomas R. Moore                    Secretary                                None

Scott Roane Plummer                Chief Counsel                            Vice President, General Counsel and
                                                                            Secretary

Julie A. Ruether                   Chief Compliance Officer                 None

William Frederick 'Ted' Truscott   Chairman and Chief Executive Officer     Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE LARGE CAP SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of Sept., 2008.

RIVERSOURCE LARGE CAP SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of Sept., 2008.

Signature                               Capacity
---------                               --------
/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Sept. 26, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-38355, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 85
                      TO REGISTRATION STATEMENT NO. 2-38355

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

     RiverSource Disciplined Equity Fund.

     RiverSource Growth Fund.

     RiverSource Large Cap Equity Fund.

     RiverSource Large Cap Value Fund.

Part B.

     Statement of Additional Information.

     Financial statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(b)      By-laws, as amended April 13, 2006.

(h)(9)   Agreement and Plan of Reorganization, dated Sept. 11, 2007, between
         RiverSource Managers Series, Inc., on behalf of RiverSource Fundamental
         Growth Fund, and RiverSource Large Cap Series, Inc., on behalf of
         RiverSource Growth Fund.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)      Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP).